UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-3255
                                                      --------

                           PANORAMA SERIES FUND, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: DECEMBER 31
                                               -----------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. The Fund provided strong absolute returns during the past 12 months, outperforming relative to its benchmark, the Morgan Stanley Capital International (MSCI) EAFE(R) (Europe, Australasia, Far
East) Index, and finishing in the first quartile (#5/62) of international growth funds, as ranked by Lipper, Inc. We describe ourselves as long-term-oriented, "growth theme" investors. By this, we mean that we look to own reasonably valued stocks that we believe may benefit from favorable global fundamentals that can provide a tailwind for the companies in which we decide to invest. We favor stocks that we believe may be positioned to deliver above-average revenue growth over the next five to ten years. During the past year, we continued to look for attractive investment opportunities in the following four thematic areas: MASS AFFLUENCE, NEW TECHNOLOGIES, RESTRUCTURING AND AGING. These management themes have remained essentially in place since the Fund's inception in 1992.

      In selecting stocks for the Fund, we continued to follow a bottom-up security selection approach, meaning that we evaluate investment opportunities one-by-one based on our assessment of their long-term growth potential, as opposed to a top-down effort to own a target weighting in a particular country or economic sector. During the past year, we were comfortable with how the portfolio was structured and made relatively few changes to our holdings--maintaining our long-term, low-turnover investment focus.

      One of the Fund's strongest contributors to performance during the period was NicOx SA, a French biotechnology and drug discovery company held by the Fund since late 1998. The company has benefited by developing more effective drugs to treat a variety of ailments with fewer side effects. Also performing well was our largest holding at period end, Switzerland-based ABB Ltd., whose technologies are widely used by utilities and industrial companies. ABB has benefited from a strong fundamental backdrop for its businesses. In addition, the company's shares have continued to recover following its financial restructuring and the market's diminishing concerns about its asbestos litigation risk. A third positive was the Norwegian company, Tandberg ASA, a leader in manufacturing of videoconferencing systems. Strong sales and execution also propelled the stock.

      On the negative side, Australian drug discovery company Marshall Edwards, Inc., the majority of which is owned by Novogen Ltd., was a disappointing performer. Although we saw nothing fundamentally wrong with the company during the past 12 months, in the absence of recent news, either positive or negative, Marshall Edwards' shares lost ground. However, we still believe in the company's long-term prospects and are still very comfortable with our current position. Also disappointing was Novogen Ltd. Novogen suffered due to its holding in Marshall Edwards. Another detractor was Neomax Co. Ltd., a Japanese manufacturer of magnets whose products are essential components in hybrid automobiles. Neomax suffered a significant correction, in part because of the company's high valuation at the beginning of the period. We have since exited our position. Also underperforming was Yahoo! Japan Corp., commonly seen as Japan's leading internet company. We recognized that the stock was highly valued and sold most of our position. We later repurchased the stock at a lower price and we continue to believe that Yahoo! Japan still has solid growth potential ahead of it. In this environment, we are comfortable with the Fund's existing positioning and do not plan to make major overall changes to the Fund's holdings. Keeping our eyes fixed firmly on the horizon, we will maintain our long-term investment focus, looking for companies that we can ideally own for five years or even longer.

      WE URGE SHAREHOLDERS TO KEEP IN MIND THE ADDED VOLATILITY AND RISK--INCLUDING CURRENCY FLUCTUATIONS AND ECONOMIC AND POLITICAL
INSTABILITY--THAT INVESTING IN THE SECURITIES OF INTERNATIONAL MARKETS ENTAILS. EMERGING MARKETS INVESTMENTS CAN BE ESPECIALLY VOLATILE.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each share class of the Fund held until December 31, 2006. In the case of Non-Service shares, performance is measured over a ten-fiscal-year period. In the case of Service shares, performance is measured from inception of the class on March 19, 2001. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.

      The Fund's performance is compared to the performance of the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australasia, Far East) Index, which is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  4 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NON-SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund/VA (Non-Service)

      MSCI EAFE Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             Oppenheimer
                            International
                            Growth Fund/VA               MSCI EAFE
                            (Non-Service)                  Index
                            --------------               ---------
      12/31/1996               $ 10,000                  $ 10,000
      03/31/1997               $  9,857                  $  9,850
      06/30/1997               $ 11,049                  $ 11,136
      09/30/1997               $ 11,287                  $ 11,065
      12/31/1997               $ 10,811                  $ 10,206
      03/31/1998               $ 12,579                  $ 11,715
      06/30/1998               $ 12,743                  $ 11,847
      09/30/1998               $ 11,099                  $ 10,171
      12/31/1998               $ 12,908                  $ 12,281
      03/31/1999               $ 12,743                  $ 12,460
      06/30/1999               $ 13,164                  $ 12,786
      09/30/1999               $ 14,177                  $ 13,356
      12/31/1999               $ 19,409                  $ 15,633
      03/31/2000               $ 22,631                  $ 15,626
      06/30/2000               $ 20,408                  $ 15,016
      09/30/2000               $ 19,499                  $ 13,813
      12/31/2000               $ 17,579                  $ 13,451
      03/31/2001               $ 15,420                  $ 11,615
      06/30/2001               $ 15,669                  $ 11,514
      09/30/2001               $ 11,441                  $  9,908
      12/31/2001               $ 13,306                  $ 10,599
      03/31/2002               $ 13,644                  $ 10,708
      06/30/2002               $ 12,517                  $ 10,453
      09/30/2002               $  8,887                  $  8,395
      12/31/2002               $  9,513                  $  8,939
      03/31/2003               $  8,161                  $  8,213
      06/30/2003               $ 10,966                  $  9,820
      09/30/2003               $ 11,986                  $ 10,623
      12/31/2003               $ 14,281                  $ 12,441
      03/31/2004               $ 14,760                  $ 12,989
      06/30/2004               $ 14,501                  $ 13,046
      09/30/2004               $ 14,371                  $ 13,016
      12/31/2004               $ 16,831                  $ 15,016
      03/31/2005               $ 16,586                  $ 15,001
      06/30/2005               $ 16,456                  $ 14,888
      09/30/2005               $ 18,545                  $ 16,442
      12/31/2005               $ 19,198                  $ 17,120
      03/31/2006               $ 21,296                  $ 18,742
      06/30/2006               $ 20,901                  $ 18,918
      09/30/2006               $ 21,953                  $ 19,672
      12/31/2006               $ 25,108                  $ 21,718

AVERAGE ANNUAL TOTAL RETURNS OF NON-SERVICE SHARES OF THE FUND AT 12/31/06

1-Year 30.78%   5-Year 13.54%   10-Year 9.64%

SERVICE SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Oppenheimer International Growth Fund/VA (Service)

      MSCI EAFE Index

                             Oppenheimer
                            International
                            Growth Fund/VA               MSCI EAFE
                              (Service)                    Index
                            --------------               ---------
      03/19/2001               $ 10,000                  $ 10,000
      03/31/2001               $ 10,164                  $ 10,000
      06/30/2001               $ 10,328                  $  9,913
      09/30/2001               $  7,623                  $  8,530
      12/31/2001               $  8,852                  $  9,126
      03/31/2002               $  8,910                  $  9,220
      06/30/2002               $  8,662                  $  9,000
      09/30/2002               $  6,270                  $  7,228
      12/31/2002               $  6,682                  $  7,697
      03/31/2003               $  5,785                  $  7,071
      06/30/2003               $  7,545                  $  8,455
      09/30/2003               $  8,216                  $  9,147
      12/31/2003               $  9,725                  $ 10,711
      03/31/2004               $ 10,117                  $ 11,183
      06/30/2004               $  9,862                  $ 11,232
      09/30/2004               $  9,777                  $ 11,207
      12/31/2004               $ 11,393                  $ 12,928
      03/31/2005               $ 11,298                  $ 12,916
      06/30/2005               $ 11,213                  $ 12,819
      09/30/2005               $ 12,582                  $ 14,157
      12/31/2005               $ 13,096                  $ 14,740
      03/31/2006               $ 14,435                  $ 16,136
      06/30/2006               $ 14,177                  $ 16,288
      09/30/2006               $ 14,864                  $ 16,938
      12/31/2006               $ 16,927                  $ 18,699

AVERAGE ANNUAL TOTAL RETURNS OF SERVICE SHARES OF THE FUND AT 12/31/06

1-Year 29.25%   5-Year 13.84%   Since Inception (3/19/01)  9.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE FUND'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE FUND'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS FUND. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                  5 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Fund. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                   BEGINNING      ENDING       EXPENSES
                                   ACCOUNT        ACCOUNT      PAID DURING
                                   VALUE          VALUE        6 MONTHS ENDED
                                   (7/1/06)       (12/31/06)   DECEMBER 31, 2006
--------------------------------------------------------------------------------
Non-Service shares Actual          $1,000.00      $1,201.30    $5.78
--------------------------------------------------------------------------------
Non-Service shares Hypothetical     1,000.00       1,019.96     5.31
--------------------------------------------------------------------------------
Service shares Actual               1,000.00       1,193.90     7.38
--------------------------------------------------------------------------------
Service shares Hypothetical         1,000.00       1,018.50     6.79

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios, excluding affiliated fund indirect expenses, based on the 6-month period ended December 31, 2006 are as follows:

CLASS                EXPENSE RATIOS
-----------------------------------
Non-Service shares       1.04%
-----------------------------------
Service shares           1.33

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                  6 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.2%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.0%
Continental AG                                           56,903   $   6,625,851
--------------------------------------------------------------------------------
AUTOMOBILES--3.1%
Bayerische Motoren Werke AG                              51,678       2,964,116
--------------------------------------------------------------------------------
Ducati Motor Holding SpA 1                              764,200         927,067
--------------------------------------------------------------------------------
Honda Motor Co.                                          58,520       2,311,197
--------------------------------------------------------------------------------
Porsche AG, Preference                                      681         869,249
--------------------------------------------------------------------------------
Toyota Motor Corp.                                       50,000       3,279,727
                                                                  --------------
                                                                     10,351,356

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
Carnival Corp.                                           56,600       2,776,230
--------------------------------------------------------------------------------
William Hill plc                                        131,675       1,629,405
                                                                  --------------
                                                                      4,405,635

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.1%
Daito Trust Construction Co. Ltd.                        27,603       1,266,437
--------------------------------------------------------------------------------
Groupe SEB SA                                            19,652       2,791,308
--------------------------------------------------------------------------------
Koninklijke (Royal) Philips
Electronics NV                                           37,200       1,402,949
--------------------------------------------------------------------------------
Sony Corp.                                               39,200       1,679,929
                                                                  --------------
                                                                      7,140,623

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Home Retail Group                                        72,571         582,580
--------------------------------------------------------------------------------
MEDIA--4.3%
British Sky Broadcasting Group plc                      126,542       1,293,343
--------------------------------------------------------------------------------
Gestevision Telecinco SA                                 21,528         613,259
--------------------------------------------------------------------------------
Grupo Televisa SA, Sponsored GDR                         95,300       2,574,053
--------------------------------------------------------------------------------
Mediaset SpA                                            218,500       2,592,984
--------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                  25,992         581,399
--------------------------------------------------------------------------------
Publishing & Broadcasting Ltd.                           43,876         739,423
--------------------------------------------------------------------------------
Societe Television Francaise 1                           29,240       1,084,993
--------------------------------------------------------------------------------
Vivendi SA                                               58,710       2,286,702
--------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                      290,800       2,527,236
                                                                  --------------
                                                                     14,293,392

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.3%
Next plc                                                 82,360       2,902,669
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                              9,670       1,444,979
                                                                  --------------
                                                                      4,347,648

--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
Carphone Warehouse plc (The)                            431,260       2,651,413
--------------------------------------------------------------------------------
DSG International plc                                    50,870         190,739
--------------------------------------------------------------------------------
H&M Hennes & Mauritz AB, B Shares                        66,200       3,333,735
--------------------------------------------------------------------------------
Industria de Diseno Textil SA                            64,400       3,469,294
                                                                  --------------
                                                                      9,645,181

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--3.0%
Burberry Group plc                                       18,075   $     227,174
--------------------------------------------------------------------------------
Compagnie Financiere Richemont AG,
A Shares                                                 34,435       2,000,088
--------------------------------------------------------------------------------
Luxottica Group SpA                                      97,100       2,983,946
--------------------------------------------------------------------------------
Puma AG                                                   7,361       2,876,382
--------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                              9,007       1,990,262
                                                                  --------------
                                                                     10,077,852

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.2%
--------------------------------------------------------------------------------
BEVERAGES--2.1%
Carlsberg AS, Cl. B                                      19,600       1,946,537
--------------------------------------------------------------------------------
Foster's Group Ltd.                                     114,351         624,617
--------------------------------------------------------------------------------
Heineken NV                                              29,800       1,417,324
--------------------------------------------------------------------------------
Pernod-Ricard SA                                         12,800       2,940,004
                                                                  --------------
                                                                      6,928,482

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
William Morrison Supermarkets plc                       174,904         871,558
--------------------------------------------------------------------------------
Woolworths Ltd.                                          33,848         638,556
                                                                  --------------
                                                                      1,510,114

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
Cadbury Schweppes plc                                   104,594       1,119,195
--------------------------------------------------------------------------------
Koninklijke Numico NV                                    15,982         856,283
--------------------------------------------------------------------------------
Nestle SA                                                 3,708       1,317,656
                                                                  --------------
                                                                      3,293,134

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.7%
L'Oreal SA                                               23,780       2,382,552
--------------------------------------------------------------------------------
ENERGY--4.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.6%
Technip SA                                               79,670       5,468,735
--------------------------------------------------------------------------------
OIL & GAS--2.9%
BG Group plc                                            153,050       2,086,617
--------------------------------------------------------------------------------
BP plc, ADR                                              34,800       2,335,080
--------------------------------------------------------------------------------
Neste Oil Oyj                                            11,125         338,207
--------------------------------------------------------------------------------
Total SA                                                 49,920       3,601,251
--------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                            27,400       1,257,660
                                                                  --------------
                                                                      9,618,815

--------------------------------------------------------------------------------
FINANCIALS--16.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.3%
3i Group plc                                            114,448       2,262,159
--------------------------------------------------------------------------------
Collins Stewart Tullett plc 1                           327,395       1,628,225
--------------------------------------------------------------------------------
Credit Suisse Group                                      20,614       1,442,219
--------------------------------------------------------------------------------
Mediobanca SpA                                           57,900       1,363,147
--------------------------------------------------------------------------------
MLP AG                                                   34,754         690,446
--------------------------------------------------------------------------------
New CST plc 1                                           327,395       4,166,717
--------------------------------------------------------------------------------
UBS AG                                                   46,389       2,808,625
                                                                  --------------
                                                                     14,361,538


                  7 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS--8.5%
Anglo Irish Bank Corp.                                  300,751   $   6,236,946
--------------------------------------------------------------------------------
Commerzbank AG                                           39,737       1,502,797
--------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                           86,025       3,590,684
--------------------------------------------------------------------------------
Joyo Bank Ltd. (The)                                    279,000       1,540,297
--------------------------------------------------------------------------------
Mitsubishi UFJ Financial Group, Inc.                        396       4,927,292
--------------------------------------------------------------------------------
Natixis                                                  20,690         581,194
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc
(The)                                                   114,710       4,458,079
--------------------------------------------------------------------------------
Societe Generale, Cl. A                                  17,904       3,029,219
--------------------------------------------------------------------------------
UniCredito Italiano SpA 2                               173,600       1,521,621
--------------------------------------------------------------------------------
UniCredito Italiano SpA 2                                93,450         820,332
                                                                  --------------
                                                                     28,208,461

--------------------------------------------------------------------------------
INSURANCE--1.6%
Allianz SE                                               11,288       2,308,262
--------------------------------------------------------------------------------
AMP Ltd.                                                187,968       1,498,557
--------------------------------------------------------------------------------
Prudential plc                                          107,097       1,466,809
                                                                  --------------
                                                                      5,273,628

--------------------------------------------------------------------------------
REAL ESTATE--0.6%
Solidere, GDR                                            25,380         411,156
--------------------------------------------------------------------------------
Solidere, GDR 3                                         100,420       1,626,804
                                                                  --------------
                                                                      2,037,960

--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.2%
Sumitomo Realty & Development
Co. Ltd.                                                127,000       4,076,635
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.5%
Housing Development Finance
Corp. Ltd.                                               46,600       1,712,913
--------------------------------------------------------------------------------
HEALTH CARE--12.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--3.8%
Marshall Edwards, Inc. 1,4                              210,000         642,600
--------------------------------------------------------------------------------
Marshall Edwards, Inc. 1,3                              255,600         782,136
--------------------------------------------------------------------------------
NeuroSearch AS 1                                         61,350       3,491,719
--------------------------------------------------------------------------------
NicOx SA 1                                              237,210       7,110,860
--------------------------------------------------------------------------------
Santhera Pharmaceuticals 1                                8,267         617,396
                                                                  --------------
                                                                     12,644,711

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.2%
Art Advanced Research Technologies,
Inc. 1,3                                                270,100         118,125
--------------------------------------------------------------------------------
Art Advanced Research Technologies,
Inc., Cv., Series 2 1                                   113,634          49,696
--------------------------------------------------------------------------------
Essilor International SA                                 19,920       2,141,752
--------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                     279,600         775,992
--------------------------------------------------------------------------------
Phonak Holding AG                                        22,641       1,802,361
--------------------------------------------------------------------------------
Straumann Holding AG                                      7,982       1,932,450

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Synthes, Inc.                                            12,700   $   1,514,411
--------------------------------------------------------------------------------
Terumo Corp.                                             49,300       1,938,776
--------------------------------------------------------------------------------
William Demant Holding AS 1                              86,200       6,989,024
                                                                  --------------
                                                                     17,262,587

--------------------------------------------------------------------------------
PHARMACEUTICALS--3.5%
Astellas Pharma, Inc.                                    18,900         859,199
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                      24,471         643,961
--------------------------------------------------------------------------------
H.Lundbeck AS                                            16,800         460,776
--------------------------------------------------------------------------------
Novogen Ltd. 1                                        1,089,513       2,236,010
--------------------------------------------------------------------------------
Roche Holdings AG                                         8,993       1,612,614
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                        25,305       2,336,591
--------------------------------------------------------------------------------
Shionogi & Co. Ltd.                                      60,000       1,175,569
--------------------------------------------------------------------------------
SkyePharma plc 1                                        698,862         376,299
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                           26,500       1,819,293
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.,
Sponsored ADR                                            12,100         376,068
                                                                  --------------
                                                                     11,896,380

--------------------------------------------------------------------------------
INDUSTRIALS--17.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Empresa Brasileira de Aeronautica SA                    389,126       4,016,021
--------------------------------------------------------------------------------
AIRLINES--1.1%
easyJet plc 1                                           317,546       3,793,494
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.4%
Capita Group plc                                        572,495       6,804,074
--------------------------------------------------------------------------------
Experian Group Ltd. 1                                    81,512         956,796
--------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                        78,000       2,543,198
--------------------------------------------------------------------------------
Randstad Holding NV                                      12,600         867,395
                                                                  --------------
                                                                     11,171,463

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--1.4%
Koninklijke Boskalis Westminster NV                      22,097       2,187,677
--------------------------------------------------------------------------------
Leighton Holdings Ltd.                                   67,291       1,074,004
--------------------------------------------------------------------------------
Vinci SA                                                 11,330       1,447,751
                                                                  --------------
                                                                      4,709,432

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--4.9%
ABB Ltd.                                                483,077       8,662,480
--------------------------------------------------------------------------------
Alstom 1                                                 31,930       4,328,706
--------------------------------------------------------------------------------
Ceres Power Holdings plc 1                              299,230       1,288,951
--------------------------------------------------------------------------------
Ushio, Inc.                                             105,700       2,171,644
                                                                  --------------
                                                                     16,451,781

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.8%
Siemens AG                                               27,028       2,697,270
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
BTG plc 1                                               376,904       1,092,197


                  8 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--2.9%
Aalberts Industries NV                                   68,653   $   5,935,940
--------------------------------------------------------------------------------
Hyundai Heavy Industries Co. Ltd. 1                      16,307       2,202,274
--------------------------------------------------------------------------------
Takeuchi Mfg. Co. Ltd.                                   31,073       1,442,266
                                                                  --------------
                                                                      9,580,480

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.6%
Bunzl plc                                               173,323       2,116,776
--------------------------------------------------------------------------------
Wolseley plc                                            130,670       3,142,737
                                                                  --------------
                                                                      5,259,513

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--15.2%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--3.9%
Nokia Oyj                                                57,300       1,165,347
--------------------------------------------------------------------------------
Tandberg ASA                                            296,700       4,472,960
--------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
B Shares                                              1,862,100       7,520,806
                                                                  --------------
                                                                     13,159,113

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.3%
Benq Corp. 1                                          1,754,000         939,306
--------------------------------------------------------------------------------
Logitech International SA 1                             112,493       3,229,162
                                                                  --------------
                                                                      4,168,468

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.4%
Hoya Corp.                                               80,200       3,126,995
--------------------------------------------------------------------------------
Keyence Corp.                                            11,490       2,847,276
--------------------------------------------------------------------------------
Nidec Corp.                                              29,500       2,280,576
--------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                           44,000         924,331
--------------------------------------------------------------------------------
Omron Corp.                                              55,086       1,564,562
--------------------------------------------------------------------------------
Phoenix Mecano AG                                         1,741         762,982
                                                                  --------------
                                                                     11,506,722

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.0%
United Internet AG                                       61,204       1,010,708
--------------------------------------------------------------------------------
Yahoo! Japan Corp.                                        5,988       2,385,036
                                                                  --------------
                                                                      3,395,744

--------------------------------------------------------------------------------
IT SERVICES--1.1%
Infosys Technologies Ltd.                                71,864       3,626,134
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.1%
Canon, Inc.                                              63,050       3,571,005
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
ASM International NV 1                                   69,800       1,460,914
--------------------------------------------------------------------------------
Samsung Electronics Co.                                   1,719       1,125,821
                                                                  --------------
                                                                      2,586,735

--------------------------------------------------------------------------------
SOFTWARE--2.6%
Autonomy Corp. plc 1                                    229,536       2,289,586
--------------------------------------------------------------------------------
Business Objects SA 1                                    19,840         781,164
--------------------------------------------------------------------------------
Enix Corp.                                               33,400         875,661

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Nintendo Co. Ltd.                                        12,500   $   3,245,662
--------------------------------------------------------------------------------
Sage Group plc (The)                                    294,660       1,557,490
                                                                  --------------
                                                                      8,749,563

--------------------------------------------------------------------------------
MATERIALS--5.0%
--------------------------------------------------------------------------------
CHEMICALS--1.9%
Filtrona plc                                            229,345       1,166,361
--------------------------------------------------------------------------------
Nufarm Ltd.                                             118,757         970,214
--------------------------------------------------------------------------------
Sika AG 1                                                 1,631       2,529,824
--------------------------------------------------------------------------------
Syngenta AG 1                                             8,579       1,596,109
                                                                  --------------
                                                                      6,262,508

--------------------------------------------------------------------------------
METALS & MINING--3.1%
Companhia Vale do Rio Doce,
Sponsored ADR                                           140,500       3,688,125
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                           159,300       4,179,403
--------------------------------------------------------------------------------
Rio Tinto plc                                            45,391       2,415,616
                                                                  --------------
                                                                     10,283,144

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.4%
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.4%
KDDI Corp.                                                  286       1,939,431
--------------------------------------------------------------------------------
SK Telecom Co. Ltd., ADR                                 21,530         570,114
--------------------------------------------------------------------------------
Vodafone Group plc                                      744,515       2,053,725
                                                                  --------------
                                                                      4,563,270

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.6%
Fortum Oyj                                               66,800       1,901,145
                                                                  --------------
Total Common Stocks (Cost $212,294,830)                             326,691,965

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.1%
--------------------------------------------------------------------------------
Art Advanced Research Technologies,
Inc., Preference 1 (Cost $337,687)                      360,333         157,587

                                                          UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Marshall Edwards, Inc. Wts.,
Exp. 7/10/11 1 (Cost $0)                                 89,460          88,536

                                                         SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUND--1.8%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25% 5,6
(Cost $6,056,179)                                     6,056,179       6,056,179

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $218,688,696)                                        99.8%    332,994,267
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                             0.2         826,309
                                                      --------------------------
NET ASSETS                                                100.0%  $ 333,820,576
                                                      ==========================


                  9 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF INVESTMENTS  December 31, 2006
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $2,527,065 or 0.76% of the Fund's net assets as of December 31, 2006.

4. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2006 was $642,600, which represents 0.19% of the Fund's net assets, all of which is considered restricted. See Note 6 of accompanying Notes.

5. Represents ownership of an affiliated fund, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                            SHARES                                        SHARES
                      DECEMBER 31,         GROSS          GROSS     DECEMBER 31,
                              2005     ADDITIONS     REDUCTIONS             2006
--------------------------------------------------------------------------------
Oppenheimer
Institutional
Money Market
Fund, Cl. E, 5.25%*             --    13,895,148      7,838,969        6,056,179

                                                          VALUE         DIVIDEND
                                                     SEE NOTE 1           INCOME
--------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E, 5.25%*                     $6,056,179          $26,816

* The money market fund and the Fund are affiliated by having the same investment advisor.

6. Rate shown is the 7-day yield as of December 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
GEOGRAPHIC HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                       VALUE         PERCENT
--------------------------------------------------------------------------------
United Kingdom                                    $  59,569,825            17.9%
Japan                                                51,248,796            15.4
France                                               43,757,761            13.1
Switzerland                                          33,818,639            10.2
Germany                                              21,545,081             6.5
The Netherlands                                      14,128,482             4.2
Denmark                                              12,888,056             3.9
Sweden                                               11,630,533             3.5
India                                                11,456,967             3.4
United States                                        10,345,681             3.1
Italy                                                10,209,097             3.1
Australia                                             8,362,780             2.5
Brazil                                                7,704,146             2.3
Spain                                                 6,625,751             2.0
Ireland                                               6,236,946             1.9
Norway                                                4,472,960             1.3
South Africa                                          4,179,403             1.2
Korea, Republic of South                              3,898,209             1.2
Finland                                               3,404,699             1.0
Mexico                                                2,574,053             0.8
Lebanon                                               2,037,960             0.6
Bermuda                                               1,257,660             0.4
Taiwan                                                  939,306             0.3
Israel                                                  376,068             0.1
Canada                                                  325,408             0.1
                                                  ------------------------------
Total                                             $ 332,994,267           100.0%
                                                  ==============================


                  10 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $212,632,517)                                                            $  326,938,088
Affiliated companies (cost $6,056,179)                                                                     6,056,179
                                                                                                      ---------------
                                                                                                         332,994,267
---------------------------------------------------------------------------------------------------------------------
Cash                                                                                                          10,000
---------------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $34,908)                                                                       34,647
---------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                                 659,797
Interest and dividends                                                                                       287,659
Other                                                                                                         11,950
                                                                                                      ---------------
Total assets                                                                                             333,998,320

---------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                                             114,153
Legal, auditing and other professional fees                                                                   15,303
Distribution and service plan fees                                                                            14,931
Custodian fees                                                                                                13,121
Shareholder communications                                                                                     8,958
Directors' compensation                                                                                        6,827
Transfer and shareholder servicing agent fees                                                                  1,715
Other                                                                                                          2,736
                                                                                                      ---------------
Total liabilities                                                                                            177,744

---------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                            $  333,820,576
                                                                                                      ===============

---------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                                  $      174,591
---------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                               259,026,142
---------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                            234,831
---------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions                           (39,924,898)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                                        114,309,910
                                                                                                      ---------------
NET ASSETS                                                                                            $  333,820,576
                                                                                                      ===============

---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------------------
Non-Service Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $308,111,148 and 161,561,367 shares of capital stock outstanding)                    $         1.91
---------------------------------------------------------------------------------------------------------------------
Service Shares:
Net asset value, redemption price per share and offering price per share (based
on net assets of $25,709,428 and 13,030,082 shares of capital stock outstanding)                      $         1.97

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  11 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $203,080)                                 $    4,448,691
Affiliated companies                                                                                          26,816
---------------------------------------------------------------------------------------------------------------------
Interest                                                                                                     188,175
---------------------------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                                        79,047
                                                                                                      ---------------
Total investment income                                                                                    4,742,729

---------------------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------------------
Management fees                                                                                            2,649,792
---------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees--Service shares                                                            50,104
---------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Non-Service shares                                                                                            10,043
Service shares                                                                                                 9,993
---------------------------------------------------------------------------------------------------------------------
Shareholder communications:
Non-Service shares                                                                                            13,760
Service shares                                                                                                 1,102
---------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                   55,553
---------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                        7,174
---------------------------------------------------------------------------------------------------------------------
Administration service fees                                                                                    1,500
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                         46,551
                                                                                                      ---------------
Total expenses                                                                                             2,845,572
Less reduction to custodian expenses                                                                            (159)
Less waivers and reimbursements of expenses                                                                     (526)
                                                                                                      ---------------
Net expenses                                                                                               2,844,887

---------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                      1,897,842

---------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
---------------------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                                  990,388
Foreign currency transactions                                                                                870,311
                                                                                                      ---------------
Net realized gain                                                                                          1,860,699
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                                               54,871,989
Translation of assets and liabilities denominated in foreign currencies                                   13,774,730
                                                                                                      ---------------
Net change in unrealized appreciation                                                                     68,646,719

---------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  $   72,405,260
                                                                                                      ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  12 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                                       2006              2005
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $   1,897,842    $      964,538
---------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                        1,860,699         6,882,310
---------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                   68,646,719        11,089,272
                                                                                     --------------------------------
Net increase in net assets resulting from operations                                    72,405,260        18,936,120

---------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Non-Service shares                                                                      (1,448,988)         (967,917)
Service shares                                                                             (65,579)          (95,115)
                                                                                     --------------------------------
                                                                                        (1,514,567)       (1,063,032)

---------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from capital stock transactions:
Non-Service shares                                                                      39,453,096        76,409,425
Service shares                                                                           4,328,128         1,504,759
                                                                                     --------------------------------
                                                                                        43,781,224        77,914,184

---------------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------------
Total increase                                                                         114,671,917        95,787,272
---------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                    219,148,659       123,361,387
                                                                                     --------------------------------
End of period (including accumulated net investment income (loss) of $234,831 and
$(230,394), respectively)                                                            $ 333,820,576    $  219,148,659
                                                                                     ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  13 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NON-SERVICE SHARES  YEAR ENDED DECEMBER 31,              2006              2005         2004        2003           2002
--------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    1.47         $    1.30     $   1.12     $  0.76     $     1.07
--------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .01 1             .01 1        .01 1        -- 2          .01
Net realized and unrealized gain (loss)                   .44               .17          .19         .37           (.31)
                                                    ----------------------------------------------------------------------
Total from investment operations                          .45               .18          .20         .37           (.30)
--------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)             (.01)        (.02)       (.01)          (.01)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.91         $    1.47     $   1.30     $  1.12     $     0.76
                                                    ======================================================================

--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      30.78%            14.06%       17.86%      50.13%        (28.51)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $ 308,111         $ 203,172     $110,679     $92,027     $   62,091
--------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $ 247,327         $ 115,108     $ 96,388     $70,042     $   83,511
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                    0.73%             0.78%        0.64%       0.37%          1.17%
Total expenses                                           1.04% 5,6,7       1.09% 5      1.08% 5     1.12% 5        1.12% 5
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     9%               28%          30%         71%            40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Expenses including indirect expenses from affiliated fund were as follows:

    Year Ended December 31, 2006        1.04%

7. Voluntary waiver of management fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  14 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

SERVICE SHARES  YEAR ENDED DECEMBER 31,                  2006             2005         2004         2003           2002
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $    1.53       $     1.34     $   1.16      $  0.81      $    1.08
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .01 1            .01 1         -- 1,2      .01            .01
Net realized and unrealized gain (loss)                   .44              .19          .20          .35           (.27)
                                                    ---------------------------------------------------------------------
Total from investment operations                          .45              .20          .20          .36           (.26)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.01)            (.01)        (.02)        (.01)          (.01)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $    1.97       $     1.53     $   1.34      $  1.16      $    0.81
                                                    =====================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                      29.25%           14.95%       17.15%       45.53%        (24.51)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)            $  25,710       $   15,977     $ 12,682      $ 5,583      $     910
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                   $  20,061       $   13,609     $  9,071      $ 2,205      $     603
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)                             0.42%            0.50%        0.37%        0.03%         (0.03)%
Total expenses                                           1.34% 5          1.40%        1.34%        1.36%          1.41%
Expenses after payments and waivers and
reduction to custodian expenses                          1.34%            1.40%        1.34%        1.36%          1.34%
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     9%              28%          30%          71%            40%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Less than $0.005 per share.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Expenses including indirect expenses from affiliated fund were as follows:

    Year Ended December 31, 2006        1.34%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  15 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer International Growth Fund/VA (the Fund) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities of companies wherever located, the primary stock market of which is outside the United States. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan. Both classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.


                  16 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Fund is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Fund invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED    UNDISTRIBUTED                ACCUMULATED      OTHER INVESTMENTS
NET INVESTMENT       LONG-TERM                       LOSS     FOR FEDERAL INCOME
INCOME                    GAIN     CARRYFORWARD 1,2,3,4,5           TAX PURPOSES
--------------------------------------------------------------------------------
$3,169,077                 $--                $39,279,974           $110,737,568

1. As of December 31, 2006, the Fund had $38,802,468 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2006, details of the capital loss carryforwards were as follows:

                    EXPIRING
                    -------------------------
                    2009        $   6,487,846
                    2010           12,564,594
                    2011           19,750,028
                                -------------
                    Total       $  38,802,468
                                =============

2. As of December 31, 2006, the Fund had $471,107 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. The Fund had $6,399 of post-October passive foreign investment company losses which were deferred.

4. During the fiscal year ended December 31, 2006, the Fund utilized $2,090,683 of capital loss carryforward to offset capital gains realized in that fiscal year.

5. During the fiscal year ended December 31, 2005, the Fund utilized $6,302,052 of capital loss carryforward to offset capital gains realized in that fiscal year.


                  17 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2006. Net assets of the Fund were unaffected by the reclassifications.

                                                                INCREASE TO
      INCREASE                           INCREASE TO        ACCUMULATED NET
      TO PAID-IN                     ACCUMULATED NET       REALIZED LOSS ON
      CAPITAL                      INVESTMENT INCOME            INVESTMENTS
      ---------------------------------------------------------------------
      $2,706                                 $81,950                $84,656

The tax character of distributions paid during the years ended December 31, 2006 and December 31, 2005

                                          YEAR ENDED             YEAR ENDED
                                   DECEMBER 31, 2006      DECEMBER 31, 2005
      ---------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                    $ 1,514,567            $ 1,063,032

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities                  $ 222,261,038
      Federal tax cost of other investments                  34,903
                                                      -------------
      Total federal tax cost                          $ 222,295,941
                                                      =============

      Gross unrealized appreciation                   $ 115,146,533
      Gross unrealized depreciation                      (4,408,965)
                                                      -------------
      Net unrealized appreciation                     $ 110,737,568
                                                      =============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend


                  18 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized 280 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                    YEAR ENDED DECEMBER 31, 2006   YEAR ENDED DECEMBER 31, 2005
                                                         SHARES           AMOUNT        SHARES           AMOUNT
----------------------------------------------------------------------------------------------------------------
NON-SERVICE SHARES
Sold                                                 41,187,431     $ 68,007,039    68,499,953    $  97,923,797
Dividends and/or distributions reinvested               928,839        1,448,988       733,270          967,917
Redeemed                                            (18,316,147)     (30,002,931)  (16,905,603)     (22,482,289)
                                                    ------------------------------------------------------------
Net increase                                         23,800,123     $ 39,453,096    52,327,620    $  76,409,425
                                                    ============================================================

----------------------------------------------------------------------------------------------------------------
SERVICE SHARES
Sold                                                  4,259,069     $  7,208,375     4,283,454    $   5,886,979
Dividends and/or distributions reinvested                40,732           65,579        69,427           95,115
Redeemed                                             (1,735,550)      (2,945,826)   (3,327,188)      (4,477,335)
                                                    ------------------------------------------------------------
Net increase                                          2,564,251     $  4,328,128     1,025,693    $   1,504,759
                                                    ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended December 31, 2006, were as follows:

                                          PURCHASES               SALES
       ----------------------------------------------------------------
       Investment securities            $63,001,743         $24,005,208


                  19 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 -------------------------------------
                 Up to $250 million              1.00%
                 Over $250 million               0.90

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2006, the Fund paid $20,051 to OFS for services to the Fund.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 per class, for class level assets of $10 million or more. Each class is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN FOR SERVICE SHARES. The Fund has adopted a Distribution and Service Plan for Service shares to pay OppenheimerFunds Distributor, Inc. (the Distributor), for distribution related services, personal service and account maintenance for the Fund's Service shares. Under the plan, payments are made periodically at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the Manager waived $526 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2006, the Fund had no outstanding foreign currency contracts.


                  20 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Directors as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                           ACQUISITION                    VALUATION AS OF       UNREALIZED
SECURITY                          DATE          COST    DECEMBER 31, 2006     DEPRECIATION
-------------------------------------------------------------------------------------------
Marshall Edwards, Inc.        12/28/05   $ 1,496,007            $ 642,600        $ 853,407

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2006, the Fund had no securities on loan.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  21 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. LITIGATION

      A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Fund) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                  22 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
OPPENHEIMER INTERNATIONAL GROWTH FUND/VA:

We have audited the accompanying statement of assets and liabilities of Oppenheimer International Growth Fund/VA (the "Fund"), a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 16, 2007


                  23 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2006. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended December 31, 2006 which are not designated as capital gain distributions should be multiplied by 1.28% to arrive at the amount eligible for the corporate dividend-received deduction.

      The Fund has elected the application of Section 853 of the Internal Revenue Code to permit shareholders to take a federal income tax credit or deduction, at their option, on a per share basis for an aggregate amount of $225,750 of foreign income taxes paid by the Fund during the fiscal year ended December 31, 2006. A separate notice will be mailed to each shareholder, which will reflect the proportionate share of such foreign taxes which must be treated by shareholders as gross income for federal income tax purposes.

      Gross income of $2,733,627 was derived from sources within foreign countries or possessions of the United States.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  24 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  25 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of George Evans and the Manager's Global Equity investment team and analysts. Mr. Evans has been a portfolio manager of the Fund since October 1999. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other international growth funds underlying variable insurance products. The Board noted that the Fund's one-year, three-year and ten-year performance were better than its peer group median. However its five-year performance was below its peer group median.


                  26 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other international growth funds underlying variable insurance products and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are higher than its peer group median although its total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Directors. Fund counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                  27 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER
THE PORTFOLIOS, LENGTH OF       TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF PORTFOLIOS IN THE PORTFOLIOS
SERVICE, AGE                    COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                     THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY,
DIRECTORS                       CENTENNIAL, COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM,
                                OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           President, Colorado Christian University (since 2006); Chairman of the
Chairman of the Board of        following private mortgage banking companies: Cherry Creek Mortgage Company
Directors (since 2003),         (since 1991), Centennial State Mortgage Company (since 1994), and The El Paso
Director (since 1999)           Mortgage Company (since 1993); Chairman of the following private companies:
Age: 69                         Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984);
                                Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992), Campus Crusade for Christ (since
                                1991) and The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland
                                Financial Services, Inc. (private mortgage banking company) (1997-2003), Great
                                Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc.
                                (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment
                                (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Director and President of A.G. Edwards Capital, Inc. (General Partner of
Director (since 1996)           private equity funds) (until February 2001); Chairman, President and Chief
Age: 75                         Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards
                                Trust Company (investment adviser) (until 2000); Vice Chairman and Director of
                                A.G. Edwards, Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons,
                                Inc. (until March 1999); Chairman of A.G. Edwards Trust Company (until March
                                1999) and A.G.E. Asset Management (investment adviser) (until March 1999).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of Centennial Asset Management Corporation
Director (since 2002)           (December 1991-April 1999); President, Treasurer and Director of Centennial
Age: 70                         Capital Corporation (June 1989-April 1999); Chief Executive Officer and
                                Director of MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical site)
Director (since 2002)           (since June 2000); Director of Genetic ID, Inc. (biotech company) (March
Age: 68                         2001-May 2002); Partner at PricewaterhouseCoopers LLP (accounting firm) (July
                                1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                                Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director of
Director (since 1997)           Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 65                         Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of
                                Rocky Mountain Elk Foundation (non-profit organization) (February
                                1998-February 2003 and since February 2005); Chairman and Director (until
                                October 1996) and President and Chief Executive Officer (until October 1995)
                                of the Manager; President, Chief Executive Officer and Director of the
                                following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services,
                                Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado UpLIFT (charitable organization) (since September 1984).
Director (since 1996)           Mr. Freedman held several positions with the Manager and with subsidiary
Age: 66                         or affiliated companies of the Manager (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.


                  28 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational
Director (since 2002)           organization) (since February 2000); Director of The California Endowment
Age: 60                         (philanthropic organization) (since April 2002); Director of Community
                                Hospital of Monterey Peninsula (since February 2002); Vice Chair of American
                                Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since October 1991);
                                President of ARCO Investment Management Company (February 1991-April 2000);
                                Member of the investment committees of The Rockefeller Foundation and The
                                University of Michigan; Advisor at Credit Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005); Trustee of MassMutual
                                Institutional Funds (investment company) (1996-June 2004); Trustee of MML
                                Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to
                                Unilever (Holland) pension fund (2000-2003). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

ROBERT J. MALONE,               Director of Jones International University (educational organization) (since
Director (since 2002)           August 2005); Chairman, Chief Executive Officer and Director of Steele Street
Age: 62                         State Bank (commercial banking) (since August 2003); Director of Colorado
                                UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family
                                Foundation (non-profit organization) (since 2000); Former Chairman of U.S.
                                Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank)
                                (July 1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones Knowledge, Inc. (2001-July
                                2004); and Director of U.S. Exploration, Inc. (oil and gas exploration)
                                (1997-February 2004). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Director (since 2002)           (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 64                         company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the
                                Investment Committee of the Worcester Polytech Institute (private university);
                                President and Treasurer of the SIS Funds (private charitable fund) (since
                                January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                                (commercial bank) (January 1999-July 1999); and Executive Vice President of
                                Peoples Heritage Financial Group, Inc. (commercial bank) (January 1999-July
                                1999). Oversees 39 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                     11TH FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR
                                AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND
                                AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH
                                OR REMOVAL. MR. MURPHY IS AN INTERESTED DIRECTOR DUE TO HIS POSITIONS WITH
                                OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal         (since September 2000) of the Manager; President and director or trustee of
Executive Officer (since        other Oppenheimer funds; President and Director of OAC and of Oppenheimer
2001) and Director              Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since
(since 2002)                    July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
Age: 57                         Manager) (since November 2001); Chairman and Director of Shareholder Services,
                                Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds
                                Legacy Program (charitable trust program established by the Manager) (since
                                July 2001); Director of the following investment advisory subsidiaries of the
                                Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                Corporation, Trinity Investment Management Corporation and Tremont Capital
                                Management, Inc. (since November 2001), HarbourView Asset Management
                                Corporation and OFI Private Investments, Inc. (since July 2001); President
                                (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset
                                Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                Insurance Company (OAC's parent company) (since February 1997); Director of
                                DLB Acquisition Corporation (holding company parent of Babson Capital
                                Management LLC) (since June 1995); Member of the Investment Company
                                Institute's Board of Governors (since October 3, 2003); Chief Operating
                                Officer of the Manager (September 2000-June 2001); President and Trustee of
                                MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance
                                Company (September 1999-August 2000); President, Chief Executive Officer and
                                Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 96
                                portfolios in the OppenheimerFunds complex.


                  29 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF               THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
THE FUND                        EVANS, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

GEORGE R. EVANS,                Vice President (since October 1993) and Director of International Equities
Vice President and Portfolio    (since July 2004) of the Manager. Formerly Vice President of HarbourView Asset
Manager (since 1999)            Management Corporation (July 1994-November 2001). An officer of 2 portfolios
Age: 47                         in the OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief        2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer              Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                    President and Director of Internal Audit of the Manager (1997-February 2004).
Age: 56                         An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                Senior Vice President and Treasurer of the Manager (since March 1999);
Treasurer and Principal         Treasurer of the following: HarbourView Asset Management Corporation,
Financial & Accounting          Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer
Officer (since 1999)            Real Asset Management Corporation, and Oppenheimer Partnership Holdings, Inc.
Age: 47                         (since March 1999), OFI Private Investments, Inc. (since March 2000),
                                OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000),
                                OFI Institutional Asset Management, Inc. (since November 2000), and
                                OppenheimerFunds Legacy Program (since June 2003); Treasurer and Chief
                                Financial Officer of OFI Trust Company (trust company subsidiary of the
                                Manager) (since May 2000); Assistant Treasurer of the following: OAC (since
                                March 1999), Centennial Asset Management Corporation (March 1999-October 2003)
                                and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                                Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                (March 1995-March 1999). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,              Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer             Product Accounting of the Manager (November 1998-July 2002). An officer of 96
(since 2004)                    portfolios in the OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,              Assistant Vice President of the Manager (since July 2004); Director of
Assistant Treasurer             Financial Reporting and Compliance of First Data Corporation (April 2003-July
(since 2005)                    2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March
Age: 36                         2003); Director of Mutual Fund Operations at American Data Services, Inc.
                                (September 2000-May 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary    2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                    December 2001); General Counsel of Centennial Asset Management Corporation
Age: 58                         (since December 2001); Senior Vice President and General Counsel of
                                HarbourView Asset Management Corporation (since December 2001); Secretary and
                                General Counsel of OAC (since November 2001); Assistant Secretary (since
                                September 1997) and Director (since November 2001) of OppenheimerFunds
                                International Ltd. and OppenheimerFunds plc; Vice President and Director of
                                Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                President, General Counsel and Director of Shareholder Financial Services,
                                Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice
                                President, General Counsel and Director of OFI Private Investments, Inc. and
                                OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                                Legacy Program (since June 2003); Senior Vice President and General Counsel of
                                OFI Institutional Asset Management, Inc. (since November 2001); Director of
                                OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President
                                (May 1985-December 2003), Acting General Counsel (November 2001-February 2002)
                                and Associate General Counsel (May 1981-October 2001) of the Manager;
                                Assistant Secretary of the following: Shareholder Services, Inc. (May
                                1985-November 2001), Shareholder Financial Services, Inc. (November
                                1989-November 2001), and OppenheimerFunds International Ltd. (September
                                1997-November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.


                  30 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA

LISA I. BLOOMBERG,              Vice President and Associate Counsel of the Manager (since May 2004); First
Assistant Secretary             Vice President (April 2001-April 2004), Associate General Counsel (December
(since 2004)                    2000-April 2004), Corporate Vice President (May 1999-April 2001) and Assistant
Age: 39                         General Counsel (May 1999-December 2000) of UBS Financial Services Inc.
                                (formerly, PaineWebber Incorporated). An officer of 96 portfolios in the
                                OppenheimerFunds complex.

KATHLEEN T. IVES,               Vice President (since June 1998) and Senior Counsel and Assistant Secretary
Assistant Secretary             (since October 2003) of the Manager; Vice President (since 1999) and Assistant
(since 2001)                    Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                         Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                Secretary of OppenheimerFunds Legacy Program and Shareholder Financial
                                Services, Inc. (since December 2001); Assistant Counsel of the Manager (August
                                1994-October 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,           Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary             September 2004); First Vice President (2000-September 2004), Director
(since 2004)                    (2000-September 2004) and Vice President (1998-2000) of Merrill Lynch
Age: 43                         Investment Management. An officer of 96 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                  31 | OPPENHEIMER INTERNATIONAL GROWTH FUND/VA



GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. A significant contributor to performance throughout the Portfolio's fiscal year under review was our active management of the Portfolio's duration, or interest-rate sensitivity. We began the fiscal year with less interest-rate exposure than the market, based on our belief that at that time, the Federal Reserve was not finished raising short-term rates and that the U.S. economy was healthier than some market participants believed. When rates increased rather markedly over the first half of the year, this stance helped Portfolio performance substantially against our benchmark.

      As we entered the second half of the period, we saw yields reaching levels that we deemed more consistent with economic fundamentals. As such, we began trending our short duration position a bit closer to a neutral stance. In August, when the market began to react to various data hinting at economic softening, yields fell rather quickly. We again viewed this as more pessimistic than warranted given the state of the economy, and as such, we reverted back to a short-duration position on interest rates for the remainder of the year. For the period, the adjustments we made to our interest-rate sensitivity generally aided the Portfolio's total return, which, in our opinion, has positioned the Portfolio well for the conditions we anticipate moving forward.

      Our mortgage exposure throughout the year served us well, boosting Portfolio performance in a number of ways. First, mortgage-backed securities ("MBS") in general enjoyed a very strong year, outperforming like-duration Treasuries by a substantial margin, and as such, our decision to opportunistically overweight the sector throughout the year added to Portfolio returns. MBS benefited over the course of the year, as did most other spread sectors, from tightening spreads versus Treasuries. The muted interest rate movements over the past also reduced the costs associated with managing the interest-rate exposure of MBS, so investors were able to realize much of the spread advantage MBS offer versus Treasuries. In addition, this sector also derived support from the market's lower expectations for future interest-rate volatility. When investors' expectations regarding future rate volatility decreases, the MBS market typically benefits, since investors then anticipate lower costs associated with managing the interest-rate exposure of MBS.

      Furthermore, the MBS market behaved similarly to the corporate bond market this year, in that longer maturity MBS (30-year maturity)--which are seen as holding more spread and volatility risk--outperformed shorter-maturity MBS. Therefore, our decision to maintain an overweight allocation over the past year to 30-year maturity MBS definitively added to our returns.

      Finally, we derived positive performance from both our allocation to U.S. government agency securities and our exposure to commercial mortgage-backed securities, or CMBS. The CMBS sector performed very strongly throughout the 2006 calendar year, and as such, our decision to maintain a slight overweight in this sector during the bulk of the period helped our returns. In addition, when we actively trimmed our exposure to CMBS late in the period, we reaped formidable gains for the Portfolio in doing so. Similarly, our allocation to asset-backed securities (ABS) positively impacted Portfolio returns this period, while our underweighted allocation to Ginnie Maes ("GNMA"), which performed very poorly relative to other areas of the MBS market, also helped us.

      Despite the positive results we derived from the bulk of our MBS allocation, the one detractor to Portfolio performance this year came from our emphasis on higher-coupon MBS. While some of these securities performed reasonably well for us, lower-coupon MBS, which held more risk, enjoyed greater return relative to equal duration Treasuries than did higher coupon issues, therefore our overweight to the high coupon sector of the MBS market had a slight negative impact on Portfolio returns.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio held until December 31, 2006. Performance is measured over a ten-fiscal-year period. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Portfolio's performance is compared to the performance of the Merrill Lynch Master Government Index, which is an unmanaged composite index of both the Treasury and Agency Master Indices. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                       5 | GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Panorama Series Fund, Inc.--Government Securities Portfolio

   Merrill Lynch Master Government Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              Panorama Series Fund, Inc.--Government        Merrill Lynch
                       Securities Portfolio            Master Government Index

12/31/1996                    10,000                            10,000
03/31/1997                     9,902                             9,924
06/30/1997                    10,294                            10,266
09/30/1997                    10,588                            10,608
12/31/1997                    10,882                            10,960
03/31/1998                    11,039                            11,131
06/30/1998                    11,352                            11,419
09/30/1998                    11,872                            12,049
12/31/1998                    11,768                            12,039
03/31/1999                    11,674                            11,868
06/30/1999                    11,454                            11,770
09/30/1999                    11,564                            11,851
12/31/1999                    11,564                            11,785
03/31/2000                    11,931                            12,171
06/30/2000                    12,049                            12,366
09/30/2000                    12,403                            12,693
12/31/2000                    12,994                            13,330
03/31/2001                    13,306                            13,660
06/30/2001                    13,306                            13,630
09/30/2001                    14,059                            14,367
12/31/2001                    13,933                            14,287
03/31/2002                    13,880                            14,199
06/30/2002                    14,409                            14,820
09/30/2002                    15,334                            15,787
12/31/2002                    15,334                            15,901
03/31/2003                    15,454                            16,064
06/30/2003                    15,730                            16,460
09/30/2003                    15,730                            16,338
12/31/2003                    15,730                            16,277
03/31/2004                    16,094                            16,740
06/30/2004                    15,655                            16,248
09/30/2004                    16,240                            16,755
12/31/2004                    16,386                            16,834
03/31/2005                    16,314                            16,767
06/30/2005                    16,785                            17,338
09/30/2005                    16,628                            17,168
12/31/2005                    16,628                            17,281
03/31/2006                    16,599                            17,129
06/30/2006                    16,436                            17,128
09/30/2006                    17,087                            17,734
12/31/2006                    17,250                            17,883

AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIO AT 12/31/06

1-Year   3.74%     5-Year   4.36%     10-Year   5.60%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE PORTFOLIO'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE PORTFOLIO'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS PORTFOLIO. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                       6 | GOVERNMENT SECURITIES PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                       BEGINNING          ENDING             EXPENSES
                       ACCOUNT            ACCOUNT            PAID DURING
                       VALUE              VALUE              6 MONTHS ENDED
                       (7/1/06)           (12/31/06)         DECEMBER 31, 2006
--------------------------------------------------------------------------------
Actual                 $1,000.00          $1,049.50          $4.61
--------------------------------------------------------------------------------
Hypothetical            1,000.00           1,020.72           4.54

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio based on the 6-month period ended December 31, 2006 is as follows:

EXPENSE RATIO
-------------
    0.89%

--------------------------------------------------------------------------------


                       7 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  December 31, 2006
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--7.5%
--------------------------------------------------------------------------------
Ace Securities Corp. Home Equity
Loan Trust, Asset-Backed Pass-Through
Certificates, Series 2005-HE7,
Cl. A2B, 5.53%, 11/25/35 1                      $    40,000      $       40,039
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2,
5.83%, 5/25/34 1                                    130,000             130,464
--------------------------------------------------------------------------------
Argent Securities Trust 2006-M3,
Asset-Backed Pass-Through
Certificates, Series 2006-M3,
Cl. A2B, 5.42%, 9/25/36 1,2                          30,000              30,019
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl. A2B,
5.45%, 5/26/36 1                                     50,000              50,038
--------------------------------------------------------------------------------
Capital Auto Receivables Asset Trust
2004-2, Automobile Asset-Backed
Securities, Series 2004-2, Cl. A3, 3.58%,
1/15/09                                              80,000              79,135
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust
2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.45%, 5/16/36 1             60,000              60,046
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-16, Asset-Backed Certificates,
Series 2005-16, Cl. 2AF2, 5.382%,
5/25/36 1                                            30,000              29,901
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2005-17, Asset-Backed Certificates:
Series 2005-17, Cl. 1AF1, 5.55%, 5/25/36 1           27,218              27,249
Series 2005-17, Cl. 1AF2, 5.363%,
5/25/36 1                                            20,000              19,928
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust
2006-25, Asset-Backed Certificates,
Series 2006-25, Cl. 2A2, 5.44%, 12/25/29 1           40,000              40,028
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3,
5.56%, 11/25/35 1                                   110,000             110,109
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3,
5.41%, 7/25/36 1                                     50,000              50,032
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1,
5.40%, 5/15/36 1                                     26,953              26,972
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2,
5.43%, 7/7/36 1                                      30,000              30,019

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3,
3.48%, 11/17/08                                 $    32,624      $       32,442
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates:
Series 2005-3, Cl. A1, 5.61%, 1/20/35 1              35,512              35,570
Series 2006-4, Cl. A2V, 5.46%, 3/20/36 1,2           25,000              25,000
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through
Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36             38,213              37,918
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1            41,147              41,057
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35             31,801              31,668
--------------------------------------------------------------------------------
Mastr Asset Backed Securities
Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3,
Cl. A3, 5.42%, 8/25/36 1,2                           70,000              70,045
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg.
Pass-Through Certificates, Series
2005-WMC6, Cl. A2B, 5.61%, 7/25/35 1                 30,000              30,058
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-1, Mtg. Pass-Through
Certificates, Series 2005-1, Cl. AF2,
3.914%, 5/25/35 1                                     6,200               6,179
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2,
4.415%, 4/25/35 1                                    30,000              29,718
--------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through
Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3,
5.68%, 1/25/36 1                                     30,000              29,919
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1,
5.43%, 7/25/36 1                                     23,641              23,658
--------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home
Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2,
5.42%, 9/25/36 1                                     60,000              60,038
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.41%, 4/25/36 1              26,004              26,022
--------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg.
Pass-Through Certificates, Series
2003-25XS, Cl. A4, 4.51%, 8/25/33                     2,166               2,152
--------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed
Securities 2006-2 Trust, Home Equity
Asset-Backed Certificates, Series 2006-2,
Cl. A2, 5.59%, 7/25/36 1                             50,000              50,032
                                                                 ---------------
Total Asset-Backed Securities
(Cost $1,257,638)                                                     1,255,455


                       8 | GOVERNMENT SECURITIES PORTFOLIO

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--81.0%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--71.5%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--69.0%
Fannie Mae Whole Loan, CMO
Pass-Through Certificates, Trust
2004-W9, Cl. 2A2, 7%, 2/25/44                   $    93,251      $       96,150
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/1/19                                       135,710             131,085
5%, 8/1/33-1/1/37                                   223,940             216,434
6%, 10/1/22-9/1/24                                  235,706             238,908
6.50%, 4/1/18-12/1/30                               244,117             250,470
7%, 8/1/16-10/1/31                                  241,266             247,921
7.50%, 4/1/36                                       122,857             128,289
10.50%, 10/1/20                                       7,002               7,783
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2042, Cl. N, 6.50%, 3/15/28                   47,893              48,630
Series 2046, Cl. G, 6.50%, 4/15/28                  145,156             148,427
Series 2435, Cl. EQ, 6%, 5/15/31                     70,000              70,471
Series 2641, Cl. CE, 3.50%, 9/15/25                  41,392              40,359
Series 2727, Cl. UA, 3.50%, 10/15/22                 24,022              23,572
Series 2736, Cl. DB, 3.30%, 11/15/26                182,398             176,537
Series 2777, Cl. PJ, 4%, 5/15/24                     22,997              22,665
Series 2934, Cl. NA, 5%, 4/15/24                     64,302              64,020
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 1674, Cl. Z, 6.75%, 2/15/24                  120,574             124,708
Series 2002-66, Cl. FG, 6.35%, 9/25/32 1             96,253              97,781
Series 2002-84, Cl. FB, 6.35%, 12/25/32 1            96,173              99,087
Series 2003-11, Cl. FA, 6.35%, 9/25/32 1             96,329              99,297
Series 2006-11, Cl. PS, 5.06%, 3/25/36 1             30,129              29,923
Series 2034, Cl. Z, 6.50%, 2/15/28                   16,164              16,493
Series 2053, Cl. Z, 6.50%, 4/15/28                   20,773              21,211
Series 2055, Cl. ZM, 6.50%, 5/15/28                  28,234              28,679
Series 2080, Cl. Z, 6.50%, 8/15/28                   18,901              19,207
Series 2122, Cl. F, 5.80%, 2/15/29 1                 95,835              96,888
Series 2220, Cl. PD, 8%, 3/15/30                      7,154               7,568
Series 2326, Cl. ZP, 6.50%, 6/15/31                  16,953              17,330
Series 2387, Cl. PD, 6%, 4/15/30                     10,447              10,455
Series 2464, Cl. FI, 6.32%, 2/15/32 1                22,994              23,532
Series 2500, Cl. FD, 5.85%, 3/15/32 1                11,928              12,049
Series 2526, Cl. FE, 5.75%, 6/15/29 1                17,067              17,255
Series 2530, Cl. FD, 5.85%, 2/15/32 1                35,340              35,440
Series 2551, Cl. FD, 5.75%, 1/15/33 1                13,765              13,897
Series 2551, Cl. LF, 5.85%, 1/15/33 1               148,993             151,173
Series 2583, Cl. KA, 5.50%, 3/15/22                  14,504              14,489
Series 2939, Cl. PE, 5%, 2/15/35                    247,000             231,113
Series 3025, Cl. SJ, 5.133%, 8/15/35 1                8,925               8,973
Series 3153, Cl. FJ, 5.73%, 5/15/36 1                26,618              26,730

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through
Certificates: Continued
Series 2470, Cl. LF, 6.32%, 2/15/32 1           $    23,115      $       23,750
Series 2471, Cl. FD, 6.32%, 3/15/32 1                41,982              43,090
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 192, Cl. IO, 11.885%, 2/1/28 3                 8,353               1,849
Series 200, Cl. IO, 10.64%, 1/1/29 3                  9,844               2,093
Series 2003-118, Cl. S, 7.949%, 12/25/33 3          143,275              17,714
Series 2003-26, Cl. I O, 7.812%, 4/25/33 3           55,615              12,301
Series 2005-87, Cl. SG, 9.386%,
10/25/35 3                                          240,692              13,176
Series 205, Cl. IO, 8.125%, 9/1/29 3                 51,409              11,184
Series 2074, Cl. S, (0.811)%, 7/17/28 3              10,726               1,090
Series 2079, Cl. S, (2.102)%, 7/17/28 3              17,409               1,887
Series 2526, Cl. SE, (0.539)%, 6/15/29 3             28,110               1,407
Series 2819, Cl. S, (2.713)%, 6/15/34 3             236,750              15,614
Series 2920, Cl. S, (4.225)%, 1/15/35 3             153,233               7,141
Series 3000, Cl. SE, (4.716)%, 7/15/25 3            182,841               6,434
Series 3004, Cl. SB, 7.442%, 7/15/35 3              259,767               7,203
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                               500,443             483,877
5%, 12/1/17-3/1/34                                1,122,871           1,098,751
5%, 1/1/22-1/1/37 4                                 828,000             804,525
5.50%, 3/1/33-1/1/34                                567,786             562,216
5.50%, 1/1/22-1/1/37 4                              395,000             393,034
6%, 7/1/24-11/1/32                                  686,442             693,772
6%, 1/1/22 4                                        850,000             861,953
6.50%, 2/1/09-11/1/31                               676,466             694,009
7%, 11/1/13-4/1/34                                  436,917             450,719
7.50%, 2/1/27-8/1/33                                462,215             482,682
8.50%, 7/1/32                                         1,768               1,904
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 2001-44, Cl. QC, 6%, 9/25/16                   90,737              91,887
Trust 2001-50, Cl. NE, 6%, 8/25/30                    5,457               5,456
Trust 2001-51, Cl. OD, 6.50%, 10/25/31               73,750              75,372
Trust 2001-69, Cl. PF, 6.32%, 12/25/31 1             40,000              40,863
Trust 2001-70, Cl. LR, 6%, 9/25/30                   10,445              10,447
Trust 2001-72, Cl. NH, 6%, 4/25/30                    2,264               2,268
Trust 2001-74, Cl. PD, 6%, 5/25/30                    1,258               1,255
Trust 2002-29, Cl. F, 6.32%, 4/25/32 1               24,474              25,199
Trust 2002-64, Cl. FJ, 6.32%, 4/25/32 1               7,845               8,022
Trust 2002-77, Cl. WF, 5.75%, 12/18/32 1             20,091              20,243
Trust 2002-9, Cl. PC, 6%, 3/25/17                    70,637              71,598
Trust 2003-116, Cl. FA, 5.75%, 11/25/33 1            14,602              14,696
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23               137,000             134,032
Trust 2003-81, Cl. PW, 4%, 3/25/25                   51,363              50,453
Trust 2003-84, Cl. AJ, 3%, 4/25/13                   68,064              66,651
Trust 2003-84, Cl. PW, 3%, 6/25/22                   65,046              63,935
Trust 2004-101, Cl. BG, 5%, 1/25/20                  67,000              65,353
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                97,023              95,985


                       9 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates: Continued
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25         $    40,000      $       38,536
Trust 2006-44, Cl. OA, 5.50%, 12/25/26              130,000             130,327
Trust 2006-46, Cl. SW, 4.583%, 6/25/36 1             18,030              17,543
Trust 2006-50, Cl. KS, 4.583%, 6/25/36 1            100,920              97,571
Trust 2006-50, Cl. SA, 4.583%, 6/25/36 1             26,435              25,570
Trust 2006-50, Cl. SK, 4.583%, 6/25/36 1             18,020              17,415
Trust 2006-57, Cl. PA, 5.50%, 8/25/27               170,417             170,650
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2002-52, Cl. SL, (0.44)%, 9/25/32 3            14,508               1,371
Trust 2002-53, Cl. SK, (1.682)%, 4/25/32 3           74,185               6,347
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 2001-61, Cl. SH, 6.906%, 11/18/31 3            87,796               8,598
Trust 2001-63, Cl. SD, 0.309%, 12/18/31 3            25,383               2,345
Trust 2001-68, Cl. SC, (0.081)%,
11/25/31 3                                           17,800               1,675
Trust 2001-81, Cl. S, (0.046)%, 1/25/32 3            19,001               1,784
Trust 2002-28, Cl. SA, (0.809)%, 4/25/32 3           14,037               1,229
Trust 2002-38, Cl. IO, (4.344)%, 4/25/32 3           32,200               1,764
Trust 2002-39, Cl. SD, (2.45)%, 3/18/32 3            21,291               1,714
Trust 2002-48, Cl. S, (0.427)%, 7/25/32 3            23,815               2,203
Trust 2002-56, Cl. SN, 0.567%, 7/25/32 3             32,470               3,072
Trust 2002-77, Cl. IS, 0.581%, 12/18/32 3            54,859               4,661
Trust 2002-77, Cl. SH, 0.153%, 12/18/32 3            22,571               2,083
Trust 2002-9, Cl. MS, (0.484)%, 3/25/32 3            27,055               2,607
Trust 2003-4, Cl. S, 6.753%, 2/25/33 3               47,876               5,028
Trust 2005-40, Cl. SA, (3.22)%, 5/25/35 3            86,584               4,238
Trust 2005-40, Cl. SB, (1.908)%, 5/25/35 3          113,139               4,974
Trust 2005-71, Cl. SA, 3.302%, 8/25/25 3            115,010               6,691
Trust 2006-33, Cl. SP, 11.645%, 5/25/36 3           465,928              40,661
Trust 221, Cl. 2, 10.565%, 5/1/23 3                  18,288               4,164
Trust 240, Cl. 2, 19.36%, 9/1/23 3                   28,861               6,475
Trust 294, Cl. 2, 6.455%, 2/1/28 3                  196,101              43,888
Trust 301, Cl. 2, 3.881%, 4/1/29 3                   24,155               5,157
Trust 319, Cl. 2, 9.816%, 2/1/32 3                   16,720               3,846
Trust 321, Cl. 2, 9.721%, 4/1/32 3                   73,507              16,902
Trust 324, Cl. 2, 4.514%, 7/1/32 3                   92,369              20,552
Trust 329, Cl. 2, 8.358%, 1/1/33 3                   71,027              16,492
Trust 334, Cl. 12, 5.324%, 2/1/33 3                 129,636              27,240
Trust 342, Cl. 2, 6.808%, 9/1/33 3                  128,879              29,286
Trust 344, Cl. 2, 4.899%, 12/1/33 3                 128,266              29,087
Trust 346, Cl. 2, 11.437%, 12/1/33 3                 48,796              11,275
Trust 362, Cl. 12, 5.435%, 8/1/35 3                  92,269              19,480
Trust 362, Cl. 13, 5.442%, 8/1/35 3                  51,200              10,834
Trust 364, Cl. 15, 8.616%, 9/1/35 3                  91,624              19,528
                                                                 ---------------
                                                                     11,516,952

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
GNMA/GUARANTEED--2.5%
Government National Mortgage
Assn., 7%, 10/15/23-3/15/26                     $   137,585      $      142,211
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
CMO Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                 142,608             153,701
Series 2000-7, Cl. Z, 8%, 1/16/30                    78,367              82,557
--------------------------------------------------------------------------------
Government National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Series 1998-19, Cl. SB, (1.814)%, 7/16/28 3          34,649               3,678
Series 2001-21, Cl. SB, (5.039)%, 1/16/27 3         176,547              11,912
Series 2006-47, Cl. SA, 14.403%, 8/16/36 3          296,465              15,336
                                                                 ---------------
                                                                        409,395

--------------------------------------------------------------------------------
NON-AGENCY--9.5%
--------------------------------------------------------------------------------
COMMERCIAL--8.0%
Banc of America Commercial
Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series
2005-3, Cl. A2, 4.501%, 7/10/43                      80,000              78,187
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32               58,968              59,771
--------------------------------------------------------------------------------
Banc of America Mortgage Securities,
Inc., CMO Pass-Through Certificates:
Series 2005-E, Cl. 2A2, 4.975%, 6/25/35 1             5,226               5,218
Series 2004-8, Cl. 5A1, 6.50%, 5/25/32               47,106              47,533
--------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass
Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.607%, 8/25/08 1,2          38,921              38,962
--------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage
Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36             87,049              86,891
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08              27,170              27,178
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%, 7/10/39              50,000              49,097
Series 2005-C3, Cl. A2, 4.853%, 7/10/45              50,000              49,441
--------------------------------------------------------------------------------
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                     15,478              15,538
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%,
8/10/42                                              50,000              48,707
Series 2005-GG5, Cl. A2, 5.117%,
4/10/37                                              50,000              49,853


                      10 | GOVERNMENT SECURITIES PORTFOLIO

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
JPMorgan Chase Commercial
Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                         $    20,000      $       19,595
Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                             70,000              68,982
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust,
Commercial Mtg. Pass-Through
Certificates, Series 2005-C5, Cl. A2,
4.885%, 9/15/30                                      50,000              49,549
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO
Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1              31,802              31,550
Series 2004-6, Cl. 10A1, 6%, 7/25/34                 67,401              67,105
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC,
Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15                              96,000             103,405
--------------------------------------------------------------------------------
RALI:
Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2,
6%, 4/25/08                                          98,022              97,846
Series 2006-QS13 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS13, Cl. 1A8,
6%, 9/25/36                                          97,494              97,408
--------------------------------------------------------------------------------
Residential Asset Securitization Trust
2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5,
6%, 9/25/36                                         101,240             101,083
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2005-C17, Commercial Mtg.
Obligations, Series 2005-C17, Cl. A2,
4.782%, 3/15/42                                      90,000              88,823
--------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage
Trust 2006-C29, Commercial
Asset-Backed Securities, Series
2006-C29, Cl. A2, 5.272%, 11/15/48                   15,000              14,988
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through
Certificates Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.673%,
5/25/35 1                                            30,920              30,855
                                                                 ---------------
                                                                      1,327,565

--------------------------------------------------------------------------------
OTHER--0.8%
JP Morgan Mortgage Trust, CMO
Pass-Through Certificates, Series
2005-S2, Cl. 3A1, 6.712%, 2/25/32 1                 104,653             105,674
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through
Certificates Series 2005-AR8 Trust,
Series 2005-AR8, Cl. 2AB1, 5.60%,
7/25/45 1                                            32,735              32,820
                                                                 ---------------
                                                                        138,494

                                                  PRINCIPAL               VALUE
                                                     AMOUNT          SEE NOTE 1
--------------------------------------------------------------------------------
RESIDENTIAL--0.7%
Countrywide Alternative Loan Trust,
CMO, Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                         $   112,433      $      113,656
                                                                 ---------------
Total Mortgage-Backed Obligations
(Cost $13,570,687)                                                   13,506,062

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--13.3%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
Unsec. Nts., 5.25%, 7/18/11                         570,000             577,400
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
6%, 5/15/11 5                                       200,000             208,446
7.25%, 1/15/10 6                                    970,000           1,032,680
--------------------------------------------------------------------------------
Resolution Funding Corp. Bonds,
Residual Funding STRIPS, 5.218%,
1/15/21 5,7                                         825,000             407,473
                                                                 ---------------
Total U.S. Government Obligations
(Cost $2,238,984)                                                     2,225,999

--------------------------------------------------------------------------------
SHORT-TERM NOTES--4.2%
--------------------------------------------------------------------------------
Federal Home Loan Bank, 4.80%, 1/2/07
(Cost $699,907)                                     700,000             699,907

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--5.0%
--------------------------------------------------------------------------------
Undivided interest of 1.79% in joint repurchase
agreement (Principal Amount/Value $46,644,000,
with a maturity value of $46,677,687) with UBS
Warburg LLC, 5.20%, dated 12/29/06, to be
repurchased at $836,604 on 1/3/07,
collateralized by Federal National Mortgage
Assn., 6%, 6/1/36, with a value of $47,638,849
(Cost $836,000)                                     836,000             836,000

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $18,603,216)                                    111.0%         18,523,423
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                 (11.0)         (1,840,471)
                                                --------------------------------
NET ASSETS                                            100.0%     $   16,682,952
                                                ================================


                      11 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $164,026, which represents 0.98% of the Portfolio's net assets. See
Note 7 of accompanying Notes.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $497,270 or 2.98% of the Portfolio's net assets as of December 31, 2006.

4. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See Note 1 of accompanying Notes.

5. Partial or fully-loaned security. See Note 8 of accompanying Notes.

6. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $37,262. See Note 5 of accompanying Notes.

7. Zero coupon bond reflects effective yield on the date of purchase.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      12 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2006
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
ASSETS
----------------------------------------------------------------------------------------------------------
Investments, at value (cost $18,603,216)--see accompanying statement of investments          $ 18,523,423
----------------------------------------------------------------------------------------------------------
Cash                                                                                               11,280
----------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold on a when-issued basis or forward commitment                                     496,658
Interest and principal paydowns                                                                   108,430
Other                                                                                               6,047
                                                                                             -------------
Total assets                                                                                   19,145,838

----------------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued basis or forward commitment                              2,434,587
Shareholder communications                                                                          6,733
Directors' compensation                                                                             4,787
Futures margins                                                                                     1,886
Transfer and shareholder servicing agent fees                                                         849
Shares of capital stock redeemed                                                                      181
Other                                                                                              13,863
                                                                                             -------------
Total liabilities                                                                               2,462,886

----------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 16,682,952
                                                                                             =============

----------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
----------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                         $     15,701
----------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     16,213,401
----------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                 718,442
----------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (150,017)
----------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                       (114,575)
                                                                                             -------------
NET ASSETS--applicable to 15,701,160 shares of capital stock outstanding                     $ 16,682,952
                                                                                             =============

----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $       1.06

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      13 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                              $ 831,008
--------------------------------------------------------------------------------
Portfolio lending fees                                                    2,745
                                                                      ----------
Total investment income                                                 833,753

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                          88,021
--------------------------------------------------------------------------------
Accounting service fees                                                  15,000
--------------------------------------------------------------------------------
Legal, auditing and other professional fees                              13,249
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                             9,989
--------------------------------------------------------------------------------
Shareholder communications                                                9,062
--------------------------------------------------------------------------------
Directors' compensation                                                   4,734
--------------------------------------------------------------------------------
Administration service fees                                               1,500
--------------------------------------------------------------------------------
Custodian fees and expenses                                                  73
--------------------------------------------------------------------------------
Other                                                                     6,169
                                                                      ----------
Total expenses                                                          147,797
Less reduction to custodian expenses                                        (73)
                                                                      ----------
Net expenses                                                            147,724

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   686,029

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                             (79,006)
Closing and expiration of futures contracts                              23,552
Swap contracts                                                            2,612
                                                                      ----------
Net realized loss                                                       (52,842)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                              48,237
Futures contracts                                                       (53,682)
Swap contracts                                                             (876)
                                                                      ----------
Net change in unrealized depreciation                                    (6,321)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $ 626,866
                                                                      ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      14 | GOVERNMENT SECURITIES PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                 2006            2005
---------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------
Net investment income                                           $    686,029    $    563,223
---------------------------------------------------------------------------------------------
Net realized gain (loss)                                             (52,842)         27,200
---------------------------------------------------------------------------------------------
Net change in unrealized depreciation                                 (6,321)       (226,388)
                                                                -----------------------------
Net increase in net assets resulting from operations                 626,866         364,035

---------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------
Dividends from net investment income                                (610,210)       (580,801)
---------------------------------------------------------------------------------------------
Distributions from net realized gain                                      --        (623,960)

---------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital
stock transactions                                                  (571,528)        (24,626)

---------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------
Total decrease                                                      (554,872)       (865,352)
---------------------------------------------------------------------------------------------
Beginning of period                                               17,237,824      18,103,176
                                                                -----------------------------
End of period (including accumulated net investment income
of $718,442 and $603,497, respectively)                         $ 16,682,952    $ 17,237,824
                                                                =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      15 | GOVERNMENT SECURITIES PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                      2006           2005           2004           2003           2002
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $     1.06     $     1.12     $     1.14     $     1.16     $     1.11
--------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                         .04 1          .03 1          .03 1          .04            .05
Net realized and unrealized gain (loss)                        --           (.01)           .01           (.01)           .06
                                                       -------------------------------------------------------------------------
Total from investment operations                              .04            .02            .04            .03            .11
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                         (.04)          (.04)          (.04)          (.05)          (.06)
Distributions from net realized gain                           --           (.04)          (.02)            --             --
                                                       -------------------------------------------------------------------------
Total dividends and/or distributions to shareholders         (.04)          (.08)          (.06)          (.05)          (.06)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $     1.06     $     1.06     $     1.12     $     1.14     $     1.16
                                                       =========================================================================

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                           3.74%          1.48%          4.17%          2.58%         10.06%
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $   16,683     $   17,238     $   18,103     $   19,537     $   21,946
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $   16,764     $   17,696     $   18,464     $   20,743     $   20,347
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                        4.09%          3.18%          2.83%          3.43%          4.42%
Total expenses                                               0.88% 4        0.88% 4        0.85% 4        0.84% 4        0.77% 4
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                        82% 5          84% 5          99% 5          43%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. The portfolio turnover rate excludes purchases and of To Be Announced (TBA) mortgage-related securities as follows:

                                    PURCHASE TRANSACTIONS      SALE TRANSACTIONS
--------------------------------------------------------------------------------
Year Ended December 31, 2006                 $ 44,327,351           $ 48,590,182
Year Ended December 31, 2005                   93,525,147             93,213,905
Year Ended December 31, 2004                  121,615,587            127,136,434

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                      16 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Government Securities Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek a high level of current income with a high degree of safety of principal, by investing primarily (at least 80% of its net assets, plus borrowings for investment purposes, under normal market conditions) in U.S. government securities and U.S. government-related securities. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Portfolio had purchased $2,434,587 of securities issued on a when-issued basis or forward commitment and sold $496,658 of securities issued on a when-issued basis or forward commitment.

      In connection with its ability to purchase or sell securities on a when-issued basis, the Portfolio may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities


                      17 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Portfolio to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    DEPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
      UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
      NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
      INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
      --------------------------------------------------------------------------
      $  723,227               $  --             $  184,800            $  79,792

1. As of December 31, 2006, the Portfolio had $184,540 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2006, details of the capital loss carryforwards were as follows:

                  EXPIRING
                  ------------------------------
                  2013                $   15,147
                  2014                   169,393
                                      ----------
                  Total               $  184,540
                                      ==========

2. As of December 31, 2006, the Portfolio had $260 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2015.

3. During the fiscal year ended December 31, 2006, the Portfolio did not utilize any capital loss carryforward.

4. During the fiscal year ended December 31, 2005, the Portfolio did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and


                      18 | GOVERNMENT SECURITIES PORTFOLIO
distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for December 31, 2006. Net assets of the Portfolio were unaffected by the reclassifications.

                                        INCREASE TO
      INCREASE TO                   ACCUMULATED NET
      ACCUMULATED NET                 REALIZED LOSS
      INVESTMENT INCOME              ON INVESTMENTS
      ---------------------------------------------
      $  39,126                           $  39,126

The tax character of distributions paid during the year ended December 31, 2006 and December 31, 2005 was as follows:

                                               YEAR ENDED            YEAR ENDED
                                        DECEMBER 31, 2006     DECEMBER 31, 2005
      -------------------------------------------------------------------------
      Distributions paid from:
      Ordinary income                          $  610,210            $  812,319
      Long-term capital gain                           --               392,442
                                               --------------------------------
      Total                                    $  610,210           $ 1,204,761
                                               ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

      Federal tax cost of securities              $  18,603,216
      Federal tax cost of other investments           1,349,062
                                                  -------------
      Total federal tax cost                      $  19,952,278
                                                  =============

      Gross unrealized appreciation               $      93,416
      Gross unrealized depreciation                    (173,208)
                                                  -------------
      Net unrealized depreciation                 $     (79,792)
                                                  =============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are


                      19 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 160 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                             YEAR ENDED DECEMBER 31, 2006   YEAR ENDED DECEMBER 31, 2005
                                                 SHARES            AMOUNT       SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------
Sold                                             70,753       $    74,254       54,789       $    59,750
Dividends and/or distributions reinvested       598,245           610,210    1,158,423         1,204,761
Redeemed                                     (1,207,744)       (1,255,992)  (1,207,166)       (1,289,137)
                                             ------------------------------------------------------------
Net increase (decrease)                        (538,746)      $  (571,528)       6,046       $   (24,626)
                                             ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended December 31, 2006, were as follows:

                                                         PURCHASES         SALES
--------------------------------------------------------------------------------
Investment securities                                  $ 9,346,293   $ 6,594,979
U.S. government and government agency obligations        2,434,181     7,699,401
To Be Announced (TBA) mortgage-related securities       44,327,351    48,590,182

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of average net assets as shown in the following table:

                 FEE SCHEDULE
                 ------------------------------------------
                 Up to $300 million                  0.525%
                 Next $100 million                   0.500
                 Over $400 million                   0.450

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of
$1,500 per year for preparing and filing the Portfolio's tax returns.


                      20 | GOVERNMENT SECURITIES PORTFOLIO

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended December 31, 2006, the Portfolio paid $10,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2006, the Portfolio had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                                     EXPIRATION   NUMBER OF     VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                      DATES   CONTRACTS   DECEMBER 31, 2006   (DEPRECIATION)
------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                         3/21/07          25        $  2,785,938   $     (36,928)
U.S. Treasury Nts., 10 yr.              3/21/07           4             429,875          (7,108)
                                                                                  -------------
                                                                                        (44,036)
                                                                                  -------------

U.S. Treasury Nts., 2 yr.               3/30/07           4             816,125           2,156
U.S. Treasury Nts., 5 yr.               3/30/07          10           1,050,625           7,098
                                                                                  -------------
                                                                                          9,254
                                                                                  -------------
                                                                                  $     (34,782)
                                                                                  =============


                      21 | GOVERNMENT SECURITIES PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

      As of December 31, 2006, the Portfolio had no outstanding total return swaps.

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Portfolio is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Portfolio on the next business day. Cash collateral may be invested in approved investments and the Portfolio bears the risk of any loss in value of these investments. The Portfolio retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2006, the Portfolio had on loan securities valued at $615,189, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral was received in the form of securities.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and


                      22 | GOVERNMENT SECURITIES PORTFOLIO
expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
10. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                      23 | GOVERNMENT SECURITIES PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
GOVERNMENT SECURITIES PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Government Securities Portfolio (the "Portfolio"), a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
February 8, 2007


                      24 | GOVERNMENT SECURITIES PORTFOLIO

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2006. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                      25 | GOVERNMENT SECURITIES PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                      26 | GOVERNMENT SECURITIES PORTFOLIO

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Portfolio's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Portfolio services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Portfolio and the Manager, (iii) the fees and expenses of the Portfolio, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Portfolio grows and whether fee levels reflect these economies of scale for Portfolio investors and (vi) other benefits to the Manager from its relationship with the Portfolio. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Portfolio and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Portfolio with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Portfolio's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Portfolio policies and procedures and adherence to the Portfolio's investment restrictions. The Manager is responsible for providing certain administrative services to the Portfolio as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Portfolio; compiling and maintaining records with respect to the Portfolio's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Portfolio for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Portfolio's shares. The Manager also provides the Portfolio with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Portfolio. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Portfolio. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Angelo Manioudakis and the Manager's Core Fixed Income investment team and analysts. Mr. Manioudakis has been a portfolio manager of the Portfolio since April 2002. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Portfolio and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Portfolio benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.


                      27 | GOVERNMENT SECURITIES PORTFOLIO

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE PORTFOLIO. During the year, the Manager provided information on the investment performance of the Portfolio and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Portfolio's historical performance to relevant market indices and to the performance of all other general U.S. government funds underlying variable insurance products. The Board noted that the Portfolio's three-year and five-year performance equaled its peer group median, though its one-year and ten-year performance were below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Portfolio's investment adviser, including the costs associated with the personnel and systems necessary to manage the Portfolio, and information regarding the Manager's profitability from its relationship with the Portfolio. The Board reviewed the fees paid to the Manager and the other expenses borne by the Portfolio. The Board also evaluated the comparability of the fees charged and the services provided to the Portfolio to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Portfolio, other general U.S. government funds underlying variable insurance products and other funds with comparable asset levels and distribution features. The Board noted that the Portfolio's contractual management fees are lower than its peer group median and its actual management fees is equal to its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Portfolio, whether those economies of scale benefit the Portfolio's shareholders and the current level of Portfolio assets in relation to the Portfolio's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Portfolio grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Portfolio, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolio and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Portfolio and to the independent Directors. Portfolio counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                      28 | GOVERNMENT SECURITIES PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
THE PORTFOLIOS, LENGTH OF       HELD; NUMBER OF PORTFOLIOS IN THE PORTFOLIOS COMPLEX CURRENTLY OVERSEEN
SERVICE, AGE
INDEPENDENT                     THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
DIRECTORS                       COLORADO 80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           President, Colorado Christian University (since 2006); Chairman of the following
Chairman of the Board           private mortgage banking companies: Cherry Creek Mortgage Company (since 1991),
of Directors (since 2003),      Centennial State Mortgage Company (since 1994), and The El Paso Mortgage Company
Director (since 1999)           (since 1993); Chairman of the following private companies: Ambassador Media
Age: 69                         Corporation (since 1984) and Broadway Ventures (since 1984); Director of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since
                                1992), Campus Crusade for Christ (since 1991) and The Lynde and Harry Bradley
                                Foundation, Inc. (non-profit organization) (since 2002); former Chairman of the following: Transland Financial Services, Inc. (private mortgage banking company)
                                (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real
                                Estate, Inc. (residential real estate brokerage) (1994-2000) and Frontier Title
                                (title insurance agency) (1995-2000); former Director of the following:
                                UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation
                                (computer equipment company) (1991-2003) and International Family Entertainment
                                (television channel) (1992-1997); U.S. Senator (January 1979-January 1991).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Director (since 1996)           equity funds) (until February 2001); Chairman, President and Chief Executive
Age: 75                         Officer of A.G. Edwards Capital, Inc. (until March 2000); Director of A.G. Edwards
                                & Sons, Inc. (brokerage company) (until 2000) and A.G. Edwards Trust Company
                                (investment adviser) (until 2000); Vice Chairman and Director of A.G. Edwards, Inc.
                                (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March 1999);
                                Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset
                                Management (investment adviser) (until March 1999). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of Centennial Asset Management Corporation
Director (since 2002)           (December 1991-April 1999); President, Treasurer and Director of Centennial Capital
Age: 70                         Corporation (June 1989-April 1999); Chief Executive Officer and Director of
                                MultiSource Services, Inc. (March 1996-April 1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                Manager (September 1987-April 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical site) (since
Director (since 2002)           June 2000); Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002);
Age: 68                         Partner at PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999);
                                Chairman of Price Waterhouse LLP Global Investment Management Industry Services
                                Group (accounting firm) (July 1994-June 1998). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director of
Director (since 1997)           Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 65                         Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and
                                Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                                ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
                                Shareholder Financial Services, Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Director (since 1996)           Freedman held several positions with the Manager and with subsidiary or
Age: 66                         affiliated companies of the Manager (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.


                      29 | GOVERNMENT SECURITIES PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational organization)
Director (since 2002)           (since February 2000); Director of The California Endowment (philanthropic
Age: 60                         organization) (since April 2002); Director of Community Hospital of Monterey
                                Peninsula (since February 2002); Vice Chair of American Funds' Emerging Markets
                                Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment
                                Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation and The University of Michigan; Advisor at Credit
                                Suisse First Boston's Sprout venture capital unit (venture capital fund)
                                (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company)
                                (1996-June 2004); Trustee of MML Series Investment Fund (investment company) (April
                                1989-June 2004); Member of the investment committee of Hartford Hospital
                                (2000-2003); and Advisor to Unilever (Holland) pension fund (2000-2003). Oversees
                                37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Director of Jones International University (educational organization) (since August
Director (since 2002)           2005); Chairman, Chief Executive Officer and Director of Steele Street State Bank
Age: 62                         (commercial banking) (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of U.S. Bank-Colorado (subsidiary of
                                U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director
                                of Commercial Assets, Inc. (real estate investment trust) (1993-2000); Director of
                                Jones Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil
                                and gas exploration) (1997-February 2004). Oversees 37 portfolios in the
                                OppenheimerFunds complex

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Director (since 2002)           (investment company) (since Director 1996) and MML Series Investment Fund
Age: 64                         (investment company) (since 1996); Trustee (since 1987) and Chairman (1994-2005) of the Investment Committee of the Worcester Polytech Institute (private university);
                                President and Treasurer of the SIS Funds (private charitable fund) (since January
                                1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                (January 1999-July 1999); and Executive Vice President of Peoples Heritage
                                Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                     FLOOR, NEW YORK, NEW YORK 10281 1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN
                                INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL.
                                MR. MURPHY IS AN INTER ESTED DIRECTOR DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS,
                                INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director (since June 2001) and President
President and Principal         (since September 2000) of the Manager; President and director or trustee of other
Executive Officer               Oppenheimer funds; President and Director of OAC and Oppenheimer Partnership
(since 2001) and                Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001);
Director (since 2002)           Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since
Age: 57                         November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager)
                                (since July 2001); President and Director of OppenheimerFunds Legacy Program
                                (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                                Institutional Asset Management, Inc., Centennial Asset Management Corporation,
                                Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                Investments, Inc. (since July 2001); President (since November 2001) and Director
                                (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice
                                President of Massachusetts Mutual Life Insurance Company (OAC's parent company)
                                (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the
                                Investment Company Institute's Board of Governors (since October 3, 2003); Chief
                                Operating Officer of the Manager (September 2000-June 2001); President and Trustee
                                of MML Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of C.M. Life Insurance Company
                                (September 1999-August 2000); President, Chief Executive Officer and Director of
                                MML Bay State Life Insurance Company (September 1999-August 2000); Director of
                                Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald
                                Isle Bancorp) (June 1989 June 1998). Oversees 96 portfolios in the OppenheimerFunds complex.


                      30 | GOVERNMENT SECURITIES PORTFOLIO

-------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK,
OF THE PORTFOLIO                GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW
                                YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS.
                                IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924; FOR MESSRS. MANIOUDAKIS,
                                BOMFIM, CAAN, GORD AND SWANEY, 470 ATLANTIC AVENUE, 11TH FLOOR, BOSTON, MA 02210.
                                EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

ANGELO G. MANIOUDAKIS,          Senior Vice President of the Manager (since April 2002) of HarbourView Asset
Vice President and Portfolio    Management Corporation (since April 2002) and of OFI Institutional Asset
Manager (since 2003)            Management, Inc. (since June 2002); Executive Director and portfolio manager for
Age: 40                         Miller, Anderson & Sherrerd, a division of Morgan Stanley Investment Management
                                (August 1993-April 2002). An officer of 17 portfolios in the OppenheimerFunds complex.

ANTULIO N. BOMFIM,              Vice President of the Manager (since October 2003); Senior Economist at the Board
Vice President and Portfolio    of Governors of the Federal Reserve System from June 1992 to October 2003. A
Manager (since 2006)            portfolio manager of 15 portfolios in the OppenheimerFunds complex.
Age: 40

GEOFFREY CAAN,                  Vice President and Portfolio Manager of the Manager (since August 2003); Vice
Vice President and Portfolio    President of ABN AMRO NA, Inc. (June 2002-August 2003); Vice President of Zurich
Manager (since 2006)            Scudder Investments (January 1999-June 2002). A portfolio manager of 15
Age: 37                         portfolios in the OppenheimerFunds complex.

BENJAMIN J. GORD,               Vice President of the Manager (since April 2002), of HarbourView Asset Management
Vice President and Portfolio    Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (as
Manager (since 2006)            of June 2002); Executive Director and senior fixed Manager (since 2006) income
Age: 44                         analyst at Miller Anderson & Sherrerd, a division of Morgan Stanley Investment
                                Management (April 1992-March 2002). A portfolio manager of 15 portfolios in the
                                OppenheimerFunds complex.

THOMAS SWANEY,                  Vice President of the Manager (since April 2006); senior analyst, high grade
Vice President and Portfolio    investment team (June 2002-March 2006); senior fixed income analyst at Miller
Manager (since 2006)            Anderson & Sherrerd, a division of Morgan Stanley Investment Management (May
Age: 34                         1998-May 2002). A portfolio manager of 15 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief        2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Compliance Officer              Management Corporation and Shareholder Services, Inc. (since June 1983); Vice
(since 2004)                    President and Director of Internal Audit of the Manager (1997-February 2004). An
Age: 56                         officer of 96 portfolios in the OppenheimerFunds complex.


BRIAN W. WIXTED,                Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal         the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting          Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management
Officer (since 1999)            Corporation, and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI
Age: 47                         Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd.
                                and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                (since November 2000), and OppenheimerFunds Legacy Program (since June 2003);
                                Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following:
                                OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October
                                2003) and OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and
                                Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                (March 1995-March 1999). An officer of 96 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,              Assistant Vice President of the Manager (since August 2002); Manager/Financial
Assistant Treasurer             Product Accounting of the Manager (November 1998-July 2002). An officer of 96
(since 2004)                    portfolios in the OppenheimerFunds complex.
Age: 36


                      31 | GOVERNMENT SECURITIES PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

BRIAN C. SZILAGYI,              Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer             Reporting and Compliance of First Data Corporation (April
(since 2005)                    2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May
Age: 36                         2001-March 2003); Director of Mutual Fund Operations at American Data
                                Services, Inc. (September 2000-May  2001). An officer of 96 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary    2002) of the Manager; General Counsel and Director of
(since 2001)                    the Distributor (since December 2001); General Counsel of Centennial Asset
Age: 58                          Management Corporation (since December 2001); Senior Vice President and
                                General Counsel of HarbourView  Asset Management Corporation (since December
                                2001); Secretary and General Counsel of OAC (since November 2001); Assistant
                                Secretary (since September 1997) and Director (since November 2001) of
                                OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                President, General Counsel and Director of Shareholder Financial Services, Inc. and
                                Shareholder Services, Inc. (since December 2001); Senior Vice President, General
                                Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since
                                November 2001); Vice President of OppenheimerFunds Legacy Program (since June
                                2003); Senior Vice President and General Counsel of OFI Institutional Asset
                                Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited
                                (since December 2003); Senior Vice President (May 1985-December 2003), Acting
                                General Counsel (November 2001-February 2002) and Associate General Counsel (May
                                1981-October 2001) of the Manager; Assistant Secretary of the following:
                                Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                Services, Inc. (November 1989-November 2001), and OppenheimerFunds International
                                Ltd. (September 1997-November 2001). An officer of 96 portfolios in the
                                OppenheimerFunds complex.

LISA I. BLOOMBERG,              Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary             President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                    2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                         (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                Incorporated). An officer of 96 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,               Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary             October 2003) of the Assistant Secretary Manager; Vice President (since 1999) and
(since 2001)                    Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of
Age: 41                         Centennial Asset Management Corporation (since October 2003); Vice President and
                                Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An
                                officer of 96 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,           Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary             2004); First Vice President (2000-September 2004), Director (2000-September 2004)
(since 2004)                    and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer
Age: 43                         of 96 portfolios in the OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                      32 | GOVERNMENT SECURITIES PORTFOLIO



GROWTH PORTFOLIO

PORTFOLIO PERFORMANCE DISCUSSION

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE. Although we are never satisfied with underperformance relative to the Portfolio's benchmark, we are nonetheless pleased that the Portfolio produced higher returns than its Lipper category average. Indeed, 2006 proved to be a relatively difficult year for actively managed equity funds, and we attribute our success compared to our peer group to our broadly diversified investment approach. Because our highly disciplined investment process avoids large "bets" on any particular security or market sector, the Portfolio was able to participate more fully in the market's broad-based rally.

      Our emphasis on mega-cap stocks also helped the Portfolio outperform its peer group average. Stocks with market capitalizations of approximately $47.3 billion or more constitute 40% of the total U.S. stock market capitalization, but they comprise 53% of the S&P 500 Index. Because our market capitalization models had indicated in the spring that the long cycle of small-cap outperformance was coming to an end, we repositioned the Portfolio to exhibit characteristics similar to those of the S&P 500 Index, enabling the Portfolio to benefit during the ongoing transition in market leadership to mega-cap companies.

      In addition, we attempted to optimize our stock selection models for different market environments, including seasonal factors. We employ a "Turn of the Year" model during the fourth and first quarters of each calendar year to position the Portfolio for what historically has been a time of relatively strong performance among lower quality, relatively volatile stocks. This shift helped the Portfolio participate more fully in a rally among "higher beta" stocks near year-end 2006.

      The success of the Portfolio's market capitalization and seasonal strategies was offset by relatively disappointing results from our security selection models in a number of industry groups. More specifically, the momentum factors considered by our stock selection models became less predictive of performance as market conditions evolved, and stocks that had done well over the first half of the year fared relatively poorly over the second half. For example, a number of energy companies had strong momentum characteristics after gaining value over the first half of 2006, but many of those companies lagged the averages during the second half as the U.S. economy slowed and commodity prices fell.

      As of the end of the reporting period, our market capitalization models have continued to indicate that larger companies are likely to do better than smaller ones over the foreseeable future, and we have maintained the Portfolio's focus on large- and mega-cap shares. Our stock selection models have assigned relatively high rankings to companies in the information technology, consumer discretionary and basic materials sectors, and generally lower rankings to stocks in the consumer staples, utilities and energy areas.

      During these relatively rare turning points in the market, we believe that broad diversification and careful risk management are keys to success under whatever market conditions lie ahead. Accordingly, the Portfolio is fully invested and we remain committed to our quantitative investment discipline, which is designed to produce excess returns without excessive risk. Indeed, our disciplined investment approach is essential to what makes Growth Portfolio part of THE RIGHT WAY TO INVEST.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio held until December 31, 2006. Performance is measured over a ten-fiscal-year period. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Portfolio's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the domestic stock market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.


                              4 | GROWTH PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

Panorama Series Fund, Inc.--Growth Portfolio

S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Panorama Series Fund,
                  Inc.--Growth Portfolio      S&P 500 Index

12/31/1996               10,000                  10,000
03/31/1997               10,036                  10,269
06/30/1997               11,465                  12,060
09/30/1997               12,747                  12,963
12/31/1997               12,637                  13,335
03/31/1998               13,953                  15,194
06/30/1998               13,785                  15,698
09/30/1998               11,564                  14,140
12/31/1998               13,701                  17,149
03/31/1999               13,451                  18,003
06/30/1999               14,113                  19,269
09/30/1999               12,701                  18,069
12/31/1999               13,187                  20,756
03/31/2000               12,928                  21,231
06/30/2000               12,693                  20,667
09/30/2000               12,751                  20,467
12/31/2000               11,517                  18,867
03/31/2001               10,296                  16,631
06/30/2001               10,772                  17,604
09/30/2001                9,582                  15,021
12/31/2001               10,296                  16,626
03/31/2002               10,504                  16,672
06/30/2002                9,544                  14,440
09/30/2002                7,983                  11,946
12/31/2002                8,343                  12,953
03/31/2003                8,026                  12,545
06/30/2003                9,182                  14,475
09/30/2003                9,425                  14,858
12/31/2003               10,580                  16,666
03/31/2004               10,754                  16,948
06/30/2004               10,816                  17,240
09/30/2004               10,631                  16,917
12/31/2004               11,553                  18,478
03/31/2005               11,358                  18,082
06/30/2005               11,545                  18,329
09/30/2005               11,982                  18,989
12/31/2005               12,294                  19,385
03/31/2006               12,896                  20,200
06/30/2006               12,643                  19,909
09/30/2006               13,276                  21,036
12/31/2006               14,097                  22,444

AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIO AT 12/31/06

1-Year   14.67%     5-Year   6.49%     10-Year   3.49%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE PORTFOLIO'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE PORTFOLIO'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS PORTFOLIO. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                              5 | GROWTH PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------

                              BEGINNING       ENDING        EXPENSES
                              ACCOUNT         ACCOUNT       PAID DURING
                              VALUE           VALUE         6 MONTHS ENDED
                              (7/1/06)        (12/31/06)    DECEMBER 31, 2006
-------------------------------------------------------------------------------
Actual                        $  1,000.00     $  1,115.00   $  3.63
-------------------------------------------------------------------------------
Hypothetical                     1,000.00        1,021.78      3.47

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio, excluding affiliated fund indirect expenses, based on the 6-month period ended December 31, 2006 is as follows:

EXPENSE RATIO
-------------
    0.68%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                              6 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  December 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--13.8%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
ArvinMeritor, Inc. 1                                      1,100   $      20,053
--------------------------------------------------------------------------------
Autoliv, Inc.                                               600          36,180
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The) 1,2                      1,700          35,683
--------------------------------------------------------------------------------
Johnson Controls, Inc.                                      400          34,368
--------------------------------------------------------------------------------
Lear Corp. 1                                              1,200          35,436
--------------------------------------------------------------------------------
Tenneco, Inc. 2                                             300           7,416
                                                                  --------------
                                                                        169,136

--------------------------------------------------------------------------------
AUTOMOBILES--0.8%
Ford Motor Co. 1                                         22,600         169,726
--------------------------------------------------------------------------------
General Motors Corp. 1                                   18,300         562,176
--------------------------------------------------------------------------------
Harley-Davidson, Inc.                                     6,300         443,961
                                                                  --------------
                                                                      1,175,863

--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.1%
Apollo Group, Inc., Cl. A 2                                 800          31,176
--------------------------------------------------------------------------------
Career Education Corp. 1,2                                1,400          34,692
--------------------------------------------------------------------------------
ITT Educational Services, Inc. 1,2                          600          39,822
                                                                  --------------
                                                                        105,690

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.7%
Brinker International, Inc.                                 900          27,144
--------------------------------------------------------------------------------
Carnival Corp.                                            4,100         201,105
--------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. B 2                       603          31,356
--------------------------------------------------------------------------------
Domino's Pizza, Inc.                                        600          16,800
--------------------------------------------------------------------------------
Jack in the Box, Inc. 2                                     400          24,416
--------------------------------------------------------------------------------
Las Vegas Sands Corp. 2                                     100           8,948
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                 2,500         156,250
--------------------------------------------------------------------------------
Wendy's International, Inc.                               1,000          33,090
--------------------------------------------------------------------------------
Yum! Brands, Inc.                                         9,100         535,080
                                                                  --------------
                                                                      1,034,189

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.0%
Snap-On, Inc.                                               800          38,112
--------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 1,2                      1,500          30,690
                                                                  --------------
                                                                         68,802

--------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Expedia, Inc. 1,2                                         1,500          31,470
--------------------------------------------------------------------------------
IAC/InterActiveCorp 1,2                                   5,300         196,948
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Interactive,
Series A 2                                                6,100         131,577
--------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                       600          15,516
                                                                  --------------
                                                                        375,511

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Eastman Kodak Co. 1                                       1,500   $      38,700
--------------------------------------------------------------------------------
Hasbro, Inc.                                              1,600          43,600
--------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                            1,200          32,292
--------------------------------------------------------------------------------
Mattel, Inc.                                              1,900          43,054
                                                                  --------------
                                                                        157,646

--------------------------------------------------------------------------------
MEDIA--4.7%
CBS Corp., Cl. B                                          3,400         106,012
--------------------------------------------------------------------------------
Clear Channel Communications, Inc.                       23,400         831,636
--------------------------------------------------------------------------------
Comcast Corp., Cl. A 2                                   13,500         571,455
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 2                              10,100         251,894
--------------------------------------------------------------------------------
EchoStar Communications Corp., Cl. A 2                    5,100         193,953
--------------------------------------------------------------------------------
Gannett Co., Inc.                                         2,400         145,104
--------------------------------------------------------------------------------
Idearc, Inc. 2                                            1,220          34,953
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A 1,2                        2,300          67,045
--------------------------------------------------------------------------------
Liberty Media Holding Corp.-Capital,
Series A 1,2                                              4,400         431,112
--------------------------------------------------------------------------------
Live Nation, Inc. 2                                         200           4,480
--------------------------------------------------------------------------------
McGraw-Hill Cos., Inc. (The)                              8,700         591,774
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                                  32,300         693,804
--------------------------------------------------------------------------------
Omnicom Group, Inc.                                       6,800         710,872
--------------------------------------------------------------------------------
Time Warner, Inc.                                        49,700       1,082,466
--------------------------------------------------------------------------------
Viacom, Inc., Cl. B 2                                    15,952         654,511
--------------------------------------------------------------------------------
Walt Disney Co. (The)                                    23,200         795,064
                                                                  --------------
                                                                      7,166,135

--------------------------------------------------------------------------------
MULTILINE RETAIL--2.7%
Big Lots, Inc. 1,2                                        2,100          48,132
--------------------------------------------------------------------------------
Dillard's, Inc., Cl. A 1                                  1,800          62,946
--------------------------------------------------------------------------------
Dollar Tree Stores, Inc. 2                                2,500          75,250
--------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                2,200          64,526
--------------------------------------------------------------------------------
Federated Department Stores, Inc.                        22,200         846,486
--------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                       9,700         750,392
--------------------------------------------------------------------------------
Kohl's Corp. 2                                           12,600         862,218
--------------------------------------------------------------------------------
Nordstrom, Inc.                                          15,600         769,704
--------------------------------------------------------------------------------
Sears Holdings Corp. 2                                    2,600         436,618
--------------------------------------------------------------------------------
Target Corp.                                              5,000         285,250
                                                                  --------------
                                                                      4,201,522

--------------------------------------------------------------------------------
SPECIALTY RETAIL--4.1%
Abercrombie & Fitch Co., Cl. A                              700          48,741
--------------------------------------------------------------------------------
Aeropostale, Inc. 1,2                                     1,000          30,870
--------------------------------------------------------------------------------
American Eagle Outfitters, Inc.                           1,500          46,815
--------------------------------------------------------------------------------
AnnTaylor Stores Corp. 2                                  1,100          36,124
--------------------------------------------------------------------------------
AutoNation, Inc. 2                                        1,200          25,584
--------------------------------------------------------------------------------
AutoZone, Inc. 2                                            400          46,224
--------------------------------------------------------------------------------
Barnes & Noble, Inc.                                      1,000          39,710


                              7 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SPECIALTY RETAIL Continued
Best Buy Co., Inc.                                       12,100   $     595,199
--------------------------------------------------------------------------------
Charming Shoppes, Inc. 1,2                                  300           4,059
--------------------------------------------------------------------------------
Circuit City Stores, Inc./
Circuit City Group                                        1,700          32,266
--------------------------------------------------------------------------------
Dick's Sporting Goods, Inc. 2                               700          34,293
--------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                1,300          30,329
--------------------------------------------------------------------------------
DSW, Inc., Cl. A 1,2                                        100           3,857
--------------------------------------------------------------------------------
Gap, Inc. (The)                                          26,900         524,550
--------------------------------------------------------------------------------
Group 1 Automotive, Inc. 1                                  300          15,516
--------------------------------------------------------------------------------
Gymboree Corp. 2                                            800          30,528
--------------------------------------------------------------------------------
Home Depot, Inc.                                         45,500       1,827,280
--------------------------------------------------------------------------------
Limited Brands, Inc.                                     14,000         405,160
--------------------------------------------------------------------------------
Lowe's Cos., Inc.                                        10,000         311,500
--------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                               1,350          51,651
--------------------------------------------------------------------------------
Office Depot, Inc. 2                                     18,500         706,145
--------------------------------------------------------------------------------
OfficeMax, Inc.                                             900          44,685
--------------------------------------------------------------------------------
Payless ShoeSource, Inc. 2                                1,100          36,102
--------------------------------------------------------------------------------
RadioShack Corp. 1                                        1,300          21,814
--------------------------------------------------------------------------------
Rent-A-Center, Inc. 1,2                                   1,000          29,510
--------------------------------------------------------------------------------
Ross Stores, Inc.                                         1,400          41,020
--------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                    600          10,434
--------------------------------------------------------------------------------
Staples, Inc.                                            16,600         443,220
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                     27,400         781,448
                                                                  --------------
                                                                      6,254,634

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.3%
Brown Shoe Co., Inc.                                        400          19,096
--------------------------------------------------------------------------------
Coach, Inc. 2                                             8,500         365,160
--------------------------------------------------------------------------------
Jones Apparel Group, Inc.                                   900          30,087
--------------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                     500          38,830
--------------------------------------------------------------------------------
Skechers USA, Inc., Cl. A 1,2                               100           3,331
--------------------------------------------------------------------------------
Wolverine World Wide, Inc. 1                                600          17,112
                                                                  --------------
                                                                        473,616

--------------------------------------------------------------------------------
CONSUMER STAPLES--5.5%
--------------------------------------------------------------------------------
BEVERAGES--0.6%
Coca-Cola Co. (The)                                       6,300         303,975
--------------------------------------------------------------------------------
Molson Coors Brewing Co., Cl. B                             400          30,576
--------------------------------------------------------------------------------
PepsiCo, Inc.                                             9,520         595,476
                                                                  --------------
                                                                        930,027

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
Kroger Co. (The)                                         21,700         500,619
--------------------------------------------------------------------------------
Safeway, Inc.                                            17,900         618,624
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                    27,500       1,269,950
                                                                  --------------
                                                                      2,389,193

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
ConAgra Foods, Inc.                                      11,900   $     321,300
--------------------------------------------------------------------------------
Dean Foods Co. 2                                            300          12,684
--------------------------------------------------------------------------------
Heinz (H.J.) Co.                                          1,300          58,513
--------------------------------------------------------------------------------
Kraft Foods, Inc., Cl. A 1                                1,700          60,690
--------------------------------------------------------------------------------
Sara Lee Corp.                                            3,900          66,417
                                                                  --------------
                                                                        519,604

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.1%
Energizer Holdings, Inc. 2                                  400          28,396
--------------------------------------------------------------------------------
Procter & Gamble Co. (The)                               26,465       1,700,906
                                                                  --------------
                                                                      1,729,302

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Avon Products, Inc.                                       3,700         122,248
--------------------------------------------------------------------------------
NBTY, Inc. 2                                              1,000          41,570
                                                                  --------------
                                                                        163,818

--------------------------------------------------------------------------------
TOBACCO--1.8%
Altria Group, Inc.                                       30,000       2,574,600
--------------------------------------------------------------------------------
Reynolds American, Inc. 1                                 1,600         104,752
--------------------------------------------------------------------------------
UST, Inc.                                                   900          52,380
                                                                  --------------
                                                                      2,731,732

--------------------------------------------------------------------------------
ENERGY--8.3%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.3%
Grey Wolf, Inc. 1,2                                       2,300          15,778
--------------------------------------------------------------------------------
Halliburton Co.                                           8,000         248,400
--------------------------------------------------------------------------------
Lone Star Technologies, Inc. 2                              300          14,523
--------------------------------------------------------------------------------
Parker Drilling Co. 2                                     1,800          14,706
--------------------------------------------------------------------------------
Seacor Holdings, Inc. 1,2                                   400          39,656
--------------------------------------------------------------------------------
Tidewater, Inc. 1                                           700          33,852
--------------------------------------------------------------------------------
Veritas DGC, Inc. 2                                         700          59,941
                                                                  --------------
                                                                        426,856

--------------------------------------------------------------------------------
OIL & GAS--8.0%
Chevron Corp.                                            30,001       2,205,974
--------------------------------------------------------------------------------
ConocoPhillips                                           25,628       1,843,935
--------------------------------------------------------------------------------
Devon Energy Corp.                                        7,700         516,516
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                        73,776       5,653,455
--------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                              400          12,704
--------------------------------------------------------------------------------
Frontier Oil Corp.                                        1,700          48,858
--------------------------------------------------------------------------------
General Maritime Corp. 1                                    400          14,076
--------------------------------------------------------------------------------
Hess Corp.                                                5,700         282,549
--------------------------------------------------------------------------------
Holly Corp.                                                 700          35,980
--------------------------------------------------------------------------------
Marathon Oil Corp.                                       10,300         952,750
--------------------------------------------------------------------------------
Occidental Petroleum Corp.                                6,840         333,997


                              8 | GROWTH PORTFOLIO

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
OMI Corp. 1                                                 800   $      16,936
--------------------------------------------------------------------------------
Overseas Shipholding Group, Inc. 1                          600          33,780
--------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 2                         8,000         164,644
--------------------------------------------------------------------------------
Sunoco, Inc.                                              1,500          93,540
--------------------------------------------------------------------------------
Tesoro Corp.                                                600          39,462
--------------------------------------------------------------------------------
USEC, Inc. 2                                              2,300          29,256
                                                                  --------------
                                                                     12,278,412

--------------------------------------------------------------------------------
FINANCIALS--20.6%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.4%
Ameriprise Financial, Inc.                                9,320         507,940
--------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                             5,100         830,178
--------------------------------------------------------------------------------
BlackRock, Inc. 1                                         1,300         197,470
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                           4,900         976,815
--------------------------------------------------------------------------------
Janus Capital Group, Inc.                                 1,400          30,226
--------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1,2                     1,300          24,921
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                           13,900       1,085,868
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                19,800       1,843,380
--------------------------------------------------------------------------------
Morgan Stanley                                           14,700       1,197,021
--------------------------------------------------------------------------------
Piper Jaffray Cos., Inc. 2                                  200          13,030
                                                                  --------------
                                                                      6,706,849

--------------------------------------------------------------------------------
COMMERCIAL BANKS--3.0%
M&T Bank Corp.                                              400          48,864
--------------------------------------------------------------------------------
U.S. Bancorp                                             27,625         999,749
--------------------------------------------------------------------------------
Wachovia Corp.                                           24,012       1,367,483
--------------------------------------------------------------------------------
Wells Fargo & Co.                                        59,700       2,122,932
                                                                  --------------
                                                                      4,539,028

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
AmeriCredit Corp. 1,2                                     3,500          88,095
--------------------------------------------------------------------------------
Capital One Financial Corp.                               5,700         437,874
--------------------------------------------------------------------------------
First Marblehead Corp. (The) 1                              650          35,523
--------------------------------------------------------------------------------
World Acceptance Corp. 2                                    200           9,390
                                                                  --------------
                                                                        570,882

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--6.5%
Bank of America Corp.                                    65,412       3,492,347
--------------------------------------------------------------------------------
Chicago Mercantile Exchange (The)                           500         254,875
--------------------------------------------------------------------------------
Citigroup, Inc.                                          61,577       3,429,839
--------------------------------------------------------------------------------
International Securities Exchange, Inc., Cl. A 1            400          18,716
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                     59,304       2,864,383
                                                                  --------------
                                                                     10,060,160

--------------------------------------------------------------------------------
INSURANCE--4.3%
ACE Ltd.                                                  6,100         369,477

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Allstate Corp.                                            8,100   $     527,391
--------------------------------------------------------------------------------
AMBAC Financial Group, Inc.                                 500          44,535
--------------------------------------------------------------------------------
American International Group, Inc.                       30,037       2,152,451
--------------------------------------------------------------------------------
Assurant, Inc. 1                                          1,300          71,825
--------------------------------------------------------------------------------
CNA Financial Corp. 2                                       500          20,160
--------------------------------------------------------------------------------
Hanover Insurance Group, Inc.                               800          39,040
--------------------------------------------------------------------------------
Lincoln National Corp.                                    6,100         405,040
--------------------------------------------------------------------------------
Loews Corp.                                              14,000         580,580
--------------------------------------------------------------------------------
MBIA, Inc. 1                                              1,100          80,366
--------------------------------------------------------------------------------
MetLife, Inc.                                            12,300         725,823
--------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A 1                400          21,680
--------------------------------------------------------------------------------
Partnerre Holdings Ltd. 1                                   200          14,206
--------------------------------------------------------------------------------
Principal Financial Group, Inc. (The)                     9,900         581,130
--------------------------------------------------------------------------------
Prudential Financial, Inc.                                1,400         120,204
--------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. 1                               300          18,000
--------------------------------------------------------------------------------
Safeco Corp.                                                600          37,530
--------------------------------------------------------------------------------
Safety Insurance Group, Inc. 1                              100           5,071
--------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc. (The)                      15,900         853,671
--------------------------------------------------------------------------------
Zenith National Insurance Corp.                             200           9,382
                                                                  --------------
                                                                      6,677,562

--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.0%
CapitalSource, Inc. 1                                       400          10,924
--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.0%
Astoria Financial Corp. 1                                    50           1,508
--------------------------------------------------------------------------------
Corus Bankshares, Inc. 1                                    200           4,614
--------------------------------------------------------------------------------
Countrywide Financial Corp.                              16,900         717,405
--------------------------------------------------------------------------------
Fannie Mae                                               16,900       1,003,691
--------------------------------------------------------------------------------
Freddie Mac                                              17,600       1,195,040
--------------------------------------------------------------------------------
MGIC Investment Corp. 1                                     600          37,524
--------------------------------------------------------------------------------
PMI Group, Inc. (The) 1                                   1,200          56,604
--------------------------------------------------------------------------------
Radian Group, Inc. 1                                      1,400          75,474
                                                                  --------------
                                                                      3,091,860

--------------------------------------------------------------------------------
HEALTH CARE--11.6%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--0.4%
Amgen, Inc. 2                                             6,100         416,691
--------------------------------------------------------------------------------
Biogen Idec, Inc. 2                                       4,000         196,760
                                                                  --------------
                                                                        613,451

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.6%
Advanced Medical Optics, Inc. 1,2                           600          21,120
--------------------------------------------------------------------------------
Becton, Dickinson & Co.                                   1,900         133,285
--------------------------------------------------------------------------------
Boston Scientific Corp. 2                                 2,000          34,360
--------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1,2                              500          23,520
--------------------------------------------------------------------------------
Immucor, Inc. 1,2                                         1,000          29,230


                              9 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES Continued
Medtronic, Inc.                                           1,100   $      58,861
--------------------------------------------------------------------------------
Mentor Corp. 1                                              700          34,209
--------------------------------------------------------------------------------
Stryker Corp.                                             1,000          55,110
--------------------------------------------------------------------------------
Zimmer Holdings, Inc. 2                                   5,800         454,604
                                                                  --------------
                                                                        844,299

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.2%
Aetna, Inc.                                              17,200         742,696
--------------------------------------------------------------------------------
AMERIGROUP Corp. 1,2                                        900          32,301
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                                   3,400         152,864
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                       600          38,658
--------------------------------------------------------------------------------
Caremark Rx, Inc.                                        17,600       1,005,136
--------------------------------------------------------------------------------
Centene Corp. 1,2                                           900          22,113
--------------------------------------------------------------------------------
CIGNA Corp.                                               3,000         394,710
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 2                                900          45,045
--------------------------------------------------------------------------------
Humana, Inc. 2                                            8,000         442,480
--------------------------------------------------------------------------------
Laboratory Corp. of America Holdings 2                    1,200          88,164
--------------------------------------------------------------------------------
Lincare Holdings, Inc. 2                                    100           3,984
--------------------------------------------------------------------------------
McKesson Corp.                                            9,100         461,370
--------------------------------------------------------------------------------
Medco Health Solutions, Inc. 2                            1,000          53,440
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                 31,282       1,680,782
--------------------------------------------------------------------------------
WellCare Health Plans, Inc. 2                               400          27,560
--------------------------------------------------------------------------------
WellPoint, Inc. 2                                        16,567       1,303,657
                                                                  --------------
                                                                      6,494,960

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.0%
Emdeon Corp. 1,2                                          2,300          28,497
--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.3%
Applera Corp./Applied Biosystems Group                    2,800         102,732
--------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 2                          8,100         366,849
                                                                  --------------
                                                                        469,581

--------------------------------------------------------------------------------
PHARMACEUTICALS--6.1%
Abbott Laboratories                                       9,600         467,616
--------------------------------------------------------------------------------
Eli Lilly & Co.                                           1,300          67,730
--------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1,2                   1,500          41,370
--------------------------------------------------------------------------------
Forest Laboratories, Inc. 2                              13,900         703,340
--------------------------------------------------------------------------------
Johnson & Johnson                                        43,718       2,886,262
--------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 2                              1,600          25,472
--------------------------------------------------------------------------------
Merck & Co., Inc.                                        43,000       1,874,800
--------------------------------------------------------------------------------
Mylan Laboratories, Inc.                                  1,400          27,944
--------------------------------------------------------------------------------
Pfizer, Inc.                                            120,665       3,125,224
--------------------------------------------------------------------------------
Watson Pharmaceuticals, Inc. 2                              900          23,427
--------------------------------------------------------------------------------
Wyeth                                                     3,500         178,220
                                                                  --------------
                                                                      9,421,405

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--10.6%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.2%
Armor Holdings, Inc. 1,2                                    300   $      16,455
--------------------------------------------------------------------------------
General Dynamics Corp.                                   12,300         914,505
--------------------------------------------------------------------------------
Honeywell International, Inc.                            19,300         873,132
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                    12,300       1,132,461
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                   13,900         941,030
--------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                  100           1,844
--------------------------------------------------------------------------------
Raytheon Co.                                             18,200         960,960
--------------------------------------------------------------------------------
United Technologies Corp.                                 1,100          68,772
                                                                  --------------
                                                                      4,909,159

--------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp. 1,2                                             1,500          45,345
--------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1,2                     1,700          70,125
                                                                  --------------
                                                                        115,470

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.0%
Masco Corp.                                               2,000          59,740
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.2%
Administaff, Inc. 1                                         700          29,939
--------------------------------------------------------------------------------
Corrections Corp. of America 2                              400          18,092
--------------------------------------------------------------------------------
Covanta Holding Corp. 1,2                                 1,100          24,244
--------------------------------------------------------------------------------
Deluxe Corp. 1                                            1,100          27,720
--------------------------------------------------------------------------------
Harland (John H.) Co.                                       300          15,060
--------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                 600           9,822
--------------------------------------------------------------------------------
Labor Ready, Inc. 1,2                                     1,600          29,328
--------------------------------------------------------------------------------
Manpower, Inc.                                            1,200          89,916
--------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                 200           9,030
                                                                  --------------
                                                                        253,151

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.1%
Chicago Bridge & Iron Co. NV                                900          24,606
--------------------------------------------------------------------------------
EMCOR Group, Inc. 2                                         500          28,425
--------------------------------------------------------------------------------
Granite Construction, Inc. 1                              1,000          50,320
                                                                  --------------
                                                                        103,351

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Acuity Brands, Inc.                                         900          46,836
--------------------------------------------------------------------------------
Belden CDT, Inc. 1                                          500          19,545
--------------------------------------------------------------------------------
Emerson Electric Co.                                      1,300          57,317
--------------------------------------------------------------------------------
Regal-Beloit Corp. 1                                        200          10,502
                                                                  --------------
                                                                        134,200


                              10 | GROWTH PORTFOLIO

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--3.9%
3M Co.                                                    5,600   $     436,408
--------------------------------------------------------------------------------
General Electric Co.                                    114,600       4,264,266
--------------------------------------------------------------------------------
Tyco International Ltd.                                  43,000       1,307,200
                                                                  --------------
                                                                      6,007,874

--------------------------------------------------------------------------------
MACHINERY--2.5%
AGCO Corp. 1,2                                            1,200          37,128
--------------------------------------------------------------------------------
Caterpillar, Inc.                                        17,300       1,061,009
--------------------------------------------------------------------------------
Cummins, Inc. 1                                             300          35,454
--------------------------------------------------------------------------------
Danaher Corp.                                            11,700         847,548
--------------------------------------------------------------------------------
Deere & Co.                                               8,100         770,067
--------------------------------------------------------------------------------
Eaton Corp.                                               6,600         495,924
--------------------------------------------------------------------------------
Gardner Denver, Inc. 2                                      400          14,924
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                 9,100         420,329
--------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A 1                          1,900          74,347
--------------------------------------------------------------------------------
Kaydon Corp. 1                                              100           3,974
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                   500          29,715
--------------------------------------------------------------------------------
SPX Corp.                                                 1,200          73,392
--------------------------------------------------------------------------------
Toro Co. (The) 1                                            700          32,641
--------------------------------------------------------------------------------
Valmont Industries, Inc.                                    200          11,098
--------------------------------------------------------------------------------
Wabtec Corp.                                                200           6,076
                                                                  --------------
                                                                      3,913,626

--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
CSX Corp.                                                17,000         585,310
--------------------------------------------------------------------------------
Kansas City Southern 1,2                                    200           5,796
--------------------------------------------------------------------------------
Laidlaw International, Inc.                               1,000          30,430
--------------------------------------------------------------------------------
Norfolk Southern Corp.                                    3,700         186,073
--------------------------------------------------------------------------------
Swift Transportation Co., Inc. 2                            600          15,762
                                                                  --------------
                                                                        823,371

--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--19.8%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.6%
--------------------------------------------------------------------------------
ADTRAN, Inc. 1                                              600          13,620
--------------------------------------------------------------------------------
Arris Group, Inc. 2                                       2,500          31,275
--------------------------------------------------------------------------------
Avaya, Inc. 2                                             3,800          53,124
--------------------------------------------------------------------------------
Cisco Systems, Inc. 2                                    70,600       1,929,498
--------------------------------------------------------------------------------
CommScope, Inc. 1,2                                       1,000          30,480
--------------------------------------------------------------------------------
InterDigital Communications Corp. 1,2                       500          16,775
--------------------------------------------------------------------------------
Motorola, Inc.                                           55,800       1,147,248
--------------------------------------------------------------------------------
Polycom, Inc. 1,2                                         2,200          68,002
--------------------------------------------------------------------------------
QUALCOMM, Inc.                                           16,900         638,651
--------------------------------------------------------------------------------
UTStarcom, Inc. 1,2                                       3,400          29,750
                                                                  --------------
                                                                      3,958,423

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.7%
Brocade Communications Systems, Inc. 2                    4,200   $      34,482
--------------------------------------------------------------------------------
Dell, Inc. 2                                             59,400       1,490,346
--------------------------------------------------------------------------------
Diebold, Inc. 1                                             900          41,940
--------------------------------------------------------------------------------
EMC Corp. 2                                              65,500         864,600
--------------------------------------------------------------------------------
Emulex Corp. 1,2                                          1,500          29,265
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                      44,100       1,816,479
--------------------------------------------------------------------------------
International Business Machines Corp.                    27,200       2,642,480
--------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 2                        700          51,240
--------------------------------------------------------------------------------
NCR Corp. 2                                               1,000          42,760
--------------------------------------------------------------------------------
Network Appliance, Inc. 2                                 6,000         235,680
--------------------------------------------------------------------------------
QLogic Corp. 2                                            1,400          30,688
                                                                  --------------
                                                                      7,279,960

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.5%
Agilent Technologies, Inc. 2                             17,900         623,815
--------------------------------------------------------------------------------
Avnet, Inc. 2                                               200           5,106
--------------------------------------------------------------------------------
AVX Corp. 1                                                 800          11,832
--------------------------------------------------------------------------------
Plexus Corp. 2                                              100           2,388
--------------------------------------------------------------------------------
Solectron Corp. 2                                         2,700           8,694
--------------------------------------------------------------------------------
Tech Data Corp. 2                                         1,000          37,870
--------------------------------------------------------------------------------
Tektronix, Inc.                                             700          20,419
--------------------------------------------------------------------------------
Vishay Intertechnology, Inc. 2                            1,700          23,018
                                                                  --------------
                                                                        733,142

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.4%
Digital River, Inc. 1,2                                     400          22,316
--------------------------------------------------------------------------------
EarthLink, Inc. 1,2                                       2,600          18,460
--------------------------------------------------------------------------------
Google, Inc., Cl. A 2                                     4,200       1,934,016
--------------------------------------------------------------------------------
Sohu.com, Inc. 2                                            200           4,800
--------------------------------------------------------------------------------
United Online, Inc.                                       2,450          32,536
--------------------------------------------------------------------------------
ValueClick, Inc. 1,2                                        400           9,452
--------------------------------------------------------------------------------
VeriSign, Inc. 2                                          1,700          40,885
--------------------------------------------------------------------------------
WebEx Communications, Inc. 1,2                              400          13,956
--------------------------------------------------------------------------------
Websense, Inc. 2                                            900          20,547
                                                                  --------------
                                                                      2,096,968

--------------------------------------------------------------------------------
IT SERVICES--1.5%
Acxiom Corp.                                                600          15,390
--------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1,2               100           4,884
--------------------------------------------------------------------------------
BISYS Group, Inc. (The) 1,2                                 100           1,291
--------------------------------------------------------------------------------
Ceridian Corp. 2                                          1,300          36,374
--------------------------------------------------------------------------------
Computer Sciences Corp. 2                                 1,100          58,707
--------------------------------------------------------------------------------
Convergys Corp. 2                                         1,700          40,426
--------------------------------------------------------------------------------
CSG Systems International, Inc. 2                           600          16,038
--------------------------------------------------------------------------------
DST Systems, Inc. 2                                         400          25,052
--------------------------------------------------------------------------------
Electronic Data Systems Corp.                            15,700         432,535


                              11 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
IT SERVICES Continued
First Data Corp.                                         36,900   $     941,688
--------------------------------------------------------------------------------
Fiserv, Inc. 2                                              800          41,936
--------------------------------------------------------------------------------
Gartner, Inc., Cl. A 2                                      300           5,937
--------------------------------------------------------------------------------
Hewitt Associates, Inc. 2                                   100           2,575
--------------------------------------------------------------------------------
MPS Group, Inc. 2                                         1,100          15,598
--------------------------------------------------------------------------------
Paychex, Inc.                                             9,300         367,722
--------------------------------------------------------------------------------
Sabre Holdings Corp.                                      1,500          47,835
--------------------------------------------------------------------------------
Western Union Co.                                        12,600         282,492
                                                                  --------------
                                                                      2,336,480

--------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.5%
Xerox Corp. 2                                            48,600         823,770
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.9%
Agere Systems, Inc. 2                                     1,500          28,755
--------------------------------------------------------------------------------
Altera Corp. 2                                            2,100          41,328
--------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                3,100          28,954
--------------------------------------------------------------------------------
Analog Devices, Inc.                                     22,600         742,862
--------------------------------------------------------------------------------
Applied Materials, Inc.                                  42,200         778,590
--------------------------------------------------------------------------------
Atmel Corp. 2                                               900           5,445
--------------------------------------------------------------------------------
Cymer, Inc. 1,2                                             700          30,765
--------------------------------------------------------------------------------
Hittite Microwave Corp. 1,2                                 500          16,160
--------------------------------------------------------------------------------
Integrated Device Technology, Inc. 2                      3,500          54,180
--------------------------------------------------------------------------------
Intel Corp.                                              93,100       1,885,275
--------------------------------------------------------------------------------
Intersil Corp., Cl. A                                     1,600          38,272
--------------------------------------------------------------------------------
Linear Technology Corp.                                   1,400          42,448
--------------------------------------------------------------------------------
LSI Logic Corp. 2                                         3,200          28,800
--------------------------------------------------------------------------------
Micrel, Inc. 1,2                                          1,700          18,326
--------------------------------------------------------------------------------
Micron Technology, Inc. 2                                17,900         249,884
--------------------------------------------------------------------------------
National Semiconductor Corp.                              2,200          49,940
--------------------------------------------------------------------------------
Novellus Systems, Inc. 2                                  1,300          44,746
--------------------------------------------------------------------------------
NVIDIA Corp. 2                                           14,800         547,748
--------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                         1,700          23,205
--------------------------------------------------------------------------------
Silicon Image, Inc. 1,2                                   2,300          29,256
--------------------------------------------------------------------------------
Teradyne, Inc. 1,2                                        2,600          38,896
--------------------------------------------------------------------------------
Texas Instruments, Inc.                                  38,500       1,108,800
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
Associates, Inc. 1,2                                        900          40,968
--------------------------------------------------------------------------------
Verigy Ltd. 1,2                                           2,191          38,890
                                                                  --------------
                                                                      5,912,493

--------------------------------------------------------------------------------
SOFTWARE--4.7%
Amdocs Ltd. 2                                               800          31,000
--------------------------------------------------------------------------------
BEA Systems, Inc. 2                                       6,100          76,738
--------------------------------------------------------------------------------
BMC Software, Inc. 2                                      3,000          96,600
--------------------------------------------------------------------------------
CA, Inc.                                                 12,500         283,125
--------------------------------------------------------------------------------
Cadence Design Systems, Inc. 2                            2,500          44,775

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
SOFTWARE Continued
Check Point Software Technologies Ltd. 2                    600   $      13,152
--------------------------------------------------------------------------------
Cognos, Inc. 2                                              400          16,984
--------------------------------------------------------------------------------
Compuware Corp. 2                                         3,100          25,823
--------------------------------------------------------------------------------
Fair Isaac Corp.                                          1,500          60,975
--------------------------------------------------------------------------------
Hyperion Solutions Corp. 2                                1,000          35,940
--------------------------------------------------------------------------------
Intuit, Inc. 2                                           23,700         723,087
--------------------------------------------------------------------------------
McAfee, Inc. 2                                            1,500          42,570
--------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                                 1,700          30,651
--------------------------------------------------------------------------------
MICROS Systems, Inc. 1,2                                    400          21,080
--------------------------------------------------------------------------------
Microsoft Corp.                                          99,500       2,971,070
--------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                              300          34,203
--------------------------------------------------------------------------------
Novell, Inc. 2                                            2,600          16,120
--------------------------------------------------------------------------------
Oracle Corp. 2                                           93,900       1,609,446
--------------------------------------------------------------------------------
Sybase, Inc. 1,2                                          1,500          37,050
--------------------------------------------------------------------------------
Symantec Corp. 2                                         45,300         944,505
--------------------------------------------------------------------------------
Synopsys, Inc. 2                                          2,800          74,844
--------------------------------------------------------------------------------
TIBCO Software, Inc. 2                                      500           4,720
                                                                  --------------
                                                                      7,194,458

--------------------------------------------------------------------------------
MATERIALS--3.7%
--------------------------------------------------------------------------------
CHEMICALS--1.3%
Air Products & Chemicals, Inc.                            2,200         154,616
--------------------------------------------------------------------------------
Albemarle Corp. 1                                           500          35,900
--------------------------------------------------------------------------------
Ashland, Inc.                                               600          41,508
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                   23,600         942,584
--------------------------------------------------------------------------------
Fuller (H.B.) Co. 1                                         700          18,074
--------------------------------------------------------------------------------
Hercules, Inc. 2                                          1,800          34,758
--------------------------------------------------------------------------------
Lubrizol Corp. (The)                                        500          25,065
--------------------------------------------------------------------------------
Lyondell Chemical Co.                                     2,300          58,811
--------------------------------------------------------------------------------
NewMarket Corp.                                             500          29,525
--------------------------------------------------------------------------------
OM Group, Inc. 2                                            600          27,168
--------------------------------------------------------------------------------
PPG Industries, Inc. 1                                    4,500         288,945
--------------------------------------------------------------------------------
Rohm & Haas Co.                                           6,400         327,168
--------------------------------------------------------------------------------
Tronox, Inc., Cl. B 1                                        91           1,437
                                                                  --------------
                                                                      1,985,559

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.0%
Eagle Materials, Inc. 1                                     900          38,907
--------------------------------------------------------------------------------
Headwaters, Inc. 1,2                                      1,300          31,148
                                                                  --------------
                                                                         70,055

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.1%
Packaging Corp. of America                                  300           6,630
--------------------------------------------------------------------------------
Pactiv Corp. 2                                            2,200          78,518
                                                                  --------------
                                                                         85,148


                              12 | GROWTH PORTFOLIO

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
METALS & MINING--2.3%
AK Steel Holding Corp. 1,2                                2,900   $      49,010
--------------------------------------------------------------------------------
Alcoa, Inc.                                              23,600         708,236
--------------------------------------------------------------------------------
Carpenter Technology Corp.                                  700          71,764
--------------------------------------------------------------------------------
Chaparral Steel Co.                                         700          30,989
--------------------------------------------------------------------------------
Cleveland-Cliffs, Inc. 1                                    600          29,064
--------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold,
Inc., Cl. B                                               5,700         317,661
--------------------------------------------------------------------------------
Nucor Corp.                                              15,400         841,764
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc. 2                                  400          24,964
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                        8,100         969,732
--------------------------------------------------------------------------------
Quanex Corp. 1                                              750          25,943
--------------------------------------------------------------------------------
Southern Copper Corp. 1                                   7,300         393,397
--------------------------------------------------------------------------------
Steel Dynamics, Inc. 1                                    1,600          51,920
--------------------------------------------------------------------------------
United States Steel Corp.                                 1,000          73,140
                                                                  --------------
                                                                      3,587,584

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
Louisiana-Pacific Corp. 1                                 1,100          23,683
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.9%
AT&T, Inc.                                               55,569       1,986,592
--------------------------------------------------------------------------------
BellSouth Corp.                                          35,600       1,677,116
--------------------------------------------------------------------------------
CenturyTel, Inc.                                          1,900          82,954
--------------------------------------------------------------------------------
Citizens Communications Co.                               2,500          35,925
--------------------------------------------------------------------------------
Embarq Corp.                                                749          39,367
--------------------------------------------------------------------------------
Qwest Communications International,
Inc. 2                                                    3,600          30,132
--------------------------------------------------------------------------------
Verizon Communications, Inc.                             57,100       2,126,404
                                                                  --------------
                                                                      5,978,490

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Dobson Communications Corp., Cl. A 2                      1,500          13,065
--------------------------------------------------------------------------------
Sprint Nextel Corp.                                      75,986       1,435,376
--------------------------------------------------------------------------------
Telephone & Data Systems, Inc.                              800          43,464
                                                                  --------------
                                                                      1,491,905

--------------------------------------------------------------------------------
UTILITIES--0.6%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.1%
American Electric Power Co., Inc.                         3,500         149,030
--------------------------------------------------------------------------------
GAS UTILITIES--0.0%
ONEOK, Inc.                                               1,000          43,120

                                                                          VALUE
                                                         SHARES      SEE NOTE 1
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.5%
Alliant Energy Corp.                                        200   $       7,554
--------------------------------------------------------------------------------
Avista Corp. 1                                              200           5,062
--------------------------------------------------------------------------------
CenterPoint Energy, Inc. 1                                2,200          36,476
--------------------------------------------------------------------------------
PG&E Corp.                                               13,700         648,419
                                                                  --------------
                                                                        697,511
                                                                  --------------
Total Common Stocks (Cost $134,298,383)                             152,648,867

--------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
--------------------------------------------------------------------------------
Wachovia Corp., Dividend Equalization
Preferred Shares (Cost $0)                                2,000               5

--------------------------------------------------------------------------------
MONEY MARKET FUND--0.7%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25% 3,4
(Cost $1,048,972)                                     1,048,972       1,048,972

--------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash
Collateral from Securities Loaned)
(Cost $135,347,355)                                                 153,697,844

                                                      PRINCIPAL
                                                         AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--3.1% 5
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.1%
Undivided interest of 0.12% in joint repurchase
agreement (Principal Amount/Value $4,100,000,000,
with a maturity value of $4,102,437,222) with
Nomura Securities, 5.35%, dated 12/29/06, to be
repurchased at $4,794,773 on 1/2/07,
collateralized by U.S. Agency Mortgages,
0.00%-22.12%, 3/15/14-5/1/46, with a value of
$4,182,000,000 (Cost $4,791,924)                    $ 4,791,924       4,791,924

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $140,139,279)                                       103.3%    158,489,768
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                      (3.3)     (5,008,644)
                                                    ----------------------------

NET ASSETS                                                100.0%  $ 153,481,124
                                                    ============================


                              13 | GROWTH PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Partial or fully-loaned security. See Note 5 of accompanying Notes.

2. Non-income producing security.

3. Represents ownership of an affiliated fund, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                        SHARES       GROSS        GROSS              SHARES
                                                             DECEMBER 31, 2005   ADDITIONS   REDUCTIONS   DECEMBER 31, 2006
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25%*                  --   4,861,242    3,812,270           1,048,972

                                                                                                  VALUE            DIVIDEND
                                                                                             SEE NOTE 1              INCOME
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25%*                                 $  1,048,972            $  6,074

* The money market fund and the Portfolio are affiliated by having the same investment advisor.

4. Rate shown is the 7-day yield as of December 31, 2006.

5. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 5 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              14 | GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $139,090,307)                                       $  157,440,796
Affiliated companies (cost $1,048,972)                                                1,048,972
                                                                                 ---------------
                                                                                    158,489,768
------------------------------------------------------------------------------------------------
Cash                                                                                     10,059
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                      1,332,870
Interest and dividends                                                                  186,967
Shares of capital stock sold                                                              4,220
Other                                                                                    10,279
                                                                                 ---------------
Total assets                                                                        160,034,163

------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                            4,791,924
------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                                 1,560,480
Shares of capital stock redeemed                                                        161,213
Shareholder communications                                                                8,178
Directors' compensation                                                                   7,214
Transfer and shareholder servicing agent fees                                               849
Other                                                                                    23,181
                                                                                 ---------------
Total liabilities                                                                     6,553,039

------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $  153,481,124
                                                                                 ===============

------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                             $       68,672
------------------------------------------------------------------------------------------------
Additional paid-in capital                                                          199,608,225
------------------------------------------------------------------------------------------------
Accumulated net investment income                                                     1,774,116
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions      (66,320,378)
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and
   liabilities denominated in foreign currencies                                     18,350,489
                                                                                 ---------------
NET ASSETS--applicable to 68,671,786 shares of capital stock outstanding         $  153,481,124
                                                                                 ===============

------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE         $         2.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              15 | GROWTH PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                           $    2,798,553
Affiliated companies                                                                      6,074
------------------------------------------------------------------------------------------------
Portfolio lending fees                                                                   20,892
------------------------------------------------------------------------------------------------
Interest                                                                                 19,302
                                                                                 ---------------
Total investment income                                                               2,844,821

------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------
Management fees                                                                         968,401
------------------------------------------------------------------------------------------------
Accounting service fees                                                                  15,000
------------------------------------------------------------------------------------------------
Shareholder communications                                                               11,268
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                             9,989
------------------------------------------------------------------------------------------------
Directors' compensation                                                                   6,698
------------------------------------------------------------------------------------------------
Administration service fees                                                               1,500
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                 832
------------------------------------------------------------------------------------------------
Other                                                                                    37,048
                                                                                 ---------------
Total expenses                                                                        1,050,736
Less waivers and reimbursements of expenses                                                (116)
                                                                                 ---------------
Net expenses                                                                          1,050,620

------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 1,794,201

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                          12,650,995
Foreign currency transactions                                                            43,091
                                                                                 ---------------
Net realized gain                                                                    12,694,086
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                           7,313,964
Translation of assets and liabilities denominated in foreign currencies                 (39,668)
                                                                                 ---------------
Net change in unrealized appreciation                                                 7,274,296

------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $   21,762,583
                                                                                 ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              16 | GROWTH PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                          2006             2005
-------------------------------------------------------------------------------------------------------
OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                                  $    1,794,201   $    2,050,401
-------------------------------------------------------------------------------------------------------
Net realized gain                                                          12,694,086       10,325,632
-------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                       7,274,296       (3,136,711)
                                                                       --------------------------------
Net increase in net assets resulting from operations                       21,762,583        9,239,322

-------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
Dividends from net investment income                                       (2,060,251)      (2,627,028)

-------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
-------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions      (26,087,903)     (25,822,020)

-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
Total decrease                                                             (6,385,571)     (19,209,726)
-------------------------------------------------------------------------------------------------------
Beginning of period                                                       159,866,695      179,076,421
                                                                       --------------------------------
End of period (including accumulated net investment income of
$1,774,116 and $2,044,145, respectively)                               $  153,481,124   $  159,866,695
                                                                       ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              17 | GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                               2006            2005            2004          2003          2002
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period             $    1.97       $    1.88       $    1.74     $    1.39     $    1.73
-------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                  .02 1           .02 1           .02 1         .02           .02
Net realized and unrealized gain (loss)                .27             .10             .14           .35          (.34)
                                                 ------------------------------------------------------------------------
Total from investment operations                       .29             .12             .16           .37          (.32)
-------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                  (.03)           (.03)           (.02)         (.02)         (.02)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $    2.23       $    1.97       $    1.88     $    1.74     $    1.39
                                                 ========================================================================

-------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                   14.67%           6.41%           9.20%        26.81%       (18.97)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)         $ 153,481       $ 159,867       $ 179,076     $ 187,147     $ 165,493
-------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                $ 154,927       $ 165,300       $ 179,018     $ 170,217     $ 203,660
-------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 1.16%           1.24%           1.39%         1.17%         0.96%
Total expenses                                        0.68% 4,5       0.68% 6,7       0.66% 6       0.67% 6       0.68% 6
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                 88%             81%             78%           86%           88%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2006       0.68%

5. Voluntary waiver of affiliated funds management fees less than 0.01%.

6. Reduction to custodian expenses less than 0.01%.

7. Voluntary reimbursement of expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                              18 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Growth Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek high total return. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that portfolio's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.


                              19 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

AFFILIATED FUNDS. The Portfolio is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Portfolio invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolio, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                               NET UNREALIZED
                                                                 APPRECIATION
                                                             BASED ON COST OF
                                                               SECURITIES AND
   UNDISTRIBUTED    UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
   NET INVESTMENT       LONG-TERM                   LOSS   FOR FEDERAL INCOME
   INCOME                    GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
   --------------------------------------------------------------------------
   $  1,781,331             $  --          $  65,195,965        $  17,226,080

1. As of December 31, 2006, the Portfolio had $65,195,608 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2006, details of the capital loss carryforwards were as follows:

                            EXPIRING
                            ------------------------
                            2009       $  29,873,708
                            2010          28,419,014
                            2011           6,902,886
                                       -------------
                            Total      $  65,195,608
                                       =============

2. The Portfolio had $357 of post-October foreign currency losses which were deferred.

3. During the fiscal year ended December 31, 2006, the Portfolio utilized $12,049,367 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2005, the Portfolio utilized $8,544,984 of capital loss carryforward to offset capital gains realized in that fiscal year.


                              20 | GROWTH PORTFOLIO

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for December 31, 2006. Net assets of the Portfolio were unaffected by the reclassifications.

        REDUCTION TO                    REDUCTION TO
        ACCUMULATED NET     ACCUMULATED NET REALIZED
        INVESTMENT INCOME        LOSS ON INVESTMENTS
        --------------------------------------------
        $  3,979                            $  3,979

The tax character of distributions paid during the year ended December 31, 2006 and December 31, 2005 was as follows:

                                          YEAR ENDED          YEAR ENDED
                                   DECEMBER 31, 2006   DECEMBER 31, 2005
        ----------------------------------------------------------------
        Distributions paid from:
        Ordinary income                 $  2,060,251        $  2,627,028

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities   $  141,263,688
                                         ==============

        Gross unrealized appreciation    $   18,957,351
        Gross unrealized depreciation        (1,731,271)
                                         --------------
        Net unrealized appreciation      $   17,226,080
                                         ==============

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                              21 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 510 million shares of $.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                            YEAR ENDED DECEMBER 31, 2006   YEAR ENDED DECEMBER 31, 2005
                                                 SHARES           AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------------------------
Sold                                            758,947   $    1,579,099     1,170,139   $    2,210,310
Dividends and/or distributions reinvested     1,025,000        2,060,251     1,420,015        2,627,028
Redeemed                                    (14,418,527)     (29,727,253)  (16,351,175)     (30,659,358)
                                            ------------------------------------------------------------
Net decrease                                (12,634,580)  $  (26,087,903)  (13,761,021)  $  (25,822,020)
                                            ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended December 31, 2006, were as follows:

                                          PURCHASES            SALES
             -------------------------------------------------------
             Investment securities   $  136,062,569   $  162,879,039

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of average net assets as shown in the following table:

             FEE SCHEDULE
             -------------------------------------------------------
             Up to $300 million                               0.625%
             Next $100 million                                0.500
             Over $400 million                                0.450


                              22 | GROWTH PORTFOLIO

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended December 31, 2006, the Portfolio paid $10,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended December 31, 2006, the Manager waived $116 for IMMF management fees.

--------------------------------------------------------------------------------
5. SECURITIES LENDING

The Portfolio lends portfolio securities from time to time in order to earn additional income. In return, the Portfolio receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Portfolio is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Portfolio on the next business day. Cash collateral may be invested in approved investments and the Portfolio bears the risk of any loss in value of these investments. The Portfolio retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Portfolio could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Portfolio continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of December 31, 2006, the Portfolio had on loan securities valued at $4,673,706, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $4,791,924 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio 's tax positions prospectively for potential future impacts.


                              23 | GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS Continued

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
7. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                              24 | GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Growth Portfolio (the "Portfolio"), a series of Panorama Series Fund, Inc., including the statement of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
February 8, 2007


                              25 | GROWTH PORTFOLIO

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2006. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Portfolio during the fiscal year ended December 31, 2006 which are not designated as capital gain distributions should be multiplied by 100% to arrive at the amount eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                              26 | GROWTH PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                              27 | GROWTH PORTFOLIO

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Portfolio's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Portfolio services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Portfolio and the Manager, (iii) the fees and expenses of the Portfolio, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Portfolio grows and whether fee levels reflect these economies of scale for Portfolio investors and (vi) other benefits to the Manager from its relationship with the Portfolio. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Portfolio and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Portfolio with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Portfolio's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Portfolio policies and procedures and adherence to the Portfolio's investment restrictions. The Manager is responsible for providing certain administrative services to the Portfolio as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Portfolio; compiling and maintaining records with respect to the Portfolio's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Portfolio for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Portfolio's shares. The Manager also provides the Portfolio with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Portfolio. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Portfolio. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Nikolaos D. Monoyios and Marc Reinganum and the Manager's Disciplined Strategies Equity investment team and analysts. Mr. Monoyios has been a portfolio manager of the Portfolio since April 1998 and Mr. Reinganum has been a portfolio manager of the Portfolio since October 2003. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Portfolio and other funds advised by the Manager. In light of the


                              28 | GROWTH PORTFOLIO
foregoing, the Board concluded that the Portfolio benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE PORTFOLIO. During the year, the Manager provided information on the investment performance of the Portfolio and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Portfolio's historical performance to relevant market indices and to the performance of all other large-cap core funds underlying variable insurance products. The Board noted that the Portfolio's one-year, three-year, and five-year performance were better than its peer group median. However its ten-year performance was below its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Portfolio's investment adviser, including the costs associated with the personnel and systems necessary to manage the Portfolio, and information regarding the Manager's profitability from its relationship with the Portfolio. The Board reviewed the fees paid to the Manager and the other expenses borne by the Portfolio. The Board also evaluated the comparability of the fees charged and the services provided to the Portfolio to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Portfolio, other large-cap core funds underlying variable insurance products and other funds with comparable asset levels and distribution features. The Board noted that the Portfolio's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Portfolio, whether those economies of scale benefit the Portfolio's shareholders and the current level of Portfolio assets in relation to the Portfolio's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Portfolio grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Portfolio, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolio and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Portfolio and to the independent Directors. Portfolio counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                              29 | GROWTH PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH       PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
THE PORTFOLIOS, LENGTH OF         PORTFOLIOS IN THE PORTFOLIOS, COMPLEX CURRENTLY OVERSEEN
SERVICE, AGE
INDEPENDENT                       THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
DIRECTORS                         80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University (since 2006); Chairman of the following private mortgage
Chairman of the Board of          banking companies: Cherry Creek Mortgage Company (since 1991), Centennial State Mortgage Company
Directors (since 2003),           (since 1994), and The El Paso Mortgage Company (since 1993); Chairman of the following private
Director (since 1999)             companies: Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984); Director
Age: 69                           of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                  Campus Crusade for Christ (since 1991) and The Lynde and Harry Bradley Foundation, Inc.
                                  (non-profit organization) (since 2002); former Chairman of the following: Transland Financial
                                  Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage) (1994-2000)
                                  and Frontier Title (title insurance agency) (1995-2000); former Director of the following:
                                  UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997);
                                  U.S. Senator (January 1979-January 1991). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                   Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds)
Director (since 1996)             (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital,
Age: 75                           Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000)
                                  and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of
                                  A.G. Edwards, Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                  1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                  (investment adviser) (until March 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April
Director (since 2002)             1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April 1999);
Age: 70                           Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April 1999); Mr.
                                  Bowen held several positions with the Manager and with subsidiary or affiliated companies of the
                                  Manager (September 1987-April 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (since June 2000);
Director (since 2002)             Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002); Partner at
Age: 68                           PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse
                                  LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998).
                                  Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy
Director (since 1997)             Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals
Age: 65                           (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization)
                                  (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996)
                                  and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                  Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services,
                                  Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held
Director (since 1996)             several positions with the Manager and with subsidiary or affiliated companies of the Manager
Age: 66                           (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization) (since February
Director (since 2002)             2000); Director of The California Endowment (philanthropic organization) (since April 2002);
Age: 60                           Director of Community Hospital of Monterey Peninsula (since February 2002); Vice Chair of American
                                  Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO
                                  Investment Management Company (February 1991-April 2000); Member of the investment committees of
                                  The Rockefeller Foundation and The University of Michigan; Advisor at Credit Suisse First Boston's
                                  Sprout venture capital unit (venture capital fund)


                              30 | GROWTH PORTFOLIO

BEVERLY L. HAMILTON,              (1994-January 2005); Trustee of MassMutual Institutional Funds (investment company) (1996-June
Continued                         2004); Trustee of MML Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland)
                                  pension fund (2000-2003). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones International University (educational organization) (since August 2005);
Director (since 2002)             Chairman, Chief Executive Officer and Director of Steele Street State Bank (commercial banking)
Age: 62                           (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of
                                  U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July
                                  1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust)
                                  (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S.
                                  Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 37 portfolios in the
                                  OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment company)
Director (since 2002)             (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee (since
Age: 64                           1987) and Chairman (1994-2005) of the Investment Committee of the Worcester Polytech Institute
                                  (private university); President and Treasurer of the SIS Funds (private charitable fund) (since
                                  January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank) (commercial bank)
                                  (January 1999-July 1999); and Executive Vice President of Peoples Heritage Financial Group, Inc.
                                  (commercial bank) (January 1999-July 1999). Oversees 39 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR               THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                       YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED DIRECTOR DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director (since June 2001) and President (since September
President and Principal           2000) of the Manager; President and director or trustee of other Oppenheimer funds; President and
Executive Officer (since          Director of OAC and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
2001) and                         Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
Director (since 2002)             Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
Age: 57                           Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since
                                  November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real
                                  Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment
                                  Company Institute's Board of Governors (since October 3, 2003); Chief Operating Officer of the
                                  Manager (September 2000-June 2001); President and Trustee of MML Series Investment Fund and
                                  MassMutual Select Funds (open-end investment companies) (November 1999-November 2001); Director of
                                  C.M. Life Insurance Company (September 1999-August 2000); President, Chief Executive Officer and
                                  Director of MML Bay State Life Insurance Company (September 1999-August 2000); Director of Emerald
                                  Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June
                                  1989-June 1998). Oversees 96 portfolios in the OppenheimerFunds complex.


                              31 | GROWTH PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                 THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. MONOYIOS, REINGANUM,
THE PORTFOLIO                     ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW
                                  YORK 10281-1008, FOR MESSRS VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON
                                  WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

NIKOLAOS D. MONOYIOS,             Senior Vice President of the Manager (since October 2003); a Certified Financial Analyst.
Vice President and Portfolio      Formerly Vice President of the Manager (April 1998-September 2003). An officer of 6 portfolios in
Manager (since 1998)              the OppenheimerFunds complex.
Age: 57

DR. MARC REINGANUM,               Vice President of the Manager (since September 2002); a Director of Quantitative Research and
Vice President and Portfolio      Portfolio Strategist for Equities; the Mary Jo Vaughn Rauscher Chair in Financial Investments at
Manager (since 2003)              Southern Methodist University (since 1995). At Southern Methodist University he also served as
Age: 52                           the Director of the Finance Institute, Chairman of the Finance Department, President of the
                                  Faculty at the Cox School of Business and member of the Board of Trustee Investment Committee. An officer of 3 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief          President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer                Shareholder Services, Inc. (since June 1983); Vice President and Director of Internal Audit of
(since 2004)                      the Manager (1997-February 2004). An officer of 96 portfolios in the OppenheimerFunds complex.
Age: 56

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
Officer (since 1999)              Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                           OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (since June
                                  2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                  Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                                  Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                  Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 96 portfolios in the
                                  OppenheimerFunds complex.

BRIAN S. PETERSEN,                Assistant Vice President of the Manager (since August 2002); Manager/Financial Product Accounting
Assistant Treasurer               of the Manager (November 1998-July 2002). An officer of 96 portfolios in the OppenheimerFunds
(since 2004)                      complex.
Age: 36

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 36                           Services, Inc. (September 2000-May 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary      Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
(since 2001)                      of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
Age: 58                           General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                  General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                  Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                  General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services,
                                  Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private
                                  Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                                  Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                  Asset Management,


                              32 | GROWTH PORTFOLIO

ROBERT G. ZACK,                   Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003);
Continued                         Senior Vice President (May 1985-December 2003), Acting General Counsel (November 2001-February
                                  2002) and Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary
                                  of the following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                  Services, Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd. (September
                                  1997-November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 96 portfolios in the
                                  OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2004)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 96 portfolios in the
Age: 43                           OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                              33 | GROWTH PORTFOLIO



TOTAL RETURN PORTFOLIO

PORTFOLIO PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

Total Return Portfolio enjoyed positive returns for the fiscal year ended December 31, 2006, but underperformed its primary benchmark, the S&P 500 Index. In the equity component, we enjoyed positive variance, or outperformance, in four of the 10 industry sectors in which we invest as represented by the S&P 500 Index. Successful stock selection within areas such as telecom and consumer staples enabled us to generate alpha (excess returns) against the benchmark despite our generally neutral, or nearly identical sector weightings vis-a-vis the Index. For example, while the benchmark's telecommunications holdings were up roughly 34% for the year, the Portfolio's telecom allocation was up 46% for the same period. We enjoyed very strong performance from names like AT&T, Inc., which gained nearly 53% for the period, and Verizon Communications, Inc., which posted a 32% gain for the year. Our decision to hold a greater allocation to these names compared to the Index helped add value. We have since sold our position in Verizon.

      Similarly, our selection of consumer staples stocks allowed us to generate a solid lead over the benchmark. Names like The Kroger Co., the national grocery store chain, posted a total return of approximately 30% for the year and significantly added to our relative performance. We bought into this stock at attractive valuations when the name fell out of favor due to perceived competitive pressures. Yet, the company's strong management team and its successful efforts to diversify its offerings helped the stock rally and outperform the overall market by a substantial margin.

      Another strong performer for the Portfolio was Hewlett-Packard Co. Despite some negative press surrounding internal corporate events, the stock's value, surprisingly, remained largely unaffected, and posted a roughly 45% return for the period. Our decision to hold this name in abundance based on its fundamentals proved to be a profitable move for us this year. In other areas, we added alpha through names like Phelps Dodge Corp., the world's second-largest copper producer, whose stock surged 61% on the news of a buyout offer from a competitor.

      Otherwise, we experienced neutral, or similar, performance, in five of the 10 sectors in which we invest, and negative variance (underperformance) in only one sector, consumer discretionary stocks. Most of the shortfall we suffered there emanated from our exposure to homebuilding-related stocks, which were hurt by a general slowdown in new housing starts throughout the year. Names like KB Home and Lennar Corp. lagged the overall market and detracted from our returns.

      In the Portfolio's fixed-income component, multiple factors helped drive satisfactory, positive returns, the most significant being our positioning within the corporate bond sector. Additionally, our active management of the bond component's duration, or interest-rate sensitivity added value, as did our overweight allocation to "spread," or non-Treasury securities, such as mortgage-backed securities ("MBS") and commerical MBS.

      The most significant contributor to performance throughout the fiscal year under review was our active management of the Portfolio's allocation to corporate bonds, or the credit sector. We began the year modestly overweight credit, and after two very strong months of outperformance by the sector, pared this down to a meaningful underweight by selling off many of our longer-maturity (30-year) bonds. This substantially added to returns, not only since we reaped sizable gains in trimming our position, but also since March and April proved to be very difficult months for the credit market, particularly long-maturity credits. As such, we effectively missed a good portion of the losses the sector suffered during that brief period and gained relative performance.

      In May, conditions began to show signs of improvement, and we took what we saw as an ideal opportunity to restore our position in credit at attractive valuations. We held a generally neutral exposure to credit for the remainder of the year. Within that exposure, we focused on bonds rated BBB (lower quality), with maturities of 5-years and under, where we perceived favorable yield at relatively less risk of volatility. At the same time, our decision to heavily overweight our exposure to financial-services credit, specifically longer-maturity, banking-related bonds, pushed Portfolio returns higher, as this was the best-performing sector within the corporate bond market this year. Finally, our decision to significantly increase our high-yield bond exposure solidly added to both absolute and relative returns for the period, since high-yield bonds were the best-performing segment of the fixed-income markets this year. At the same time, our decision to overweight domestic auto-related high-yield credits, namely Ford Motor Credit Co. and General Motors Corp. (GM), substantially added to our returns, as these names delivered significant outperformance within a sector that generally outperformed the market. Another significant contributor to performance throughout the fiscal year was our active


                           5 | TOTAL RETURN PORTFOLIO

PORTFOLIO PERFORMANCE DISCUSSION  Continued
--------------------------------------------------------------------------------

management of the Portfolio's duration, or interest-rate sensitivity. We began the fiscal year with less interest-rate exposure than the market, based on our belief that at that time, the Federal Reserve was not finished raising short-term rates and, that the U.S. economy was healthier than some market participants believed. When rates increased rather markedly over the first half of the year, this stance helped our performance substantially against our benchmarks.

      As we entered the second half of the period, we saw yields reaching levels that we deemed more consistent with economic fundamentals. As such, we began trending our short duration position a bit closer to a neutral stance. In August, when the market began to react to various data hinting at economic softening, yields fell rather quickly. We again viewed this as more pessimistic than warranted given the state of the economy, and as such, we reverted back to a short-duration position on interest rates for the remainder of the year. For the period, the adjustments we made to our interest-rate sensitivity generally aided the Portfolio's total return and, moving forward, we believe the Portfolio is well-positioned for the conditions we anticipate.

      Our MBS exposure throughout the year served us well, boosting performance in a number of ways. First, MBS in general enjoyed a very strong year, outperforming like-duration Treasuries by a substantial margin, and as such, our decision to opportunistically overweight the sector throughout the year added to our returns. MBS benefited over the course of the year, as did most other spread sectors, from tightening spreads versus Treasuries. The muted interest rate movements in the past also reduced the costs associated with managing the interest-rate exposure of MBS, therefore investors were able to realize much of the spread advantage MBS offer versus Treasuries. In addition, this sector also derived support from the market's lower expectations for future interest-rate volatility.

      What's more, the MBS market behaved similarly to the corporate bond market this year, in that longer maturity MBS (30-year maturity)--which are seen as holding more spread and volatility risk--outperformed shorter-maturity MBS. Therefore, our decision to maintain an overweight allocation over the past year to 30-year maturity MBS definitively added to our returns. Finally, our underweighted allocation to GNMA, or Ginnie Maes, which performed very poorly relative to other areas of the MBS market, helped us.

      Despite the positive results we derived from the bulk of our mortgage allocation, the one detractor to performance this year came from our emphasis on higher-coupon MBS. While some of these securities performed reasonably well for us, lower-coupon MBS, which held more risk, enjoyed greater return relative to equal duration Treasuries than did higher coupon issues, therefore our overweight to the high coupon sector of the MBS market had a slight negative impact on Portfolio returns.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment the Portfolio held until December 31, 2006. Performance is measured over a ten-fiscal-year period. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.

      The Portfolio's performance is compared to the performance of the S&P 500 Index, an unmanaged index of equity securities that is a measure of the general domestic stock market and to the Merrill Lynch Corporate and Government Master Index, a broad-based index of debt securities. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the indices.


                           6 | TOTAL RETURN PORTFOLIO

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

      Panorama Series Fund, Inc.--Total Return Portfolio

      S&P 500 Index

      Merrill Lynch Corporate and Government Master Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                               Merrill Lynch
                      Panorama Series                            Corporate
                     Fund, Inc.--Total         S&P 500         and Government
                     Return Portfolio           Index           Master Index
                     -----------------        ---------        --------------
     12/31/1996           $10,000              $10,000            $10,000
     03/31/1997           $ 9,980              $10,269            $ 9,921
     06/30/1997           $10,930              $12,060            $10,279
     09/30/1997           $11,821              $12,963            $10,640
     12/31/1997           $11,881              $13,335            $10,978
     03/31/1998           $12,554              $15,194            $11,152
     06/30/1998           $12,554              $15,698            $11,443
     09/30/1998           $11,726              $14,140            $11,997
     12/31/1998           $13,175              $17,149            $12,024
     03/31/1999           $12,973              $18,003            $11,880
     06/30/1999           $13,343              $19,269            $11,754
     09/30/1999           $12,454              $18,069            $11,819
     12/31/1999           $12,973              $20,756            $11,777
     03/31/2000           $13,083              $21,231            $12,100
     06/30/2000           $13,170              $20,667            $12,263
     09/30/2000           $13,170              $20,467            $12,613
     12/31/2000           $12,647              $18,867            $13,184
     03/31/2001           $11,678              $16,631            $13,596
     06/30/2001           $12,225              $17,604            $13,622
     09/30/2001           $11,039              $15,021            $14,300
     12/31/2001           $11,769              $16,626            $14,294
     03/31/2002           $11,669              $16,672            $14,208
     06/30/2002           $10,728              $14,440            $14,742
     09/30/2002           $ 9,504              $11,946            $15,609
     12/31/2002           $10,069              $12,953            $15,859
     03/31/2003           $ 9,852              $12,545            $16,110
     06/30/2003           $10,925              $14,475            $16,656
     09/30/2003           $11,218              $14,858            $16,577
     12/31/2003           $12,193              $16,666            $16,579
     03/31/2004           $12,550              $16,948            $17,081
     06/30/2004           $12,550              $17,240            $16,552
     09/30/2004           $12,550              $16,917            $17,130
     12/31/2004           $13,347              $18,478            $17,267
     03/31/2005           $13,066              $18,082            $17,167
     06/30/2005           $13,474              $18,329            $17,763
     09/30/2005           $13,679              $18,989            $17,597
     12/31/2005           $13,985              $19,385            $17,702
     03/31/2006           $14,363              $20,200            $17,533
     06/30/2006           $14,153              $19,909            $17,505
     09/30/2006           $14,887              $21,036            $18,188
     12/31/2006           $15,621              $22,444            $18,379

AVERAGE ANNUAL TOTAL RETURNS OF THE PORTFOLIO AT 12/31/06

1-Year  11.70%   5-Year  5.83%   10-Year  4.56%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, CALL US AT 1.800.981.2871. THE PORTFOLIO'S TOTAL RETURNS SHOULD NOT BE EXPECTED TO BE THE SAME AS THE RETURNS OF OTHER FUNDS, WHETHER OR NOT BOTH FUNDS HAVE THE SAME PORTFOLIO MANAGERS AND/OR SIMILAR NAMES. THE PORTFOLIO'S TOTAL RETURNS DO NOT INCLUDE THE CHARGES ASSOCIATED WITH THE SEPARATE ACCOUNT PRODUCTS THAT OFFER THIS PORTFOLIO. SUCH PERFORMANCE WOULD HAVE BEEN LOWER IF SUCH CHARGES WERE TAKEN INTO ACCOUNT.


                           7 | TOTAL RETURN PORTFOLIO

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Portfolio, you incur two types of costs:
(1) transaction costs, which may include redemption fees, if any; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any charges associated with the separate accounts that offer this Portfolio. Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these separate account charges were included, your costs would have been higher.

--------------------------------------------------------------------------------
                            BEGINNING        ENDING           EXPENSES
                            ACCOUNT          ACCOUNT          PAID DURING
                            VALUE            VALUE            6 MONTHS ENDED
                            (7/1/06)         (12/31/06)       DECEMBER 31, 2006
--------------------------------------------------------------------------------
Actual                      $1,000.00        $1,103.70        $3.40
--------------------------------------------------------------------------------
Hypothetical                 1,000.00         1,021.98         3.27

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratio, excluding affiliated fund indirect expenses, based on the 6-month period ended December 31, 2006 is as follows:

EXPENSE RATIO
-------------
    0.64%

The expense ratio reflects voluntary waivers or reimbursements of expenses by the Portfolio's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Portfolio's financial statements, included in this report, also show the gross expense ratio, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                           8 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  December 31, 2006
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--60.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--5.6%
--------------------------------------------------------------------------------
AUTOMOBILES--0.2%
General Motors Corp.                                  15,900     $      488,448
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.2%
McDonald's Corp.                                      66,800          2,961,244
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.5%
Leggett & Platt, Inc.                                 34,600            826,940
--------------------------------------------------------------------------------
Stanley Works (The)                                    6,400            321,856
                                                                 ---------------
                                                                      1,148,796

--------------------------------------------------------------------------------
MEDIA--0.9%
Comcast Corp., Cl. A 1                                15,300            647,649
--------------------------------------------------------------------------------
DirecTV Group, Inc. (The) 1                           17,400            433,956
--------------------------------------------------------------------------------
News Corp., Inc., Cl. A                               55,100          1,183,548
                                                                 ---------------
                                                                      2,265,153

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.1%
J.C. Penney Co., Inc. (Holding Co.)                   34,300          2,653,448
--------------------------------------------------------------------------------
SPECIALTY RETAIL--1.7%
Circuit City Stores, Inc./Circuit
City Group                                            22,600            428,948
--------------------------------------------------------------------------------
Gap, Inc. (The)                                       28,800            561,600
--------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                 104,300          2,974,636
                                                                 ---------------
                                                                      3,965,184

--------------------------------------------------------------------------------
CONSUMER STAPLES--4.6%
--------------------------------------------------------------------------------
BEVERAGES--1.8%
Coca-Cola Co. (The)                                   14,500            699,625
--------------------------------------------------------------------------------
PepsiCo, Inc.                                         56,800          3,552,840
                                                                 ---------------
                                                                      4,252,465

--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.3%
Kroger Co. (The)                                      55,600          1,282,692
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                 38,100          1,759,458
                                                                 ---------------
                                                                      3,042,150

--------------------------------------------------------------------------------
FOOD PRODUCTS--0.0%
Archer-Daniels-Midland Co.                             1,800             57,528
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.5%
Clorox Co. (The)                                      17,200          1,103,380
--------------------------------------------------------------------------------
TOBACCO--1.0%
UST, Inc.                                             42,600          2,479,320
--------------------------------------------------------------------------------
ENERGY--4.2%
--------------------------------------------------------------------------------
OIL & GAS--4.2%
Apache Corp.                                           7,900            525,429
--------------------------------------------------------------------------------
Chevron Corp.                                         11,500            845,595
--------------------------------------------------------------------------------
ConocoPhillips                                        16,000          1,151,200
--------------------------------------------------------------------------------
Exxon Mobil Corp.                                     32,400          2,482,812
--------------------------------------------------------------------------------
Marathon Oil Corp.                                    24,300          2,247,750

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Valero Energy Corp.                                   54,200     $    2,772,872
                                                                 ---------------
                                                                     10,025,658

--------------------------------------------------------------------------------
FINANCIALS--15.9%
--------------------------------------------------------------------------------
CAPITAL MARKETS--4.0%
E*TRADE Financial Corp. 1                            131,400          2,945,988
--------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                        2,600            518,310
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                        45,100          3,523,212
--------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                             15,900          1,480,290
--------------------------------------------------------------------------------
Schwab (Charles) Corp.                                22,400            433,216
--------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                             17,100            748,467
                                                                 ---------------
                                                                      9,649,483

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
National City Corp.                                   26,900            983,464
--------------------------------------------------------------------------------
Wachovia Corp.                                        86,800          4,943,260
                                                                 ---------------
                                                                      5,926,724

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.8%
Capital One Financial Corp.                           25,500          1,958,910
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.9%
Bank of America Corp.                                103,300          5,515,187
--------------------------------------------------------------------------------
Citigroup, Inc.                                       72,800          4,054,960
--------------------------------------------------------------------------------
JPMorgan Chase & Co.                                  97,400          4,704,420
                                                                 ---------------
                                                                     14,274,567

--------------------------------------------------------------------------------
INSURANCE--2.7%
American International Group, Inc.                    13,800            988,908
--------------------------------------------------------------------------------
Chubb Corp.                                           63,300          3,349,203
--------------------------------------------------------------------------------
MetLife, Inc.                                          8,900            525,189
--------------------------------------------------------------------------------
Safeco Corp.                                          25,300          1,582,515
                                                                 ---------------
                                                                      6,445,815

--------------------------------------------------------------------------------
HEALTH CARE--6.0%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.5%
Aetna, Inc.                                           13,600            587,248
--------------------------------------------------------------------------------
AmerisourceBergen Corp.                               65,600          2,949,376
--------------------------------------------------------------------------------
Cardinal Health, Inc.                                 26,000          1,675,180
--------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                          29,800          1,491,490
--------------------------------------------------------------------------------
Express Scripts, Inc. 1                               16,000          1,145,600
--------------------------------------------------------------------------------
Humana, Inc. 1                                        26,000          1,438,060
--------------------------------------------------------------------------------
McKesson Corp.                                        64,200          3,254,940
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                              11,400            612,522
                                                                 ---------------
                                                                     13,154,416

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.5%
King Pharmaceuticals, Inc. 1                          31,600            503,072
--------------------------------------------------------------------------------
Merck & Co., Inc.                                     19,700            858,920
                                                                 ---------------
                                                                      1,361,992


                           9 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--8.2%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--2.3%
Boeing Co.                                             4,200     $      373,128
--------------------------------------------------------------------------------
Honeywell International, Inc.                         30,100          1,361,724
--------------------------------------------------------------------------------
Lockheed Martin Corp.                                    800             73,656
--------------------------------------------------------------------------------
Northrop Grumman Corp.                                49,800          3,371,460
--------------------------------------------------------------------------------
United Technologies Corp.                              6,100            381,372
                                                                 ---------------
                                                                      5,561,340

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Avery-Dennison Corp.                                  14,300            971,399
--------------------------------------------------------------------------------
Donnelley (R.R.) & Sons Co.                           29,800          1,059,092
--------------------------------------------------------------------------------
Waste Management, Inc.                                84,400          3,103,388
                                                                 ---------------
                                                                      5,133,879

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.5%
General Electric Co.                                  80,400          2,991,684
--------------------------------------------------------------------------------
Textron, Inc.                                          5,000            468,850
                                                                 ---------------
                                                                      3,460,534

--------------------------------------------------------------------------------
MACHINERY--1.0%
Dover Corp.                                           13,100            642,162
--------------------------------------------------------------------------------
Illinois Tool Works, Inc.                             40,100          1,852,219
                                                                 ---------------
                                                                      2,494,381

--------------------------------------------------------------------------------
ROAD & RAIL--1.3%
Norfolk Southern Corp.                                61,800          3,107,922
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--6.5%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.2%
Cisco Systems, Inc. 1                                 15,700            429,081
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.0%
Apple Computer, Inc. 1                                14,800          1,255,632
--------------------------------------------------------------------------------
Dell, Inc. 1                                         120,600          3,025,854
--------------------------------------------------------------------------------
Hewlett-Packard Co.                                  130,000          5,354,700
                                                                 ---------------
                                                                      9,636,186

--------------------------------------------------------------------------------
IT SERVICES--0.2%
Computer Sciences Corp. 1                              9,300            496,341
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.6%
Altera Corp. 1                                        18,900            371,952
--------------------------------------------------------------------------------
Intel Corp.                                           51,000          1,032,750
                                                                 ---------------
                                                                      1,404,702

--------------------------------------------------------------------------------
SOFTWARE--1.5%
BMC Software, Inc. 1                                  83,700          2,695,140
--------------------------------------------------------------------------------
Microsoft Corp.                                       32,200            961,492
                                                                 ---------------
                                                                      3,656,632

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
MATERIALS--3.1%
--------------------------------------------------------------------------------
CHEMICALS--1.1%
Dow Chemical Co. (The)                                54,600     $    2,180,724
--------------------------------------------------------------------------------
Rohm & Haas Co.                                       10,300            526,536
                                                                 ---------------
                                                                      2,707,260

--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.7%
Ball Corp.                                            40,600          1,770,160
--------------------------------------------------------------------------------
METALS & MINING--1.3%
Alcoa, Inc.                                           69,500          2,085,695
--------------------------------------------------------------------------------
Phelps Dodge Corp.                                     7,900            945,788
                                                                 ---------------
                                                                      3,031,483

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--4.2%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.7%
AT&T, Inc.                                           167,142          5,975,327
--------------------------------------------------------------------------------
BellSouth Corp.                                       33,600          1,582,896
--------------------------------------------------------------------------------
Citizens Communications Co.                           86,900          1,248,753
                                                                 ---------------
                                                                      8,806,976

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Nextel Corp.                                   61,500          1,161,735
--------------------------------------------------------------------------------
UTILITIES--2.2%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
FirstEnergy Corp.                                     50,000          3,015,000
--------------------------------------------------------------------------------
ENERGY TRADERS--0.9%
TXU Corp.                                             39,700          2,152,137
                                                                 ---------------
Total Common Stocks (Cost $131,185,411)                             145,240,430

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--3.8%
--------------------------------------------------------------------------------
Ace Securities Corp. Home Equity
Loan Trust, Asset-Backed
Pass-Through Certificates, Series
2005-HE7, Cl. A2B, 5.53%, 11/25/35 2             $   230,000            230,225
--------------------------------------------------------------------------------
Argent Securities Trust 2004-W8,
Asset-Backed Pass-Through
Certificates, Series 2004-W8,
Cl. A2, 5.83%, 5/25/34 2                             770,000            772,747
--------------------------------------------------------------------------------
Argent Securities Trust 2006-W5,
Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl.
A2B, 5.45%, 5/26/36 2                                310,000            310,237
--------------------------------------------------------------------------------
Capital Auto Receivables Asset
Trust 2004-2, Automobile
Asset-Backed Securities, Series
2004-2, Cl. A3, 3.58%, 1/15/09                       530,000            524,270
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust
2005-D, Asset-Backed Certificates,
Series 2005-D, Cl. AV2, 5.62%,
10/25/35 2                                           440,000            440,443


                           10 | TOTAL RETURN PORTFOLIO

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Centex Home Equity Loan Trust
2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.45%,
5/16/36 2                                        $   380,000     $      380,294
--------------------------------------------------------------------------------
Citibank Credit Card Issuance Trust,
Credit Card Receivable Nts., Series
2003-C4, Cl. C4, 5%, 6/10/15                          70,000             68,117
--------------------------------------------------------------------------------
Consumer Credit Reference Index
Securities Program, Credit Card
Asset-Backed Certificates, Series
2002-B, Cl. FX, 10.421%, 3/22/07 3                   500,000            503,779
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2002-4, Asset-Backed
Certificates, Series 2002-4, Cl. A1,
5.72%, 2/25/33 2                                       8,112              8,122
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl.
2AF2, 5.382%, 5/25/36 2                              160,000            159,470
--------------------------------------------------------------------------------
CWABS Asset-Backed Certificates
Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.55%,
5/25/36 2                                            179,642            179,845
Series 2005-17, Cl. 1AF2, 5.363%,
5/25/36 2                                            110,000            109,607
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10,
Cl. A3, 5.56%, 11/25/35 2                            660,000            660,654
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3,
5.41%, 7/25/36 2                                     290,000            290,185
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl.
2A1, 5.40%, 5/15/36 2                                168,459            168,576
--------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust
2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl.
2A2, 5.43%, 7/7/36 2                                 150,000            150,096
--------------------------------------------------------------------------------
Ford Credit Auto Owner Trust,
Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3,
3.48%, 11/17/08                                      206,621            205,463
--------------------------------------------------------------------------------
Household Home Equity Loan Trust,
Home Equity Loan Pass-Through
Certificates, Series 2005-3, Cl. A1,
5.61%, 1/20/35 2                                     213,074            213,419

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Lehman XS Trust, Mtg.
Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%,
1/25/36                                          $   229,279     $      227,505
Series 2005-2, Cl. 2A1B, 5.18%,
8/25/35 2                                            261,847            261,274
--------------------------------------------------------------------------------
Litigation Settlement Monetized
Fee Trust, Asset-Backed Certificates,
Series 2001-1A, Cl. A1, 8.33%,
4/25/31 4                                            979,671          1,000,058
--------------------------------------------------------------------------------
MBNA Credit Card Master Note
Trust, Credit Card Receivables,
Series 2003-C7, Cl. C7, 6.70%,
3/15/16 2                                            690,000            732,311
--------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Mtg.
Pass-Through Certificates, Series
2005-WMC6, Cl. A2B, 5.61%,
7/25/35 2                                            190,000            190,366
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust 2004-5, Mtg.
Pass-Through Certificates, Series
2004-5, Cl. AF2, 3.735%, 11/10/34 2                    9,508              9,480
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust 2005-1, Mtg.
Pass-Through Certificates, Series
2005-1, Cl. AF2, 3.914%, 5/25/35 2                    30,999             30,893
--------------------------------------------------------------------------------
Popular ABS Mortgage
Pass-Through Trust 2005-2, Mtg.
Pass-Through Certificates, Series
2005-2, Cl. AF2, 4.415%, 4/25/35 2                   170,000            168,399
--------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl.
AI32, 4.45%, 7/25/28                                 240,035            238,362
--------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1,
5.43%, 7/25/36 2                                     157,609            157,721
--------------------------------------------------------------------------------
Structured Asset Investment Loan
Trust, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1,
5.41%, 4/25/36 2                                     156,025            156,133
--------------------------------------------------------------------------------
Structured Asset Securities Corp.,
Mtg. Pass-Through Certificates:
Series 2003-25XS, Cl. A4, 4.51%,
8/25/33                                               12,375             12,298
Series 2005-4XS, Cl. 3A1, 5.18%,
3/26/35                                              334,477            333,662


                           11 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
--------------------------------------------------------------------------------
Wells Fargo Home Equity
Asset-Backed Securities 2006-2
Trust, Home Equity Asset-Backed
Certificates, Series 2006-2, Cl. A2,
5.59%, 7/25/36 2                                 $   300,000     $      300,192
                                                                 ---------------
Total Asset-Backed Securities
(Cost $9,182,129)                                                     9,194,203

--------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--25.8%
--------------------------------------------------------------------------------
GOVERNMENT AGENCY--22.3%
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--22.1%
Federal Home Loan Mortgage Corp.:
4.50%, 10/1/18-5/1/19                              1,902,329          1,837,297
5%, 8/1/33                                         1,098,621          1,062,257
5%, 1/1/37 5                                          29,000             27,985
6.50%, 4/1/18-4/1/34                                 342,925            351,294
7%, 5/1/30-1/1/34                                  2,100,236          2,160,303
8%, 4/1/16                                           155,873            164,917
9%, 8/1/22-5/1/25                                     48,484             51,935
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass
Pass-Through Certificates:
Series 2006-11, Cl. PS, 5.06%,
3/25/36 2                                            176,207            175,003
Series 2043, Cl. ZP, 6.50%, 4/15/28                  301,996            308,707
Series 2055, Cl. ZM, 6.50%, 5/15/28                  197,639            200,752
Series 2080, Cl. Z, 6.50%, 8/15/28                   128,529            130,606
Series 2387, Cl. PD, 6%, 4/15/30                      69,986             70,041
Series 2461, Cl. PZ, 6.50%, 6/15/32                  305,227            318,027
Series 2500, Cl. FD, 5.85%, 3/15/32 2                 61,130             61,751
Series 2526, Cl. FE, 5.75%, 6/15/29 2                 91,356             92,364
Series 2551, Cl. FD, 5.75%, 1/15/33 2                 70,941             71,624
Series 3025, Cl. SJ, 5.133%, 8/15/35 2                35,699             35,891
Series 3153, Cl. FJ, 5.73%, 5/15/36 2                177,453            178,202
Series 2080, Cl. C, 6.50%, 8/15/28                   185,233            189,212
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 176, Cl. IO, 12.035%, 6/1/26 6                137,464             29,349
Series 183, Cl. IO, 8.654%, 4/1/27 6                 208,347             45,986
Series 184, Cl. IO, 14.255%, 12/1/26 6               225,649             47,914
Series 192, Cl. IO, 11.884%, 2/1/28 6                 58,147             12,872
Series 200, Cl. IO, 10.64%, 1/1/29 6                  69,375             14,752
Series 2003-118, Cl. S, 7.949%,
12/25/33 6                                           869,884            107,551
Series 2005-87, Cl. SG, 9.386%,
10/25/35 6                                         1,368,936             74,936
Series 2130, Cl. SC, (4.254)%, 3/15/29 6             161,333             11,441
Series 2796, Cl. SD, (0.478)%, 7/15/26 6             237,231             17,188

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage
Corp., Interest-Only Stripped
Mtg.-Backed Security: Continued
Series 2920, Cl. S, (4.226)%, 1/15/35 6          $ 1,009,924     $       47,066
Series 3000, Cl. SE, (4.716)%, 7/15/25 6           1,170,179             41,178
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,
Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.703%,
6/1/26 7                                              56,280             45,908
--------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/1/18-12/1/20                              2,660,302          2,573,435
5%, 12/1/17-3/1/34                                 5,453,421          5,347,517
5%, 1/1/22-1/1/37 5                                6,561,000          6,365,548
5.50%, 3/1/33-1/1/34                               2,698,692          2,672,025
5.50%, 1/1/22-1/1/37 5                             3,505,000          3,482,477
6%, 5/1/29-11/1/33                                 2,318,064          2,341,165
6%, 1/1/22-3/1/33 5                                5,584,067          5,648,823
6.50%, 5/1/17-11/1/31                              3,345,454          3,433,542
7%, 11/1/17-10/1/35                                  740,618            763,091
7.50%, 5/1/07-3/1/33                               1,212,576          1,265,404
8.50%, 7/1/32                                         10,608             11,423
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Grantor Trust, CMO, Trust 2002-T1,
Cl. A2, 7%, 11/25/31                                 355,182            365,459
--------------------------------------------------------------------------------
Federal National Mortgage Assn.,
CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through
Certificates:
Trust 1998-61, Cl. PL, 6%, 11/25/28                  175,174            177,424
Trust 1992-15, Cl. KZ, 7%, 2/25/22                   285,991            288,580
Trust 1993-87, Cl. Z, 6.50%, 6/25/23                 350,278            360,006
Trust 2001-50, Cl. NE, 6%, 8/25/30                    37,519             37,507
Trust 2001-51, Cl. OD, 6.50%, 10/25/31               468,839            479,152
Trust 2001-70, Cl. LR, 6%, 9/25/30                    70,129             70,143
Trust 2001-72, Cl. NH, 6%, 4/25/30                    14,336             14,363
Trust 2001-74, Cl. PD, 6%, 5/25/30                     9,434              9,412
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                165,122            169,862
Trust 2002-56, Cl. KW, 6%, 4/25/23                   550,000            554,841
Trust 2002-77, Cl. WF, 5.75%, 12/18/32 2             103,946            104,736
Trust 2002-9, Cl. PC, 6%, 3/25/17                    391,712            397,041
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                662,000            652,007
Trust 2004-101, Cl. BG, 5%, 1/25/20                  452,000            440,886
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25              270,000            260,118
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                250,000            245,334
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                970,000            965,684
Trust 2006-44, Cl. OA, 5.50%, 12/25/26               740,000            741,862
Trust 2006-46, Cl. SW, 4.583%, 6/25/36 2             135,701            132,033
Trust 2006-50, Cl. KS, 4.583%, 6/25/36 2             155,968            150,791
Trust 2006-50, Cl. SA, 4.583%, 6/25/36 2              72,924             70,538
Trust 2006-50, Cl. SK, 4.583%, 6/25/36 2             567,638            548,584
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                995,595            996,956
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                444,000            432,894


                           12 | TOTAL RETURN PORTFOLIO

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Interest-Only Stripped Mtg.-Backed
Security:
Trust 1993-223, Cl. PM, (1.24)%,
10/25/23 6                                       $   160,298     $       12,599
Trust 2001-65, Cl. S, 7.004%,
11/25/31 6                                           522,569             50,171
Trust 2001-81, Cl. S, (0.046)%,
1/25/32 6                                            123,507             11,598
Trust 2002-47, Cl. NS, (1.251)%,
4/25/32 6                                            285,312             26,995
Trust 2002-51, Cl. S, (1.134)%,
8/25/32 6                                            261,985             24,769
Trust 2002-52, Cl. SD, (2.64)%,
9/25/32 6                                            311,133             25,309
Trust 2002-77, Cl. SH, 0.153%,
12/18/32 6                                           149,166             13,763
Trust 2002-84, Cl. SA, 6.972%,
12/25/32 6                                           453,045             46,608
Trust 2003-33, Cl. SP, 9.233%,
5/25/33 6                                            483,513             60,561
Trust 2003-4, Cl. S, 6.753%, 2/25/33 6               294,619             30,942
Trust 2004-54, Cl. DS, (6.639)%,
11/25/30 6                                           245,570             14,710
Trust 2005-19, Cl. SA, (3.159)%,
3/25/35 6                                          2,576,643            131,613
Trust 2005-40, Cl. SA, (3.22)%,
5/25/35 6                                            580,316             28,402
Trust 2005-6, Cl. SE, (3.646)%,
2/25/35 6                                            724,144             36,902
Trust 2005-71, Cl. SA, 3.302%,
8/25/25 6                                            733,187             42,652
Trust 2006-119, Cl. MS, 8.197%,
12/25/36 6                                           812,063             44,694
Trust 2006-33, Cl. SP, 11.645%,
5/25/36 6                                          1,413,315            123,338
Trust 222, Cl. 2, 12.203%, 6/1/23 6                  459,266             97,515
Trust 240, Cl. 2, 14.655%, 9/1/23 6                  535,389            120,113
Trust 252, Cl. 2, 9.293%, 11/1/23 6                  354,672             81,677
Trust 273, Cl. 2, 11.97%, 8/1/26 6                   101,259             21,581
Trust 319, Cl. 2, 9.949%, 2/1/32 6                   104,393             24,015
Trust 321, Cl. 2, 4.965%, 4/1/32 6                 1,189,354            273,475
Trust 322, Cl. 2, 12.469%, 4/1/32 6                  419,682             93,814
Trust 329, Cl. 2, 8.358%, 1/1/33 6                   468,927            108,884
Trust 331, Cl. 9, 8.274%, 2/1/33 6                   297,461             72,538
Trust 334, Cl. 17, 16.631%, 2/1/33 6                 191,440             44,335
Trust 340, Cl. 2, 7.032%, 9/1/33 6                    60,617             14,619
Trust 342, Cl. 2, 9.01%, 9/1/33 6                    439,957             99,973
Trust 344, Cl. 2, 4.972%, 12/1/33 6                1,104,732            250,518
Trust 346, Cl. 2, 11.437%, 12/1/33 6                 561,154            129,662
Trust 362, Cl. 12, 5.435%, 8/1/35 6                  534,803            112,908
Trust 362, Cl. 13, 5.442%, 8/1/35 6                  296,767             62,798

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.,
Principal-Only Stripped
Mtg.-Backed Security:
Trust 1993-184, Cl. M, 5.671%,
9/25/23 7                                        $   140,907     $      114,549
Trust 340, Cl. 1, 5.532%, 9/1/33 7                    60,617             44,300
                                                                 ---------------
                                                                     53,047,872

--------------------------------------------------------------------------------
GNMA/GUARANTEED--0.2%
Government National
Mortgage Assn.:
7%, 11/15/08-1/15/24                                 151,577            156,007
7.50%, 1/15/09-6/15/24                               239,151            248,070
8%, 5/15/17                                           75,010             79,105
8.50%, 8/15/17-12/15/17                               64,139             68,396
--------------------------------------------------------------------------------
Government National Mortgage
Assn., Interest-Only Stripped
Mtg.-Backed Security:
Series 2001-21, Cl. SB, (5.039)%,
1/16/27 6                                            268,061             18,087
Series 2002-15, Cl. SM, (8.305)%,
2/16/32 6                                            297,132             19,521
Series 2002-76, Cl. SY, (4.851)%,
12/16/26 6                                           611,297             42,734
Series 2004-11, Cl. SM, (7.941)%,
1/17/30 6                                            214,940             15,196
                                                                 ---------------
                                                                        647,116

--------------------------------------------------------------------------------
NON-AGENCY--3.5%
--------------------------------------------------------------------------------
COMMERCIAL--2.9%
Banc of America Commercial
Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates,
Series 2005-3, Cl. A2, 4.501%, 7/10/43               490,000            478,894
--------------------------------------------------------------------------------
Banc of America Funding Corp.,
CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32               385,258            390,503
--------------------------------------------------------------------------------
Banc of America Mortgage
Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1,
6.50%, 5/25/32                                       308,332            311,126
--------------------------------------------------------------------------------
Deutsche Alt-A Securities
Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%,
6/25/36                                              508,902            507,976
Series 2006-AB3, Cl. A7, 6.36%,
4/25/08                                              149,437            149,479
--------------------------------------------------------------------------------
GE Capital Commercial Mortgage
Corp., Commercial Mtg. Obligations:
Series 2004-C3, Cl. A2, 4.433%,
7/10/39                                              320,000            314,222
Series 2005-C3, Cl. A2, 4.853%,
7/10/45                                              280,000            276,870


                           13 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL Continued
GMAC Commercial Mortgage
Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series
1997-C1, Cl. A3, 6.869%, 7/15/29                 $    99,060     $       99,440
--------------------------------------------------------------------------------
Greenwich Capital Commercial
Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%,
8/10/42                                              340,000            331,205
Series 2005-GG5, Cl. A2, 5.117%,
4/10/37                                              300,000            299,121
--------------------------------------------------------------------------------
JPMorgan Chase Commercial
Mortgage Securities Corp.,
Commercial Mtg. Pass-Through
Certificates:
Series 2005-LDP2, Cl. A2, 4.575%,
7/15/42                                              120,000            117,567
Series 2005-LDP4, Cl. A2, 4.79%,
10/15/42                                             400,000            394,182
--------------------------------------------------------------------------------
LB-UBS Commercial Mortgage
Trust, Commercial Mtg.
Pass-Through Certificates, Series
2005-C5, Cl. A2, 4.885%, 9/15/30                     340,000            336,935
--------------------------------------------------------------------------------
Mastr Alternative Loan Trust,
CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 2              602,621            597,844
Series 2004-6, Cl. 10A1, 6%, 7/25/34                 448,365            446,392
--------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II
LLC, Commercial Mtg. Pass-Through
Certificates, Series PRU-HTG
2000-C1, Cl. A2, 7.306%, 10/6/15                     251,000            270,362
--------------------------------------------------------------------------------
RALI Series 2003-QS1 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2003-QS1, Cl.
A2, 5.75%, 1/25/33                                   236,067            235,028
--------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg.
Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl.
2A2, 6%, 4/25/08                                     588,130            587,075
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2005-C17,
Commercial Mtg. Obligations,
Series 2005-C17, Cl. A2, 4.782%,
3/15/42                                              590,000            582,282
--------------------------------------------------------------------------------
Wachovia Bank Commercial
Mortgage Trust 2006-C29,
Commercial Asset-Backed
Securities, Series 2006-C29, Cl. A2,
5.272%, 11/15/48                                      84,000             83,932
--------------------------------------------------------------------------------
WAMU Mortgage Pass-Through
Certificates Series 2005-AR5 Trust,
Series 2005-AR5, Cl. A1, 4.673%,
5/25/35 2                                            196,762            196,352
                                                                 ---------------
                                                                      7,006,787

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
RESIDENTIAL--0.6%
Countrywide Alternative Loan
Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%,
8/25/32                                          $   681,754     $      689,211
Series 2005-J3, Cl. 3A1, 6.50%,
9/25/34                                              607,162            617,518
                                                                 ---------------
                                                                      1,306,729
                                                                 ---------------

Total Mortgage-Backed Obligations
(Cost $62,337,242)                                                   62,008,504

--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.8%
--------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 3.69%,
10/5/07 8                                            435,000            417,980
--------------------------------------------------------------------------------
Federal Home Loan Mortgage
Corp. Unsec. Nts., 5.25%, 7/18/11                    220,000            222,856
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
Unsec. Nts.:
5%, 10/15/11                                         900,000            902,944
6%, 5/15/11 9                                        350,000            364,781
--------------------------------------------------------------------------------
U.S. Treasury Bonds, 8.875%, 8/15/17                  51,000             68,240
                                                                 ---------------
Total U.S. Government Obligations
(Cost $1,981,700)                                                     1,976,801

--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--14.8%
--------------------------------------------------------------------------------
Albertson's, Inc., 8% Sr. Unsec.
Debs., 5/1/31                                        395,000            402,647
--------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 5.20%
Nts., 8/15/15 3                                      500,000            477,081
--------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual
Bonds 10                                             500,000            492,035
--------------------------------------------------------------------------------
Beazer Homes USA, Inc., 6.875%
Sr. Unsec. Nts., 7/15/15                             275,000            270,875
--------------------------------------------------------------------------------
British Sky Broadcasting Group plc,
8.20% Sr. Unsec. Nts., 7/15/09                       295,000            314,295
--------------------------------------------------------------------------------
Bunge Ltd. Finance Corp., 4.375%
Unsec. Nts., 12/15/08                                140,000            137,112
--------------------------------------------------------------------------------
Caesars Entertainment, Inc., 7.50%
Sr. Unsec. Nts., 9/1/09                              535,000            555,489
--------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr.
Nts., Series B, 9/1/10                               660,000            695,949
--------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr.
Unsec. Nts., 11/1/08                                 370,000            384,836
--------------------------------------------------------------------------------
CIT Group, Inc., 5.40% Sr. Nts.,
3/7/13                                               480,000            476,996
--------------------------------------------------------------------------------
Citigroup, Inc., 6.125% Sub. Nts.,
8/25/36                                              190,000            198,536
--------------------------------------------------------------------------------
Clear Channel Communications,
Inc., 6.25% Nts., 3/15/11                            325,000            316,126
--------------------------------------------------------------------------------
Comcast Corp., 6.45% Unsec. Nts.,
3/15/37                                              565,000            567,180


                           14 | TOTAL RETURN PORTFOLIO

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
D.R. Horton, Inc.:
5.375% Sr. Unsec. Nts., 6/15/12                  $   290,000     $      280,814
6.125% Nts., 1/15/14                                 245,000            243,609
--------------------------------------------------------------------------------
DaimlerChrysler North America
Holding Corp., 7.30% Nts., 1/15/12                   470,000            499,442
--------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub.
Debs., 4/15/31                                       290,000            345,768
--------------------------------------------------------------------------------
Duke Energy Field Services Corp.,
6.875% Sr. Unsec. Nts., 2/1/11                       330,000            345,370
--------------------------------------------------------------------------------
Earthgrains Co. (The), 6.50% Nts.,
4/15/09                                              140,000            142,458
--------------------------------------------------------------------------------
Eastman Kodak Co., 3.625% Nts.,
Series A, 5/15/08                                     58,000             56,203
--------------------------------------------------------------------------------
EchoStar DBS Corp., 5.75% Sr.
Unsec. Nts., 10/1/08                                 395,000            394,506
--------------------------------------------------------------------------------
El Paso Corp.:
6.50% Sr. Unsec. Nts., 6/1/08                         95,000             96,306
7.625% Sr. Unsec. Nts., 9/1/08                       350,000            362,250
--------------------------------------------------------------------------------
Enbridge Energy Partners LP, 5.95%
Sr. Unsec. Nts., Series B, 6/1/33                    120,000            111,145
--------------------------------------------------------------------------------
Energy Transfer Partners LP:
5.65% Sr. Unsec. Unsub. Nts., 8/1/12                  90,000             89,727
6.625% Sr. Nts., 10/15/36                            190,000            196,282
--------------------------------------------------------------------------------
Enterprise Products Operating LP,
7.50% Sr. Unsec. Unsub. Nts., 2/1/11                 440,000            469,645
--------------------------------------------------------------------------------
EOP Operating LP, 8.10% Unsec.
Nts., 8/1/10                                         600,000            661,634
--------------------------------------------------------------------------------
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts., 9/1/08                       335,000            340,580
--------------------------------------------------------------------------------
FirstEnergy Corp., 7.375% Sr. Unsub.
Nts., Series C, 11/15/31                             185,000            211,325
--------------------------------------------------------------------------------
Ford Motor Credit Co., 9.75% Sr.
Unsec. Nts., 9/15/10 3                               910,000            968,816
--------------------------------------------------------------------------------
Gap, Inc. (The):
6.90% Nts., 9/15/07                                  335,000            337,376
9.445% Unsub. Nts., 12/15/08 2                        69,000             73,694
--------------------------------------------------------------------------------
General Motors Acceptance Corp.,
8% Bonds, 11/1/31                                    405,000            466,317
--------------------------------------------------------------------------------
Goldman Sachs Capital, Inc. (The),
6.345% Sub. Bonds, 2/15/34                           485,000            492,534
--------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual
Bonds, Series A 3,10                                 500,000            498,261
--------------------------------------------------------------------------------
HCA, Inc., 8.75% Sr. Nts., 9/1/10                    485,000            506,825
--------------------------------------------------------------------------------
Heinz (H.J.) Co., 6.428% Bonds,
12/1/08 3                                             65,000             66,189
--------------------------------------------------------------------------------
Hilton Hotels Corp., 8.25% Sr. Unsec.
Nts., 2/15/11                                        350,000            377,125
--------------------------------------------------------------------------------
HSBC Finance Capital Trust IX,
5.911% Nts., 11/30/35 2                              700,000            704,669

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Hyatt Equities LLC, 6.875% Nts.,
6/15/07 3                                        $   470,000     $      472,005
--------------------------------------------------------------------------------
Hyundai Motor Manufacturing
Alabama LLC, 5.30% Sr. Unsec.
Nts., 12/19/08 3                                     280,000            278,232
--------------------------------------------------------------------------------
IPALCO Enterprises, Inc., 8.375%
Sr. Sec. Nts., 11/14/08 2                            265,000            276,263
--------------------------------------------------------------------------------
iStar Financial, Inc., 5.15% Sr. Unsec.
Nts., 3/1/12                                         480,000            467,338
--------------------------------------------------------------------------------
J.C. Penney Co., Inc., 9% Nts., 8/1/12               120,000            137,366
--------------------------------------------------------------------------------
JPMorgan Chase & Co., 5.15% Sub.
Nts., 10/1/15                                        480,000            471,848
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.,
6.50% Sr. Nts., 1/15/14                              415,000            404,625
--------------------------------------------------------------------------------
Kaneb Pipe Line Operating
Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                        75,000             75,319
7.75% Sr. Unsec. Nts., 2/15/12                        45,000             49,096
--------------------------------------------------------------------------------
KB Home, 5.75% Sr. Unsec. Unsub.
Nts., 2/1/14                                         335,000            309,959
--------------------------------------------------------------------------------
Kinder Morgan Energy Partners
LP, 7.30% Sr. Unsec. Nts., 8/15/33                   435,000            473,185
--------------------------------------------------------------------------------
Kroger Co. (The), 5.50% Unsec.
Unsub. Nts., 2/1/13                                  500,000            495,232
--------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec.
Nts., 3/1/09                                         440,000            458,297
--------------------------------------------------------------------------------
Liberty Media Corp., 7.875% Sr.
Nts., 7/15/09                                        125,000            130,978
--------------------------------------------------------------------------------
Limited Brands, Inc., 6.125% Sr.
Unsec. Nts., 12/1/12                                 485,000            490,911
--------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.:
5.875% Sr. Unsec. Bonds, 8/1/33                      315,000            287,822
7.125% Sr. Unsec. Nts., 6/15/09                      275,000            284,335
--------------------------------------------------------------------------------
May Department Stores Co., 7.90%
Unsec. Debs., 10/15/07                               180,000            182,724
--------------------------------------------------------------------------------
MBIA, Inc., 5.70% Sr. Unsec. Unsub.
Nts., 12/1/34                                        500,000            477,544
--------------------------------------------------------------------------------
MeadWestvaco Corp., 6.85% Unsec.
Unsub. Nts., 4/1/12                                  460,000            482,569
--------------------------------------------------------------------------------
MGM Mirage, Inc., 6% Sr. Sec. Nts.,
10/1/09                                              475,000            476,188
--------------------------------------------------------------------------------
Mission Energy Holding Co., 13.50%
Sr. Sec. Nts., 7/15/08                               420,000            465,150
--------------------------------------------------------------------------------
Monongahela Power Co., 7.36%
Unsec. Nts., Series A, 1/15/10                       305,000            319,737
--------------------------------------------------------------------------------
Morgan Stanley, 4.75% Sub. Nts.,
4/1/14                                               490,000            469,208
--------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec.
Unsub. Nts., 6/15/09                                  45,000             46,177


                           15 | TOTAL RETURN PORTFOLIO

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr.
Unsec. Nts., 11/15/10                            $   648,000     $      699,686
--------------------------------------------------------------------------------
ONEOK Partners LP:
7.10% Sr. Unsec. Nts., 3/15/11                        65,000             68,397
6.65% Nts., 10/1/36                                  230,000            236,022
--------------------------------------------------------------------------------
Pemex Project Funding Master
Trust, 7.875% Unsec. Unsub. Nts.,
2/1/09                                               445,000            467,473
--------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman
SPV, 4.623% Sr. Nts., Cl. A1, 6/15/10 3              644,778            634,947
--------------------------------------------------------------------------------
PF Export Receivables Master Trust,
3.748% Sr. Nts., Series B, 6/1/13 3                  178,812            167,703
--------------------------------------------------------------------------------
Popular North America, Inc., 4.70%
Nts., 6/30/09                                        620,000            607,273
--------------------------------------------------------------------------------
Prudential Holdings LLC, 8.695%
Bonds, Series C, 12/18/23 3                          510,000            625,102
--------------------------------------------------------------------------------
Prudential Insurance Co. of America,
8.30% Nts., 7/1/25                                   500,000            629,370
--------------------------------------------------------------------------------
PSEG Funding Trust I, 5.381% Nts.,
11/16/07                                             380,000            379,277
--------------------------------------------------------------------------------
Pulte Homes, Inc., 4.875% Nts.,
7/15/09                                              480,000            472,938
--------------------------------------------------------------------------------
Qwest Corp., 5.625% Unsec. Nts.,
11/15/08                                              59,000             59,369
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco Holdings, Inc.,
6.50% Unsec. Nts., 6/1/07                             10,000             10,063
--------------------------------------------------------------------------------
Reed Elsevier Capital, Inc., 4.625%
Nts., 6/15/12                                        210,000            200,811
--------------------------------------------------------------------------------
Reynolds American, Inc., 6.50% Sr.
Sec. Nts., 6/1/07                                    299,000            300,897
--------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 7% Sr.
Unsec. Unsub. Nts., 10/15/07                         132,000            133,858
--------------------------------------------------------------------------------
Safeway, Inc., 6.50% Sr. Unsec. Nts.,
3/1/11                                               695,000            719,672
--------------------------------------------------------------------------------
Sara Lee Corp., 2.75% Unsec. Nts.,
6/15/08                                              200,000            192,239
--------------------------------------------------------------------------------
Telecom Italia Capital SpA:
4% Sr. Unsec. Nts., 11/15/08                         235,000            228,957
4% Unsec. Unsub. Nts., 1/15/10                       255,000            243,668
--------------------------------------------------------------------------------
Telefonos de Mexico SA de CV,
4.50% Nts., 11/19/08                                 480,000            473,742

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES Continued
--------------------------------------------------------------------------------
Telus Corp., 8% Nts., 6/1/11                     $   425,000     $      465,187
--------------------------------------------------------------------------------
TEPPCO Partners LP:
6.125% Nts., 2/1/13                                  215,000            215,290
7.625% Sr. Unsec. Nts., 2/15/12                       65,000             69,964
--------------------------------------------------------------------------------
Time Warner Entertainment Co. LP,
8.375% Sr. Nts., 7/15/33                             390,000            472,751
--------------------------------------------------------------------------------
Tribune Co., 5.50% Nts., Series E,
10/6/08                                              265,000            262,418
--------------------------------------------------------------------------------
TXU Energy Co., 6.125% Nts.,
3/15/08                                              335,000            337,206
--------------------------------------------------------------------------------
Univision Communications, Inc.:
3.50% Sr. Unsec. Nts., 10/15/07                      300,000            293,590
3.875% Sr. Unsec. Nts., 10/15/08                     140,000            133,584
--------------------------------------------------------------------------------
Valero Logistics Operations LP,
6.05% Nts., 3/15/13                                  335,000            337,901
--------------------------------------------------------------------------------
Vornado Realty LP, 5.625% Sr. Unsec.
Unsub. Nts., 6/15/07                                 520,000            519,712
--------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec.
Nts., 8/1/09                                         390,000            405,059
--------------------------------------------------------------------------------
Williams Cos., Inc. Credit Linked
Certificate Trust (The), 6.75% Nts.,
4/15/09 4                                            465,000            475,463
--------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts.,
1/15/09                                              440,000            477,400
--------------------------------------------------------------------------------
Yum! Brands, Inc., 7.70% Sr. Nts.,
7/1/12                                               325,000            355,682
                                                                 ---------------
Total Non-Convertible Corporate
Bonds and Notes (Cost $35,047,754)                                   35,482,806

                                                      SHARES
--------------------------------------------------------------------------------
MONEY MARKET FUND--0.5%
--------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25% 11,12
(Cost $1,051,398)                                  1,051,398          1,051,398

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $240,785,634)                                    106.2%       254,954,142
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS
OF OTHER ASSETS                                         (6.2)       (14,839,771)
                                                 -------------------------------
NET ASSETS                                             100.0%    $  240,114,371
                                                 ===============================


                           16 | TOTAL RETURN PORTFOLIO

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,692,115 or 1.95% of the Portfolio's net assets as of December 31, 2006.

4. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $1,475,521, which represents 0.61% of the Portfolio's net assets. See Note 7 of accompanying Notes.

5. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See Note 1 of accompanying Notes.

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,879,822 or 1.20% of the Portfolio's net assets as of December 31, 2006.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $204,757 or 0.09% of the Portfolio's net assets as of December 31, 2006.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $192,813. See Note 5 of accompanying Notes.

10. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

11. Represents ownership of an affiliated fund, at or during the period ended December 31, 2006. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                          SHARES          GROSS           GROSS               SHARES
                                                               DECEMBER 31, 2005      ADDITIONS      REDUCTIONS    DECEMBER 31, 2006
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25%*                    --     17,703,099      16,651,701            1,051,398

                                                                                                          VALUE             DIVIDEND
                                                                                                     SEE NOTE 1               INCOME
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.25%*                                           $1,051,398              $11,477

* The money market fund and the Portfolio are affiliated by having the same investment advisor.

12. Rate shown is the 7-day yield as of December 31, 2006.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           17 | TOTAL RETURN PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES  December 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $239,734,236)                                                 $ 253,902,744
Affiliated companies (cost $1,051,398)                                                         1,051,398
                                                                                           --------------
                                                                                             254,954,142
---------------------------------------------------------------------------------------------------------
Cash                                                                                              50,168
---------------------------------------------------------------------------------------------------------
Unrealized appreciation on swap contracts                                                        104,452
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $1,851,016 sold on a when-issued basis or
  forward commitment)                                                                          2,719,385
Interest, dividends and principal paydowns                                                     1,103,315
Shares of capital stock sold                                                                       5,073
Futures margins                                                                                    5,017
Other                                                                                             12,673
                                                                                           --------------
Total assets                                                                                 258,954,225

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Unrealized depreciation on swap contracts                                                         89,854
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $17,500,991 purchased on a when-issued basis or
  forward commitment)                                                                         18,501,043
Shares of capital stock redeemed                                                                 197,002
Shareholder communications                                                                         9,394
Directors' compensation                                                                            9,306
Transfer and shareholder servicing agent fees                                                        849
Other                                                                                             32,406
                                                                                           --------------
Total liabilities                                                                             18,839,854

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $ 240,114,371
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Par value of shares of capital stock                                                       $     161,052
---------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                   320,249,696
---------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                              6,965,417
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions              (101,456,768)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    14,194,974
                                                                                           --------------
NET ASSETS--applicable to 161,052,277 shares of capital
stock outstanding                                                                          $ 240,114,371
                                                                                           ==============

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND
OFFERING PRICE PER SHARE                                                                   $        1.49

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           18 | TOTAL RETURN PORTFOLIO

STATEMENT OF OPERATIONS  For the Year Ended December 31, 2006
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------
Interest                                                                                   $   5,199,908
---------------------------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies                                                                         3,184,486
Affiliated companies                                                                              11,477
                                                                                           --------------
Total investment income                                                                        8,395,871

---------------------------------------------------------------------------------------------------------
EXPENSES
---------------------------------------------------------------------------------------------------------
Management fees                                                                                1,545,366
---------------------------------------------------------------------------------------------------------
Accounting service fees                                                                           15,000
---------------------------------------------------------------------------------------------------------
Shareholder communications                                                                        14,633
---------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                      9,989
---------------------------------------------------------------------------------------------------------
Directors' compensation                                                                            8,195
---------------------------------------------------------------------------------------------------------
Administration service fees                                                                        1,500
---------------------------------------------------------------------------------------------------------
Other                                                                                             27,475
                                                                                           --------------
Total expenses                                                                                 1,622,158
Less waivers and reimbursements of expenses                                                         (217)
                                                                                           --------------
Net expenses                                                                                   1,621,941

---------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          6,773,930

---------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
---------------------------------------------------------------------------------------------------------
Net realized gain on:
Investments                                                                                   17,572,085
Closing and expiration of futures contracts                                                      226,879
Foreign currency transactions                                                                      3,245
Swap contracts                                                                                    60,290
                                                                                           --------------
Net realized gain                                                                             17,862,499
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                    2,959,956
Futures contracts                                                                                (91,114)
Swap contracts                                                                                     8,553
                                                                                           --------------
Net change in unrealized appreciation                                                          2,877,395

---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                       $  27,513,824
                                                                                           ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           19 | TOTAL RETURN PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                                            2006             2005
---------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------
Net investment income                                                     $   6,773,930    $   6,492,811
---------------------------------------------------------------------------------------------------------
Net realized gain                                                            17,862,499       12,328,226
---------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                         2,877,395       (6,934,081)
                                                                          -------------------------------
Net increase in net assets resulting from operations                         27,513,824       11,886,956

---------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
Dividends from net investment income                                         (6,781,966)      (7,041,519)

---------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
---------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions        (41,351,454)     (47,000,208)

---------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------
Total decrease                                                              (20,619,596)     (42,154,771)
---------------------------------------------------------------------------------------------------------
Beginning of period                                                         260,733,967      302,888,738
                                                                          -------------------------------
End of period (including accumulated net investment income of
  $6,965,417 and $6,758,267, respectively)                                $ 240,114,371    $ 260,733,967
                                                                          ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           20 | TOTAL RETURN PORTFOLIO

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED DECEMBER 31,                                            2006         2005         2004         2003         2002
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 1.37       $ 1.34       $ 1.25       $ 1.07      $  1.29
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                               .04 1        .03 1        .03 1        .03          .04
Net realized and unrealized gain (loss)                             .12          .03          .09          .19         (.22)
                                                                 ------------------------------------------------------------
Total from investment operations                                    .16          .06          .12          .22         (.18)
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                               (.04)        (.03)        (.03)        (.04)        (.04)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 1.49       $ 1.37       $ 1.34       $ 1.25      $  1.07
                                                                 ============================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                11.70%        4.78%        9.47%       21.10%      (14.45)%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                          $  240       $  261       $  303       $  328      $   313
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                                 $  247       $  277       $  311       $  313      $   370
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets 3
Net investment income                                              2.74%        2.34%        2.00%        2.15%        2.79%
Total expenses                                                     0.66% 4      0.69%        0.66%        0.67%        0.66%
Expenses after waivers and reduction to custodian expenses         0.66%        0.68%        0.66%        0.67%        0.66%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             151% 5       149% 5       144% 5       292%         149%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown. Returns do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

      Year Ended December 31, 2006          0.66%

5. The portfolio turnover rate excludes purchases and sales of To Be Announced
(TBA) mortgage-related securities as follows:

                                PURCHASE TRANSACTIONS     SALE TRANSACTIONS
   ------------------------------------------------------------------------
   Year Ended December 31, 2006          $299,867,320          $323,936,795
   Year Ended December 31, 2005           557,799,525           563,615,189
   Year Ended December 31, 2004           739,617,290           758,374,784

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                           21 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc., which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek to maximize total investment return (including capital appreciation and income) principally by allocating its assets among stocks, corporate bonds, U.S. government securities and money market instruments, according to changing market conditions. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies. A majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the Manager.

      The following is a summary of significant accounting policies consistently followed by the Portfolio.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Portfolio calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Directors. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Portfolio's assets are valued. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Portfolio's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Portfolio on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Portfolio may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Portfolio maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Portfolio's net asset value to the extent the Portfolio executes such transactions while remaining substantially fully invested. The Portfolio may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Portfolio had purchased $17,500,991 of securities issued on a when-issued basis or forward commitment and sold $1,851,016 of securities issued on a when-issued basis or forward commitment.


                           22 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Directors.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

--------------------------------------------------------------------------------
AFFILIATED FUNDS. The Portfolio is permitted to invest daily available cash balances in affiliated money market funds. Each day, the Portfolio invests the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Portfolio intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.

The tax components of capital shown in the table below represent distribution requirements the Portfolio must satisfy under the income tax regulations, losses the Portfolio may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                           23 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
   UNDISTRIBUTED      UNDISTRIBUTED            ACCUMULATED     OTHER INVESTMENTS
   NET INVESTMENT         LONG-TERM                   LOSS    FOR FEDERAL INCOME
   INCOME                      GAIN   CARRYFORWARD 1,2,3,4          TAX PURPOSES
   -----------------------------------------------------------------------------
   $6,962,040                   $--           $101,493,918           $14,244,808

1. As of December 31, 2006, the Portfolio had $101,490,991 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of December 31, 2006, details of the capital loss carryforwards were as follows:

                           EXPIRING
                           -------------------------
                           2009        $  31,467,100
                           2010           70,023,891
                                       -------------
                           Total       $ 101,490,991
                                       =============

2. The Portfolio had $2,927 of straddle losses which were deferred.

3. During the fiscal year ended December 31, 2006, the Portfolio utilized $17,481,678 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended December 31, 2005, the Portfolio utilized $11,808,822 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Portfolio. Accordingly, the following amounts have been reclassified for December 31, 2006. Net assets of the Portfolio were unaffected by the reclassifications.

                             INCREASE TO           INCREASE TO
                             ACCUMULATED       ACCUMULATED NET
                          NET INVESTMENT         REALIZED LOSS
                                  INCOME        ON INVESTMENTS
                       ---------------------------------------
                                $215,186              $215,186

The tax character of distributions paid during the year ended December 31, 2006 and December 31, 2005 was as follows:

                                           YEAR ENDED            YEAR ENDED
                                    DECEMBER 31, 2006     DECEMBER 31, 2005
        -------------------------------------------------------------------
        Distributions paid from:
        Ordinary income                    $6,781,966            $7,041,519

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

        Federal tax cost of securities             $240,785,634
        Federal tax cost of other investments       (19,322,193)
                                                   -------------
        Total federal tax cost                     $221,463,441
                                                   =============

        Gross unrealized appreciation              $ 17,732,085
        Gross unrealized depreciation                (3,487,277)
                                                   -------------
        Net unrealized appreciation                $ 14,244,808
                                                   =============


                           24 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Board of Directors has adopted a compensation deferral plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the Director under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Portfolio or in other Oppenheimer funds selected by the Director. The Portfolio purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Portfolio, and will not materially affect the Portfolio's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Portfolio on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Portfolio pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Portfolio, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Portfolio during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Portfolio's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Portfolio. In the normal course of business, the Portfolio may also enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Portfolio. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                           25 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Portfolio has authorized 1.51 billion shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                              YEAR ENDED DECEMBER 31, 2006      YEAR ENDED DECEMBER 31, 2005
                                                  SHARES            AMOUNT          SHARES            AMOUNT
-------------------------------------------------------------------------------------------------------------
Sold                                           2,008,423     $   2,854,168       1,145,155     $   1,511,828
Dividends and/or distributions reinvested      4,986,740         6,781,966       5,416,553         7,041,519
Redeemed                                     (36,522,068)      (50,987,588)    (41,964,727)      (55,553,555)
                                             ----------------------------------------------------------------
Net decrease                                 (29,526,905)    $ (41,351,454)    (35,403,019)    $ (47,000,208)
                                             ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and money market funds, for the year ended December 31, 2006, were as follows:

                                                    PURCHASES             SALES
              -----------------------------------------------------------------
              Investment securities              $337,438,696      $368,091,616
              U.S. government and government
              agency obligations                   18,765,381        23,130,167
              To Be Announced (TBA)
              mortgage-related securities         299,867,320       323,936,795

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio which provides for a fee at an annual rate of average net assets as shown in the following table:

              FEE SCHEDULE
              ------------------------------------------------
              Up to $600 million                        0.625%
              Over $600 million                         0.450

--------------------------------------------------------------------------------
ACCOUNTING FEES. The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Portfolio pays the Manager a fee of $1,500 per year for preparing and filing the Portfolio's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Portfolio. The Portfolio pays OFS a per account fee. For the year ended December 31, 2006, the Portfolio paid $10,000 to OFS for services to the Portfolio.

      Additionally, funds offered in variable annuity separate accounts are subject to minimum fees of $10,000 for assets of $10 million or more. The Portfolio is subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Portfolio. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF. During the year ended December 31, 2006, the Manager waived $217 for IMMF management fees.


                           26 | TOTAL RETURN PORTFOLIO

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.

      The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of December 31, 2006, the Portfolio had outstanding futures contracts as follows:

                                                                                    UNREALIZED
                                EXPIRATION    NUMBER OF      VALUATION AS OF      APPRECIATION
CONTRACT DESCRIPTION                 DATES    CONTRACTS    DECEMBER 31, 2006    (DEPRECIATION)
-----------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
U.S. Long Bonds                    3/21/07           98          $10,920,875        $ (143,498)
U.S. Treasury Nts., 5 yr.          3/30/07            8              840,500            (4,662)
                                                                                    -----------
                                                                                      (148,160)
                                                                                    -----------

CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.       3/8/07           17            2,603,802            64,469
U.S. Treasury Nts., 2 yr.          3/30/07          114           23,259,563            61,305
U.S. Treasury Nts., 10 yr.         3/21/07           48            5,158,500            35,753
                                                                                    -----------
                                                                                       161,527
                                                                                    -----------
                                                                                    $   13,367
                                                                                    ===========

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS

Credit default swaps are designed to transfer the credit exposure of fixed income products between counterparties. The Portfolio may enter into credit default swaps, both directly ("unfunded swaps") and indirectly in the form of a swap embedded within a structured note ("funded swaps"), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or a basket of securities. The Portfolio may take


                           27 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. CREDIT DEFAULT SWAP CONTRACTS Continued

a short position (purchaser of credit protection) or a long position (seller of credit protection) in the credit default swap. Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or defaulted bonds depending on whether the Portfolio is long or short the swap, respectively).

      The Portfolio would take a short position in a credit default swap (the "unfunded swap") against a long portfolio position to decrease exposure to specific high yield issuers. As a purchaser of credit protection under a swap contract, the Portfolio pays a periodic interest fee on the notional amount to the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized loss upon payment. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Portfolio is obligated to deliver that security to the counterparty in exchange for receipt of the notional amount from the counterparty. The difference between the value of the security delivered and the notional amount received is recorded as realized gain and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations.

Information regarding such credit default swaps as of December 31, 2006 is as follows:

                                                    NOTIONAL AMOUNT          ANNUAL
                                                        RECEIVED BY        INTEREST
                                 REFERENCED DEBT      THE FUND UPON    RATE PAID BY     TERMINATION       UNREALIZED
COUNTERPARTY                          OBLIGATION       CREDIT EVENT        THE FUND           DATES     DEPRECIATION
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                                     CDX.NA.IG.7         $  900,000           0.400%       12/20/11        $   2,665
                           J.C. Penney Co., Inc.            140,000           0.580         3/20/12              236
                                Weyerhaeuser Co.            470,000           0.580         9/20/11            3,071
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                         Arrow Electronics, Inc.            470,000           0.790         9/20/11            8,414
                         Arrow Electronics, Inc.            250,000           0.770         9/20/11            4,263
                                      Belo Corp.            285,000           0.650         6/20/11            1,956
                                      Belo Corp.            160,000           0.670         6/20/11            1,227
                                      Belo Corp.            315,000           0.675         6/20/11            2,480
                                  Ford Motor Co.            230,000           5.300        12/20/08           12,798
                                  Ford Motor Co.            490,000           5.400        12/20/08           28,188
                            General Motors Corp.            245,000           4.000        12/20/08           10,100
                            General Motors Corp.            240,000           3.950        12/20/08            9,666
                         International Paper Co.            485,000           0.409        12/20/11            1,542
                                                                                                           ----------
                                                                                                           $  86,606
                                                                                                           ==========

The Portfolio would take a long position in the credit default swap note (the "funded swap") to increase the exposure to specific high yield corporate issuers. As a seller of credit protection under a swap contract, the Portfolio receives a periodic interest fee on the notional amount from the counterparty. This interest fee is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt. Upon occurrence of a specific credit event with respect to the underlying referenced debt obligation, the Portfolio receives that security from the counterparty in exchange for payment of the notional amount to the counterparty. The difference between the value of the security received and the notional amount paid is recorded as realized loss and is included on the Statement of Operations. Credit default swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation (depreciation) related to the change


                           28 | TOTAL RETURN PORTFOLIO
in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement and disclosed separately on the Statement of Assets and Liabilities. The net change in this amount is included on the Statement of Operations.

Information regarding such credit default swaps as of December 31, 2006 is as follows:

                                                    NOTIONAL AMOUNT          ANNUAL
                                                            PAID BY   INTEREST RATE                       UNREALIZED
                                 REFERENCED DEBT      THE FUND UPON     RECEIVED BY     TERMINATION     APPRECIATION
COUNTERPARTY                          OBLIGATION       CREDIT EVENT        THE FUND           DATES   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
              Abitibi-Consolidated Co. of Canada          $ 380,000            1.52%        9/20/07        $   1,567
                Allied Waste North America, Inc.            150,000            2.00         9/20/09            4,079
                Allied Waste North America, Inc.            240,000            2.00         9/20/09            6,526
                                Bombardier, Inc.            115,000            0.90         9/20/07              423
                               Eastman Kodak Co.            330,000            1.00        12/20/08            1,861
                 General Motors Acceptance Corp.            110,000            2.30         6/20/07            1,078
---------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital
Services, Inc.:
                              ArvinMeritor, Inc.            130,000            1.05         9/20/07              390
                              ArvinMeritor, Inc.            105,000            1.10         9/20/07              355
                                Bombardier, Inc.            130,000            1.00         9/20/07              691
                                Bombardier, Inc.            130,000            1.05         9/20/07              741
                                  Ford Motor Co.            230,000            7.05        12/20/16           13,405
                                  Ford Motor Co.            490,000            7.15        12/20/16           31,148
                            General Motors Corp.            245,000            5.80        12/20/16           19,312
                            General Motors Corp.            240,000            5.75        12/20/16           18,222
                 General Motors Acceptance Corp.            320,000            3.15         6/20/07            4,388
         Hyundai Motor Manufacturing Alabama LLC            200,000            0.40         6/20/07              266
                           J.C. Penney Co., Inc.            480,000            0.61         6/20/13           (3,248)
                                                                                                           ----------
                                                                                                           $ 101,204
                                                                                                           ==========

--------------------------------------------------------------------------------
7. ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Portfolio's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Portfolio's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of December 31, 2006, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Portfolio's financial statements. The Manager will continue to monitor the Portfolio's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the


                           29 | TOTAL RETURN PORTFOLIO

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS Continued

Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
9. LITIGATION

A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent and other defendants (including 51 of the Oppenheimer funds excluding the Portfolio) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law. The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the Oppenheimer funds, as nominal defendants, and against certain present and former Directors, Trustees and Officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings. The Manager also believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                           30 | TOTAL RETURN PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
TOTAL RETURN PORTFOLIO:

We have audited the accompanying statement of assets and liabilities of Total Return Portfolio (the "Portfolio"), a series of Panorama Series Fund, Inc. including the statement of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP

Denver, Colorado
February 8, 2007


                           31 | TOTAL RETURN PORTFOLIO

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2007, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2006. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Portfolio during the fiscal year ended December 31, 2006 which are not designated as capital gain distributions should be multiplied by 43.57% to arrive at the amount eligible for the corporate dividend-received deduction.

      Dividends, if any, paid by the Portfolio during the fiscal year ended December 31, 2006 which are not designated as capital gain distributions, may be eligible for lower individual income tax rates to the extent that the Portfolio has received qualified dividend income as stipulated by recent tax legislation. In early 2007, shareholders of record received information regarding the percentage of distributions that are eligible for lower individual income tax rates. The amount will be the maximum amount allowed.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                           32 | TOTAL RETURN PORTFOLIO

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                           33 | TOTAL RETURN PORTFOLIO

BOARD APPROVAL OF THE PORTFOLIO'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Each year, the Board of Directors (the "Board"), including a majority of the independent Directors, is required to determine whether to renew the Portfolio's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Portfolio services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Portfolio and the Manager, (iii) the fees and expenses of the Portfolio, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Portfolio grows and whether fee levels reflect these economies of scale for Portfolio investors and (vi) other benefits to the Manager from its relationship with the Portfolio. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Portfolio and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Portfolio with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Portfolio's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Portfolio policies and procedures and adherence to the Portfolio's investment restrictions. The Manager is responsible for providing certain administrative services to the Portfolio as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Portfolio; compiling and maintaining records with respect to the Portfolio's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Portfolio for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Portfolio's shares. The Manager also provides the Portfolio with office space, facilities and equipment.

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Portfolio. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Portfolio. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of David Schmidt, Angelo Manioudakis and the Manager's Core Fixed Income investment teams and analysts. Mr. Schmidt has been a portfolio manager of the Portfolio since July 2003 and Mr. Manioudakis has been a portfolio manager of the Portfolio since April 2002. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Portfolio and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Portfolio benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE PORTFOLIO. During the year, the Manager provided information on the investment performance of the Portfolio and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent


                           34 | TOTAL RETURN PORTFOLIO
consultant, comparing the Portfolio's historical performance to relevant market indices and to the performance of all other mixed-asset target allocation growth funds underlying variable insurance products. The Board noted that the Portfolio's one-year, three-year, five-year and ten-year performance were below its peer group median. The Board also considered that the Manager has added additional resources to this Portfolio and changed its management team in 2002 and that, as a result, as of October 31, 2006 the Portfolio ranked above the median for the one-year and since inception periods.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Portfolio's investment adviser, including the costs associated with the personnel and systems necessary to manage the Portfolio, and information regarding the Manager's profitability from its relationship with the Portfolio. The Board reviewed the fees paid to the Manager and the other expenses borne by the Portfolio. The Board also evaluated the comparability of the fees charged and the services provided to the Portfolio to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Portfolio, other mixed-asset target allocation growth funds underlying variable insurance products and other funds with comparable asset levels and distribution features. The Board noted that the Portfolio's contractual and actual management fees are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Portfolio, whether those economies of scale benefit the Portfolio's shareholders and the current level of Portfolio assets in relation to the Portfolio's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Portfolio grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Portfolio, including compensation paid to the Manager's affiliates and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Portfolio and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Portfolio and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Directors meeting separately from the full Board, assisted by experienced counsel to the Portfolio and to the independent Directors. Portfolio counsel and the independent Directors' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Directors, decided to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                           35 | TOTAL RETURN PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
THE PORTFOLIOS, LENGTH OF       PORTFOLIOS IN THE PORTFOLIOS COMPLEX CURRENTLY OVERSEEN
SERVICE, AGE
INDEPENDENT DIRECTORS           THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
                                80112-3924. EACH DIRECTOR SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,           President, Colorado Christian University (since 2006); Chairman of the following private mortgage
Chairman of the Board           banking companies: Cherry Creek Mortgage Company (since 1991), Centennial State Mortgage Company
of Directors (since 2003),      (since 1994), and The El Paso Mortgage Company (since 1993); Chairman of the following private
Director (since 1999)           companies: Ambassador Media Corporation (since 1984) and Broadway Ventures (since 1984); Director
Age: 69                         of the following: Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                Campus Crusade for Christ (since 1991) and The Lynde and Harry Bradley Foundation, Inc.
                                (non-profit organization) (since 2002); former Chairman of the following: Transland Financial
                                Services, Inc. (private mortgage banking company) (1997-2003), Great Frontier Insurance
                                (insurance agency) (1995-2000), Frontier Real Estate, Inc. (residential real estate brokerage)
                                (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident (insurance company) (1991-2004), Storage Technology Corporation
                                (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

ROBERT G. AVIS,                 Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds)
Director (since 1996)           (until February 2001); Chairman, President and Chief Executive Officer of A.G. Edwards Capital,
Age: 75                         Inc. (until March 2000); Director of A.G. Edwards & Sons, Inc. (brokerage company) (until 2000)
                                and A.G. Edwards Trust Company (investment adviser) (until 2000); Vice Chairman and Director of
                                A.G. Edwards, Inc. (until March 1999); Vice Chairman of A.G. Edwards & Sons, Inc. (until March
                                1999); Chairman of A.G. Edwards Trust Company (until March 1999) and A.G.E. Asset Management
                                (investment adviser) (until March 1999). Oversees 37 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Assistant Secretary and Director of Centennial Asset Management Corporation (December 1991-April
Director (since 2002)           1999); President, Treasurer and Director of Centennial Capital Corporation (June 1989-April
Age: 70                         1999); Chief Executive Officer and Director of MultiSource Services, Inc. (March 1996-April
                                1999); Mr. Bowen held several positions with the Manager and with subsidiary or affiliated companies of the Manager (September 1987-April 1999). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

EDWARD L. CAMERON,              Member of The Life Guard of Mount Vernon (George Washington historical site) (since June 2000);
Director (since 2002)           Director of Genetic ID, Inc. (biotech company) (March 2001-May 2002); Partner at
Age: 68                         PricewaterhouseCoopers LLP (accounting firm) (July 1974-June 1999); Chairman of Price Waterhouse
                                LLP Global Investment Management Industry Services Group (accounting firm) (July 1994-June 1998).
                                Oversees 37 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Director of UNUMProvident (insurance company) (since June 2002); Director of Northwestern Energy
Director (since 1997)           Corp. (public utility corporation) (since November 2004); Director of P.R. Pharmaceuticals
Age: 65                         (October 1999-October 2003); Director of Rocky Mountain Elk Foundation (non-profit organization)
                                (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996)
                                and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                Executive Officer and Director of the following: Oppenheimer Acquisition Corp. ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and Shareholder Financial Services,
                                Inc. (until October 1995). Oversees 37 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr. Freedman held
Director (since 1996)           several positions with the Manager and with subsidiary or affiliated companies of the Manager
Age: 66                         (until October 1994). Oversees 37 portfolios in the OppenheimerFunds complex.


                           36 | TOTAL RETURN PORTFOLIO

BEVERLY L. HAMILTON,            Trustee of Monterey Institute for International Studies (educational organization) (since
Director (since 2002)           February 2000); Director of The California Endowment (philanthropic organization) (since April
Age: 60                         2002); Director of Community Hospital of Monterey Peninsula (since February 2002); Vice Chair of
                                American Funds' Emerging Markets Growth Fund, Inc. (mutual fund) (since October 1991); President of ARCO Investment Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation and The University of Michigan; Advisor at Credit
                                Suisse First Boston's Sprout venture capital unit (venture capital fund) (1994-January 2005);
                                Trustee of MassMutual Institutional Funds (investment company) (1996-June 2004); Trustee of MML
                                Series Investment Fund (investment company) (April 1989-June 2004); Member of the investment committee of Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund
                                (2000-2003). Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Director of Jones International University (educational organization) (since August 2005);
Director (since 2002)           Chairman, Chief Executive Officer and Director of Steele Street State Bank (commercial banking)
Age: 62                         (since August 2003); Director of Colorado UpLIFT (charitable organization) (since 1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since 2000); Former Chairman of
                                U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July
                                1996-April 1999); Director of Commercial Assets, Inc. (real estate investment trust)
                                (1993-2000); Director of Jones Knowledge, Inc. (2001-July 2004); and Director of U.S.
                                Exploration, Inc. (oil and gas exploration) (1997-February 2004). Oversees 37 portfolios in the
                                OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds) (investment
Director (since 2002)           company) (since 1996) and MML Series Investment Fund (investment company) (since 1996); Trustee
Age: 64                         (since 1987) and Chairman (1994-2005) of the Investment Committee of the Worcester Polytech
                                Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B. (formerly SIS Bank)
                                (commercial bank) (January 1999-July 1999); and Executive Vice President of Peoples Heritage
                                Financial Group, Inc. (commercial bank) (January 1999-July 1999). Oversees 39 portfolios in the
                                OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR             THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                     YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A DIRECTOR FOR AN INDEFINITE TERM, OR UNTIL HIS
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN ANNUAL TERM, OR UNTIL HIS
                                RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED DIRECTOR DUE TO HIS
                                POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and Director (since June 2001) and President (since September
President and Principal         2000) of the Manager; President and director or trustee of other Oppenheimer funds; President
Executive Officer               and Director of OAC and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
(since 2001) and                the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of
Director (since 2002)           the Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
Age: 57                         Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                Investments, Inc. (since July 2001); President (since November 2001) and Director (since July
                                2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June
                                1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of MML
                                Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November
                                1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000);
                                President, Chief Executive Officer and Director of MML Bay State Life Insurance Company
                                (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 96 portfolios in the OppenheimerFunds complex.


                           37 | TOTAL RETURN PORTFOLIO

DIRECTORS AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                  THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. SCHMIDT, ZACK,
OF THE FUND                     GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK
                                10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY,
                                CENTENNIAL, COLORADO 80112-3924; FOR MESSRS. MANIOUDAKIS, BOMFIM, CAAN, GORD AND SWANEY, 470
                                ATLANTIC AVENUE, 11TH FLOOR, BOSTON, MASSACHUSETTS 02210. EACH OFFICER SERVES FOR AN ANNUAL TERM
                                OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

DAVID SCHMIDT,                  Portfolio manager of the Portfolio (since July 2003). He has been the Chief Investment Officer
Vice President and Portfolio    (since July 2003), the Deputy Chief Investment Officer (June 2002-June 2003) and the Director of
Manager (since 2003)            Product Development (since December 1999 to present) and an analyst (August 1994-December 1999)
Age: 46                         of Trinity Investment Management Corporation, a wholly-owned subsidiary of the Manager's immediate parent, Oppenheimer Acquisition Corp. An officer of other portfolios in the
                                OppenheimerFunds complex.

ANGELO G. MANIOUDAKIS,          Senior Vice President of the Manager (since April 2002), of HarbourView Asset Management
Vice President and Portfolio    Corporation (since April 2002) and of OFI Institutional Asset Management, Inc. (since June
Manager (since 2002)            2002); Executive Director and portfolio manager for Miller, Anderson & Sherrerd, a division of
Age: 40                         Morgan Stanley Investment Management (August 1993-April 2002). An officer of 17 portfolios in the OppenheimerFunds complex.

ANTULIO N. BOMFIM,              Vice President of the Manager (since October 2003); Senior Economist at the Board of Governors
Vice President (since 2004)     of the Federal Reserve System (June 1992-October 2003). A portfolio manager of 15 portfolios in
and Portfolio Manager           the OppenheimerFunds complex.
(since 2003)
Age: 40

GEOFFREY CAAN,                  Vice President and Portfolio Manager of the Manager (since August 2003); Vice President of ABN
Vice President (since 2004)     AMRO NA, Inc. (June 2002-August 2003); Vice President of Zurich Scudder Investments (January
and Portfolio Manager           1999-June 2002). A portfolio manager of 15 portfolios in the OppenheimerFunds complex.
(since 2003)
Age: 36

BENJAMIN J. GORD,               Vice President of the Manager (since April 2002), of HarbourView Asset Management Corporation
Vice President (since 2004)     (since April 2002) and of OFI Institutional Asset Management, Inc. (as of June 2002); Executive
and Portfolio Manager           Director and senior fixed income analyst at Miller Anderson & Sherrerd, a division of Morgan
(since 2002)                    Stanley Investment Management (April 1992-March 2002). A portfolio manager of 15 portfolios in
Age: 44                         the OppenheimerFunds complex.

THOMAS SWANEY,                  Vice President of the Manager (since April 2006); senior analyst, high grade investment team
Vice President and Portfolio    (June 2002-March 2006); senior fixed income analyst at Miller Anderson & Sherrerd, a division of
Manager (since 2006)            Morgan Stanley Investment Management (May 1998-May 2002). A portfolio manager of 15 portfolios
Age: 33                         in the OppenheimerFunds complex.

MARK S. VANDEHEY,               Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Vice
Vice President and Chief        President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
Compliance Officer              Shareholder Services, Inc. (since June 1983); Vice President and Director of Internal Audit of
(since 2004)                    the Manager (1997-February 2004). An officer of 96 portfolios in the OppenheimerFunds complex.
Age: 56

BRIAN W. WIXTED,                Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal         following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting          Shareholder Services, Inc., Oppenheimer Real Asset Management Corporation, and Oppenheimer
Officer (since 1999)            Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                         OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional
                                Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (since June
                                2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999),
                                Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy
                                Program (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 96 portfolios in the OppenheimerFunds complex.


                           38 | TOTAL RETURN PORTFOLIO

BRIAN S. PETERSEN,              Assistant Vice President of the Manager (since August 2002); Manager/Financial Product
Assistant Treasurer             Accounting of the Manager (November 1998-July 2002). An officer of 96 portfolios in the
(since 2004)                    OppenheimerFunds complex.
Age: 36

BRIAN C. SZILAGYI,              Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer             Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                    Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 36                         Services, Inc. (September 2000-May 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and Secretary    Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
(since 2001)                    of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
Age: 58                         General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
                                General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice
                                President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI
                                Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of
                                OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of
                                OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds
                                (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003), Acting
                                General Counsel (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                2001) of the Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November 2001), and
                                OppenheimerFunds International Ltd. (September 1997-November 2001). An officer of 96 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,              Vice President and Associate Counsel of the Manager (since May 2004); First Vice President
Assistant Secretary             (April 2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice
(since 2004)                    President (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS
Age: 39                         Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 96 portfolios in the
                                OppenheimerFunds complex.

KATHLEEN T. IVES,               Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary             of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                    Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October
Age: 41                         2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999);
                                Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc.
                                (since December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 96 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,           Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary             Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2004)                    (1998-2000) of Merrill Lynch Investment Management. An officer of 96 portfolios in the
Age: 43                         OppenheimerFunds complex.

THE PORTFOLIO'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE PORTFOLIO'S DIRECTORS AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.981.2871.


                           39 | TOTAL RETURN PORTFOLIO



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $67,500 in fiscal 2006 and $66,000 in fiscal 2005.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $40,000 in fiscal 2006 and no such fees in fiscal 2005 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Review of management's assessment of the financial statements disclosure impacts of an IRS private letter ruling.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed $2,800 in fiscal 2006 and no such fees in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Professional services with Indian tax matters regarding capital gain/loss transactions and return of income.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed $1,480 in fiscal 2006 and $3,808 in fiscal 2005.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Compliance review.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $44,280 in fiscal 2006 and $3,808 in fiscal 2005 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.


ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Panorama Series Fund, Inc.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007